Hartford Core Bond ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8%
	Asset-Backed - Automobile - 0.1%
$ 105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	$ 102,802
94,067	Tricolor Auto Securitization Trust 0.74%, 04/15/2024(1)	93,734
105,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(1)	101,748
		298,284
	Asset-Backed - Credit Card - 0.0%
110,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	106,505
	Asset-Backed - Finance & Insurance - 4.7%
380,000	Bain Capital Credit CLO Ltd. 2.36%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	376,307
580,000	Barings CLO Ltd. 2.25%, 10/20/2030, 3 mo. USD LIBOR + 1.190%(1)(2)	577,929
95,066	BHG Securitization Trust 0.90%, 10/17/2034(1)	92,083
	BlueMountain CLO Ltd.
460,000	1.67%, 11/20/2034, 3 mo. USD LIBOR + 1.190%(1)(2)	453,660
250,000	2.16%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	245,596
470,000	2.19%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	463,614
246,409	Carlyle Global Market Strategies CLO Ltd. 1.56%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	244,936
	Carlyle U.S. CLO Ltd.
270,000	2.08%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	267,709
250,000	2.14%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(2)	246,842
300,000	CIFC Funding Ltd. 2.23%, 10/20/2034, 3 mo. USD LIBOR + 1.170%(1)(2)	297,923
	Dryden CLO Ltd.
270,000	2.06%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	268,419
410,000	2.14%, 07/17/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	405,019
49,933	FREED ABS Trust 0.62%, 11/20/2028(1)	49,718
640,000	FS Rialto 1.80%, 11/16/2036, 1 mo. USD LIBOR + 1.250%(1)(2)	630,361
785,000	Galaxy XXIV CLO Ltd. 2.16%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	780,780
	Madison Park Funding Ltd.
385,000	2.16%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	380,295
270,000	2.30%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	268,858
250,000	Magnetite Ltd. 2.16%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	248,563
137,806	Marlette Funding Trust 0.65%, 12/15/2031(1)	135,747
330,000	MF1 Multifamily Housing Mortgage 2.02%, 02/19/2037, 3 mo USD SOFR + 1.750%(1)(2)	324,698
	Octagon Investment Partners Ltd.
785,000	1.39%, 02/14/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	776,367
255,000	1.58%, 04/15/2035(1)(2)	254,642
345,000	Regatta Funding Ltd. 2.22%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	341,549
395,000	RR LLC 2.19%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	391,160
340,000	RR Ltd. 2.15%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	336,077
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Asset-Backed - Finance & Insurance - 4.7% - (continued)
	Sound Point CLO Ltd.
$ 785,000	2.04%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	$ 781,384
390,000	2.25%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	386,313
270,834	Upstart Securitization Trust 0.84%, 09/20/2031(1)	262,607
	Venture CLO Ltd.
390,000	2.17%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	384,878
660,000	2.19%, 07/15/2032, 3 mo. USD LIBOR + 1.150%(1)(2)	653,991
150,000	2.28%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	148,835
250,000	Voya CLO Ltd. 2.23%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	248,517
300,000	Wellfleet CLO Ltd. 2.23%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	297,597
		12,022,974
	Commercial Mortgage-Backed Securities - 3.7%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	222,054
	Benchmark Mortgage Trust
562,493	1.63%, 01/15/2054(3)(4)	56,875
618,407	1.92%, 07/15/2053(3)(4)	57,689
190,406	BX Commercial Mortgage Trust 1.47%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	189,337
74,925	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	75,150
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	94,102
35,000	3.18%, 02/10/2048	34,480
150,000	3.31%, 03/10/2048	148,306
110,000	3.38%, 01/10/2039(1)	104,051
210,000	3.73%, 08/10/2049(1)(4)	207,839
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(4)	30,428
97,883	CSMC Trust 2.26%, 08/15/2037(1)	91,922
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	286,751
	DBJPM Mortgage Trust
468,757	1.83%, 09/15/2053(3)(4)	38,941
39,664	3.04%, 05/10/2049	39,145
155,000	FirstKey Homes Trust 4.15%, 05/17/2039(1)	153,400
	FREMF Mortgage Trust
295,000	3.71%, 04/25/2048(1)(4)	290,984
90,000	3.80%, 11/25/2049(1)(4)	89,173
230,000	3.88%, 07/25/2026(1)(4)	224,858
225,000	4.08%, 06/25/2049(1)(4)	222,122
315,000	4.28%, 08/25/2047(1)(4)	315,676
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(4)	367,468
200,000	Hawaii Hotel Trust 1.70%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	197,500
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,054,343
	JPMBB Commercial Mortgage Securities Trust
121,522	2.95%, 06/15/2049	119,946
150,000	3.24%, 10/15/2050	147,576
71,809	3.56%, 12/15/2048	71,890
635,000	3.58%, 03/17/2049	629,073
632,000	JPMDB Commercial Mortgage Securities Trust 3.14%, 12/15/2049	613,696
210,000	Morgan Stanley 3.53%, 12/15/2047	208,216

1

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 100,000	Morgan Stanley Bank of America Merrill Lynch Trust 2.92%, 02/15/2046	$ 99,755
150,000	One Market Plaza Trust 3.61%, 02/10/2032(1)	149,363
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	48,056
100,000	VNDO Mortgage Trust 3.00%, 11/15/2030(1)	100,255
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	353,673
719,000	3.43%, 03/15/2059	707,627
72,355	3.52%, 12/15/2048	72,234
420,000	3.64%, 03/15/2050	414,272
235,000	3.81%, 12/15/2048	234,456
	Wells Fargo N.A.
4,020,918	0.76%, 11/15/2062(3)(4)	166,493
965,414	1.10%, 02/15/2052(3)(4)	48,212
1,493,687	1.45%, 11/15/2053(3)(4)	127,854
1,276,818	1.90%, 03/15/2063(3)(4)	143,762
170,000	2.04%, 02/15/2054	146,312
145,000	4.41%, 11/15/2061(4)	148,148
29,427	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	29,480
		9,372,943
	Other Asset-Backed Securities - 1.6%
	Affirm Asset Securitization Trust
60,937	1.90%, 01/15/2025(1)	60,359
24,283	3.46%, 10/15/2024(1)	24,303
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.65%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	98,331
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	144,389
97,622	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(4)	95,695
	Bayview Opportunity Master Fund Trust
76,200	3.50%, 06/28/2057(1)(4)	75,388
125,159	4.00%, 10/28/2064(1)(4)	123,039
153,450	Domino's Pizza Master Issuer LLC 2.66%, 04/25/2051(1)	137,986
270,000	KKR CLO Ltd. 2.04%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	267,529
194,304	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	180,449
330,000	New Residential Advance Receivables Trust 1.43%, 08/15/2053(1)	321,870
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	295,421
	Progress Residential Trust
145,000	3.20%, 04/17/2039(1)	138,061
400,000	4.44%, 05/17/2041(1)	397,935
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	95,628
140,168	SCF Equipment Leasing 1.19%, 10/20/2027(1)	138,671
67,416	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	65,966
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	55,541
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	68,644
655,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	641,090
110,526	Upstart Securitization Trust 0.83%, 07/20/2031(1)	108,248
235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	215,404
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Other Asset-Backed Securities - 1.6% - (continued)
$ 203,463	Wendy's Funding LLC 2.37%, 06/15/2051(1)	$ 179,506
99,500	Wingstop Funding LLC 2.84%, 12/05/2050(1)	90,968
		4,020,421
	Whole Loan Collateral CMO - 11.7%
427,127	510 Asset Backed Trust 2.12%, 06/25/2061(1)(5)	402,269
	Angel Oak Mortgage Trust
125,254	0.91%, 01/25/2066(1)(4)	121,389
402,652	0.95%, 07/25/2066(1)(4)	381,325
92,788	0.99%, 04/25/2053(1)(4)	90,995
103,141	0.99%, 04/25/2066(1)(4)	99,436
254,230	1.04%, 01/20/2065(1)(4)	238,228
198,421	1.07%, 05/25/2066(1)(4)	185,256
543,897	1.46%, 09/25/2066(1)(4)	492,732
42,522	1.47%, 06/25/2065(1)(4)	41,624
66,180	1.69%, 04/25/2065(1)(4)	64,822
281,561	1.82%, 11/25/2066(1)(4)	260,678
676,644	2.88%, 12/25/2066(1)(5)	650,265
18,312	3.65%, 09/25/2048(1)(4)	18,253
42,506	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(4)	41,463
188,846	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	175,742
	BRAVO Residential Funding Trust
77,597	0.94%, 02/25/2049(1)(4)	73,111
137,835	0.97%, 03/25/2060(1)(4)	133,994
444,173	1.62%, 03/01/2061(1)(5)	412,742
	Bunker Hill Loan Depositary Trust
83,871	1.72%, 02/25/2055(1)(4)	81,535
35,111	2.88%, 07/25/2049(1)(5)	34,496
86,048	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	79,594
531,029	CIM Trust 1.43%, 07/25/2061(1)(4)	492,230
	COLT Mortgage Loan Trust
57,856	0.80%, 07/27/2054(1)	57,467
156,703	0.91%, 06/25/2066(1)(4)	139,958
232,292	0.92%, 08/25/2066(1)(4)	206,477
435,659	0.96%, 09/27/2066(1)(4)	386,455
579,242	1.11%, 10/25/2066(1)(4)	532,464
66,638	1.33%, 10/26/2065(1)(4)	66,407
283,045	1.39%, 01/25/2065(1)(4)	263,210
48,169	1.51%, 04/27/2065(1)(4)	47,091
629,891	2.28%, 12/27/2066(1)(4)	603,962
105,000	4.30%, 03/25/2067(1)	104,361
	CSMC Trust
111,594	0.83%, 03/25/2056(1)(4)	107,107
230,928	0.94%, 05/25/2066(1)(4)	215,259
557,043	1.17%, 07/25/2066(1)(4)	510,449
222,279	1.18%, 02/25/2066(1)(4)	212,932
119,630	1.21%, 05/25/2065(1)(5)	115,103
91,392	1.80%, 12/27/2060(1)(4)	87,114
269,114	1.84%, 10/25/2066(1)(4)	252,136
194,369	2.00%, 01/25/2060(1)(4)	185,025
638,459	2.27%, 11/25/2066(1)(4)	600,731
	Deephaven Residential Mortgage Trust
37,857	0.72%, 05/25/2065(1)(4)	36,368
74,927	0.90%, 04/25/2066(1)(4)	69,518
9,726	1.69%, 05/25/2065(1)	9,710
	Ellington Financial Mortgage Trust
44,570	0.80%, 02/25/2066(1)(4)	41,309
71,776	0.93%, 06/25/2066(1)(4)	65,387
37,801	1.18%, 10/25/2065(1)(4)	37,290
392,575	1.24%, 09/25/2066(1)(4)	351,703
303,956	2.21%, 01/25/2067(1)(4)	286,955
	GCAT Trust
153,799	0.87%, 01/25/2066(1)(4)	147,763

2

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Whole Loan Collateral CMO - 11.7% - (continued)
$ 139,110	1.04%, 05/25/2066(1)(4)	$ 134,420
391,408	1.09%, 08/25/2066(1)(4)	346,098
552,869	1.26%, 07/25/2066(1)(4)	520,478
27,922	1.56%, 04/25/2065(1)(5)	27,225
231,803	1.92%, 08/25/2066(1)(4)	222,209
13,709	2.25%, 01/25/2060(1)(5)	13,476
	Imperial Fund Mortgage Trust
225,193	1.07%, 09/25/2056(1)(4)	206,454
633,961	2.09%, 01/25/2057(1)(4)	562,729
701,331	3.64%, 03/25/2067(1)(5)	683,895
	Legacy Mortgage Asset Trust
106,387	1.65%, 11/25/2060(1)(5)	102,318
93,623	1.75%, 04/25/2061(1)(5)	89,478
124,211	1.75%, 07/25/2061(1)(5)	118,298
	MetLife Securitization Trust
47,006	3.75%, 03/25/2057(1)(4)	46,811
51,770	3.75%, 04/25/2058(1)(4)	51,826
	MFA Trust
36,147	1.01%, 01/26/2065(1)(4)	34,803
181,457	1.03%, 11/25/2064(1)(4)	165,878
98,805	1.15%, 04/25/2065(1)(4)	94,496
	Mill City Mortgage Loan Trust
111,361	3.25%, 10/25/2069(1)(4)	108,931
48,923	3.50%, 05/25/2058(1)(4)	48,567
	New Residential Mortgage Loan Trust
99,709	0.94%, 07/25/2055(1)(4)	96,267
81,438	0.94%, 10/25/2058(1)(4)	78,290
475,605	1.16%, 11/27/2056(1)(4)	448,029
25,209	1.65%, 05/24/2060(1)(4)	24,533
608,333	2.28%, 01/25/2026(1)(4)	563,175
118,782	3.50%, 12/25/2057(1)(4)	118,279
19,076	3.75%, 03/25/2056(1)(4)	18,646
51,729	3.75%, 11/25/2058(1)(4)	50,524
226,472	4.00%, 03/25/2057(1)(4)	222,645
244,373	4.00%, 12/25/2057(1)(4)	239,758
275,317	NMLT Trust 1.19%, 05/25/2056(1)(4)	256,815
	OBX Trust
273,132	1.05%, 07/25/2061(1)(4)	247,426
201,062	1.07%, 02/25/2066(1)(4)	190,628
552,746	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(4)	523,086
	Preston Ridge Partners Mortgage Trust LLC
110,756	1.32%, 07/25/2051(1)(4)(5)	104,541
284,108	1.74%, 09/25/2026(1)(4)	267,300
174,489	1.79%, 06/25/2026(1)(5)	167,892
291,096	1.79%, 07/25/2026(1)(5)	277,260
317,428	1.87%, 04/25/2026(1)(5)	298,321
436,783	1.87%, 08/25/2026(1)(5)	415,547
79,813	2.12%, 03/25/2026(1)(4)	75,940
62,455	2.36%, 11/25/2025(1)(5)	60,450
559,955	2.36%, 10/25/2026(1)(4)(5)	539,564
	Pretium Mortgage Credit Partners LLC
279,431	1.74%, 07/25/2051(1)(5)	265,473
620,962	1.84%, 09/25/2051(1)(5)	587,592
140,318	1.87%, 07/25/2051(1)	131,581
333,436	1.99%, 02/25/2061(1)(5)	315,624
563,070	2.36%, 10/27/2060(1)(5)	536,537
617,923	2.49%, 10/25/2051(1)(5)	595,226
123,765	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)(5)	119,156
87,695	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	85,374
22,539	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	21,790
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Whole Loan Collateral CMO - 11.7% - (continued)
	Starwood Mortgage Residential Trust
$ 64,657	0.94%, 05/25/2065(1)(4)	$ 61,783
477,736	1.16%, 08/25/2056(1)(4)	447,013
178,981	1.22%, 05/25/2065(1)(4)	169,242
28,385	1.49%, 04/25/2065(1)(4)	27,874
427,272	1.92%, 11/25/2066(1)(4)	397,525
	Toorak Mortgage Corp. Ltd.
201,127	1.15%, 07/25/2056(1)(4)	183,204
190,000	2.24%, 06/25/2024(1)(5)	178,672
	Towd Point Mortgage Trust
138,439	1.75%, 10/25/2060(1)	128,506
391,727	2.16%, 01/25/2052(1)(4)	388,235
4,387	2.75%, 08/25/2055(1)(4)	4,381
126,628	2.75%, 10/25/2056(1)(4)	126,214
212,409	2.75%, 06/25/2057(1)(4)	208,959
133,313	2.75%, 07/25/2057(1)(4)	133,045
199,134	2.75%, 10/25/2057(1)(4)	195,961
57,834	2.90%, 10/25/2059(1)(4)	56,555
369,077	2.92%, 11/30/2060(1)(4)	353,661
49,451	3.25%, 03/25/2058(1)(4)	49,157
226,858	3.66%, 03/25/2058(1)(4)	223,783
	VCAT LLC
161,778	1.74%, 05/25/2051(1)(5)	153,099
907,099	1.87%, 08/25/2051(1)(5)	869,910
607,280	1.92%, 09/25/2051(1)(5)	571,223
68,090	2.12%, 03/27/2051(1)(5)	65,604
	Verus Securitization Trust
100,386	0.92%, 02/25/2064(1)(4)	97,921
195,331	0.94%, 07/25/2066(1)(4)	185,427
504,583	1.01%, 09/25/2066(1)(4)	462,933
87,273	1.03%, 02/25/2066(1)(4)	82,171
69,999	1.22%, 05/25/2065(1)(5)	67,248
48,379	1.50%, 05/25/2065(1)(5)	47,008
299,657	1.82%, 11/25/2066(1)(4)	279,176
586,263	1.83%, 10/25/2066(1)(4)	544,728
54,033	2.69%, 11/25/2059(1)(4)	53,902
403,502	2.72%, 01/25/2067(1)(5)	386,893
339,186	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	324,951
226,605	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	218,384
171,985	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	164,331
204,977	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	193,376
138,457	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	134,034
		30,069,638
	Total Asset & Commercial Mortgage-Backed Securities (cost $58,762,211)	$ 55,890,765
CORPORATE BONDS - 30.0%
	Aerospace/Defense - 0.5%
416,000	Boeing Co. 5.04%, 05/01/2027	$ 422,355
	L3Harris Technologies, Inc.
72,000	3.85%, 06/15/2023	72,601
100,000	4.40%, 06/15/2028	100,109
102,000	Lockheed Martin Corp. 3.80%, 03/01/2045	94,813
280,000	Northrop Grumman Corp. 5.15%, 05/01/2040	296,079
252,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	251,964
		1,237,921
	Agriculture - 0.6%
64,000	Altria Group, Inc. 3.88%, 09/16/2046	48,315
	BAT Capital Corp.
270,000	2.26%, 03/25/2028	230,818
370,000	3.56%, 08/15/2027	345,227

3

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Agriculture - 0.6% - (continued)
$ 265,000	4.74%, 03/16/2032	$ 249,050
	BAT International Finance plc
95,000	1.67%, 03/25/2026	85,284
265,000	4.45%, 03/16/2028	255,414
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	216,856
170,000	4.00%, 06/22/2032(1)	168,259
		1,599,223
	Beverages - 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
682,000	3.75%, 07/15/2042	578,518
31,000	4.35%, 06/01/2040	29,221
145,000	Coca-Cola Co. 3.00%, 03/05/2051	119,067
104,000	Constellation Brands, Inc. 3.60%, 02/15/2028	100,246
400,000	Diageo Capital plc 2.00%, 04/29/2030	348,701
210,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	205,173
5,000	PepsiCo, Inc. 2.63%, 03/19/2027	4,817
		1,385,743
	Biotechnology - 0.9%
	Amgen, Inc.
640,000	2.00%, 01/15/2032	529,117
75,000	3.35%, 02/22/2032	69,246
	CSL Finance plc Co.
230,000	4.05%, 04/27/2029(1)	228,905
230,000	4.25%, 04/27/2032(1)	228,293
	Gilead Sciences, Inc.
375,000	1.65%, 10/01/2030	311,708
5,000	3.65%, 03/01/2026	4,970
	Royalty Pharma plc
365,000	1.75%, 09/02/2027	320,058
270,000	2.15%, 09/02/2031	217,409
325,000	2.20%, 09/02/2030	271,477
		2,181,183
	Chemicals - 0.1%
15,000	Air Products and Chemicals, Inc. 1.85%, 05/15/2027	13,810
209,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	211,997
45,000	LYB International Finance LLC 1.25%, 10/01/2025	41,281
	Sherwin-Williams Co.
67,000	2.30%, 05/15/2030	58,207
2,000	2.95%, 08/15/2029	1,840
		327,135
	Commercial Banks - 7.7%
	Bank of America Corp.
315,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(6)	285,459
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(6)	354,123
432,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	416,100
155,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(6)	131,109
730,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(6)	627,013
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.7% - (continued)
$ 485,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(6)	$ 483,920
155,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(6)	126,960
671,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	648,335
503,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	454,127
460,000	Bank of Nova Scotia 1.95%, 02/02/2027	420,056
600,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027(7)	561,359
400,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	373,398
250,000	BPCE S.A. 2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(6)	223,805
	Citigroup, Inc.
270,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(6)	240,517
1,146,000	3.20%, 10/21/2026	1,107,152
800,000	3.70%, 01/12/2026	791,668
	Goldman Sachs Group, Inc.
250,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(6)	240,295
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(6)	44,485
190,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(6)	157,220
1,121,000	2.60%, 02/07/2030	974,646
460,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(6)	389,552
55,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(6)	46,453
70,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(6)	61,213
67,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	61,328
	HSBC Holdings plc
815,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(6)	764,382
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	177,885
405,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(6)	400,508
200,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(6)	189,400

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.7% - (continued)
	JP Morgan Chase & Co.
$ 1,643,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	$ 1,576,181
365,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(6)	309,415
825,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(6)	707,236
85,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	68,282
320,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(6)	259,149
95,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(6)	95,445
405,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(6)	404,149
77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	76,822
45,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(6)	45,304
218,000	KeyCorp. 2.55%, 10/01/2029	194,639
	Morgan Stanley
120,000	1.16%, 10/21/2025, (1.16% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.560% thereafter)(6)	112,052
160,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(6)	143,988
235,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(6)	188,638
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(6)	76,620
465,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(6)	429,600
160,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(6)	134,703
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	278,897
700,000	3.88%, 01/27/2026	694,384
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	84,297
495,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(6)	491,582
400,000	4.30%, 01/27/2045	378,541
164,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	164,468
500,000	Truist Bank 2.25%, 03/11/2030	432,555
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.7% - (continued)
$ 160,000	Truist Financial Corp. 1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(6)	$ 140,302
	Wells Fargo & Co.
958,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(6)	920,527
300,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(6)	272,927
265,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(6)	263,440
181,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(6)	189,409
		19,886,020
	Commercial Services - 0.3%
	Global Payments, Inc.
75,000	2.15%, 01/15/2027	68,061
202,000	2.90%, 05/15/2030	178,023
202,000	3.20%, 08/15/2029	183,931
	Howard University (AGM Insured)
100,000	2.90%, 10/01/2031	88,262
70,000	3.48%, 10/01/2041	58,324
	S&P Global, Inc.
120,000	2.45%, 03/01/2027(1)	113,131
155,000	2.90%, 03/01/2032(1)	140,164
		829,896
	Construction Materials - 0.0%
23,000	Carrier Global Corp. 2.24%, 02/15/2025	22,028
	Diversified Financial Services - 0.4%
380,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	316,306
285,000	American Express Co. 2.55%, 03/04/2027	269,264
444,000	BlackRock, Inc. 1.90%, 01/28/2031	373,981
		959,551
	Electric - 4.0%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	82,302
42,000	4.15%, 08/15/2044	39,109
447,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	429,024
154,000	Commonwealth Edison Co. 2.55%, 06/15/2026	148,277
195,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	154,135
1,273,000	Dominion Energy, Inc. 2.85%, 08/15/2026	1,224,724
	Duke Energy Corp.
1,180,000	2.55%, 06/15/2031	1,007,990
615,000	2.65%, 09/01/2026	582,587
162,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	133,047
100,000	Duke Energy Progress LLC 4.00%, 04/01/2052	93,431
200,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	179,159
349,000	Evergy, Inc. 2.90%, 09/15/2029	320,302
	Exelon Corp.
100,000	3.95%, 06/15/2025	100,819
50,000	4.10%, 03/15/2052(1)	44,543
105,000	4.70%, 04/15/2050	102,356
	Georgia Power Co.
99,000	2.10%, 07/30/2023	97,922
356,000	4.30%, 03/15/2042	323,625
297,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	268,627

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Electric - 4.0% - (continued)
$ 494,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	$ 422,459
209,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	209,980
	Oncor Electric Delivery Co. LLC
355,000	2.75%, 05/15/2030(1)	326,364
112,000	2.95%, 04/01/2025	110,220
	Pacific Gas and Electric Co.
750,000	2.50%, 02/01/2031	594,326
175,000	3.25%, 06/01/2031	146,963
260,000	4.95%, 07/01/2050	217,408
700,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	567,458
	Puget Energy, Inc.
324,000	3.65%, 05/15/2025	321,327
102,000	4.10%, 06/15/2030	97,693
	Sempra Energy
47,000	3.40%, 02/01/2028	45,132
45,000	3.70%, 04/01/2029	43,277
162,000	4.00%, 02/01/2048	143,004
464,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	447,008
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	198,605
285,000	2.75%, 02/01/2032	247,200
72,000	2.85%, 08/01/2029	64,942
206,000	3.65%, 02/01/2050	164,950
132,000	4.00%, 04/01/2047	113,234
	Southern Co.
4,000	3.25%, 07/01/2026	3,879
387,000	3.70%, 04/30/2030	365,055
		10,182,463
	Entertainment - 0.2%
415,000	Magallanes, Inc. 4.28%, 03/15/2032(1)	386,055
	Food - 0.3%
287,000	Conagra Brands, Inc. 4.85%, 11/01/2028	288,854
280,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	251,233
	Mondelez International, Inc.
265,000	1.50%, 02/04/2031	214,756
60,000	2.63%, 03/17/2027	56,638
45,000	3.00%, 03/17/2032	40,240
		851,721
	Gas - 0.4%
65,000	Boston Gas Co. 3.76%, 03/16/2032(1)	61,009
62,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	60,529
	NiSource, Inc.
55,000	1.70%, 02/15/2031	43,425
647,000	3.49%, 05/15/2027	629,188
132,000	3.60%, 05/01/2030	123,537
		917,688
	Healthcare - Products - 0.4%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	362,508
385,000	Baxter International, Inc. 2.27%, 12/01/2028(1)	343,226
417,000	Boston Scientific Corp. 1.90%, 06/01/2025	394,951
		1,100,685
	Healthcare - Services - 0.6%
	Anthem, Inc.
25,000	2.25%, 05/15/2030	21,642
107,000	2.88%, 09/15/2029	98,069
71,000	4.38%, 12/01/2047	67,833
117,000	CommonSpirit Health 2.76%, 10/01/2024	114,610
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Healthcare - Services - 0.6% - (continued)
$ 45,000	HCA, Inc. 4.63%, 03/15/2052(1)	$ 39,400
	Humana, Inc.
130,000	2.15%, 02/03/2032	107,145
350,000	3.70%, 03/23/2029	336,109
	Kaiser Foundation Hospitals
225,000	2.81%, 06/01/2041	178,481
95,000	3.00%, 06/01/2051	73,918
142,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	123,907
105,000	Sutter Health 3.36%, 08/15/2050	82,851
	UnitedHealth Group, Inc.
295,000	2.30%, 05/15/2031	258,696
87,000	4.75%, 07/15/2045	91,033
		1,593,694
	Insurance - 1.2%
611,000	American International Group, Inc. 2.50%, 06/30/2025	587,557
	Aon Corp. / Aon Global Holdings plc
35,000	2.85%, 05/28/2027	33,358
100,000	3.90%, 02/28/2052	86,511
350,000	Athene Global Funding 2.65%, 10/04/2031(1)	293,338
197,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	188,825
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	273,672
	Corebridge Financial, Inc.
70,000	3.85%, 04/05/2029(1)	66,921
55,000	3.90%, 04/05/2032(1)	51,750
515,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	451,534
	Marsh & McLennan Cos., Inc.
86,000	3.88%, 03/15/2024	87,043
180,000	4.75%, 03/15/2039	183,596
470,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	405,634
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	4,372
172,000	Progressive Corp. 3.20%, 03/26/2030	162,083
309,000	Willis North America, Inc. 2.95%, 09/15/2029	276,145
		3,152,339
	Internet - 0.6%
	Amazon.com, Inc.
206,000	3.15%, 08/22/2027	201,817
865,000	3.30%, 04/13/2027	858,898
575,000	4.10%, 04/13/2062	550,973
		1,611,688
	Investment Company Security - 0.4%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	462,247
755,000	Magallanes, Inc. 5.14%, 03/15/2052(1)	677,716
		1,139,963
	Iron/Steel - 0.0%
75,000	Vale Overseas Ltd. 3.75%, 07/08/2030	67,781
	IT Services - 0.4%
	Apple, Inc.
111,000	1.13%, 05/11/2025	104,693
41,000	2.20%, 09/11/2029	37,266
620,000	2.65%, 02/08/2051	471,181
125,000	International Business Machines Corp. 2.72%, 02/09/2032	110,879
265,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	206,195
		930,214

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Lodging - 0.0%
$ 115,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	$ 104,877
	Machinery - Construction & Mining - 0.1%
187,000	Caterpillar, Inc. 2.60%, 04/09/2030	172,103
	Machinery-Diversified - 0.2%
31,000	John Deere Capital Corp. 1.20%, 04/06/2023	30,662
640,000	Otis Worldwide Corp. 2.57%, 02/15/2030	561,867
		592,529
	Media - 1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
37,000	2.80%, 04/01/2031	30,773
280,000	3.90%, 06/01/2052	203,743
652,000	4.20%, 03/15/2028	628,237
175,000	4.40%, 04/01/2033	159,658
380,000	4.40%, 12/01/2061	284,977
110,000	4.80%, 03/01/2050	90,376
108,000	5.13%, 07/01/2049	93,000
	Comcast Corp.
59,000	2.94%, 11/01/2056(1)	42,368
456,000	3.20%, 07/15/2036	395,991
195,000	3.75%, 04/01/2040	175,540
220,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	187,595
	Discovery Communications LLC
95,000	3.95%, 06/15/2025	94,214
132,000	3.95%, 03/20/2028	127,038
23,000	4.13%, 05/15/2029	21,994
100,000	4.65%, 05/15/2050	86,271
105,000	4.90%, 03/11/2026	106,771
362,000	5.20%, 09/20/2047	333,415
70,000	5.30%, 05/15/2049	65,937
196,000	Paramount Global, Inc. 4.95%, 01/15/2031	194,310
		3,322,208
	Miscellaneous Manufacturing - 0.2%
550,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	502,066
	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
80,000	2.67%, 12/01/2026	73,469
110,000	3.28%, 12/01/2028	99,116
70,000	3.57%, 12/01/2031	61,288
		233,873
	Oil & Gas - 0.8%
95,000	BP Capital Markets America Co. 2.72%, 01/12/2032	83,783
	BP Capital Markets America, Inc.
205,000	2.94%, 06/04/2051	152,368
115,000	3.06%, 06/17/2041	93,902
255,000	3.38%, 02/08/2061	198,709
132,000	3.63%, 04/06/2030	127,127
135,000	ConocoPhillips Co. 3.80%, 03/15/2052	121,839
80,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	75,094
	Equinor ASA
222,000	3.63%, 04/06/2040	203,279
66,000	3.70%, 04/06/2050	59,625
	Exxon Mobil Corp.
217,000	4.23%, 03/19/2040	212,813
2,000	4.33%, 03/19/2050	1,976
141,000	Hess Corp. 7.30%, 08/15/2031	163,256
210,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	213,240
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	69,423
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Oil & Gas - 0.8% - (continued)
	Shell International Finance B.V.
$ 190,000	3.00%, 11/26/2051	$ 149,153
250,000	3.25%, 04/06/2050	206,430
		2,132,017
	Oil & Gas Services - 0.1%
90,000	Halliburton Co. 4.85%, 11/15/2035	91,017
81,000	Schlumberger Holdings Corp. 4.30%, 05/01/2029(1)	79,974
		170,991
	Pharmaceuticals - 1.3%
	AbbVie, Inc.
359,000	3.20%, 11/21/2029	334,411
424,000	4.25%, 11/21/2049	389,561
	Astrazeneca Finance LLC
230,000	1.20%, 05/28/2026	209,255
410,000	1.75%, 05/28/2028	365,939
	Bristol-Myers Squibb Co.
190,000	0.75%, 11/13/2025	173,305
60,000	2.55%, 11/13/2050	43,333
27,000	3.40%, 07/26/2029	26,175
285,000	3.55%, 03/15/2042	253,449
565,000	Cigna Corp. 1.25%, 03/15/2026	513,754
	CVS Health Corp.
7,000	4.13%, 04/01/2040	6,374
364,000	5.13%, 07/20/2045	365,154
129,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	130,097
167,000	Johnson & Johnson 3.55%, 03/01/2036	160,620
134,000	Novartis Capital Corp. 2.00%, 02/14/2027	125,983
25,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	24,945
200,000	Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	168,209
		3,290,564
	Pipelines - 1.1%
	Energy Transfer Operating L.P.
161,000	3.75%, 05/15/2030	148,487
432,000	5.30%, 04/01/2044	399,358
	Enterprise Products Operating LLC
90,000	3.30%, 02/15/2053	67,917
333,000	4.80%, 02/01/2049	318,650
196,522	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	164,108
	MPLX L.P.
154,000	4.13%, 03/01/2027	152,711
165,000	4.95%, 03/14/2052	151,149
55,000	5.20%, 03/01/2047	52,259
62,000	5.20%, 12/01/2047	58,506
	ONEOK, Inc.
120,000	3.10%, 03/15/2030	106,840
80,000	4.55%, 07/15/2028	79,686
90,000	5.85%, 01/15/2026	94,844
42,000	6.35%, 01/15/2031	45,909
60,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.55%, 12/15/2029	54,712
	Sabine Pass Liquefaction LLC
45,000	4.20%, 03/15/2028	44,178
222,000	4.50%, 05/15/2030	220,503
55,000	5.00%, 03/15/2027	56,294
38,000	5.63%, 03/01/2025	39,357
	Targa Resources Corp.
140,000	4.20%, 02/01/2033	132,862

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Pipelines - 1.1% - (continued)
$ 20,000	4.95%, 04/15/2052	$ 18,322
	TransCanada PipeLines Ltd.
135,000	1.00%, 10/12/2024	126,758
185,000	2.50%, 10/12/2031	158,466
113,000	4.10%, 04/15/2030	110,567
2,000	4.75%, 05/15/2038	1,969
95,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	88,117
		2,892,529
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
125,000	1.45%, 09/15/2026	111,727
35,000	1.50%, 01/31/2028	29,632
17,000	2.10%, 06/15/2030	13,970
182,000	2.40%, 03/15/2025	175,049
195,000	3.65%, 03/15/2027	187,966
	Equinix, Inc.
5,000	1.80%, 07/15/2027	4,413
400,000	2.00%, 05/15/2028	348,753
	Realty Income Corp.
10,000	2.20%, 06/15/2028	8,942
100,000	3.40%, 01/15/2028	96,488
	VICI Properties L.P.
170,000	4.95%, 02/15/2030	168,842
230,000	5.13%, 05/15/2032	228,390
		1,374,172
	Retail - 0.4%
127,000	AutoZone, Inc. 3.63%, 04/15/2025	127,061
	Home Depot, Inc.
110,000	3.30%, 04/15/2040	96,447
157,000	3.50%, 09/15/2056	132,108
	Lowe's Cos., Inc.
55,000	3.35%, 04/01/2027	53,832
37,000	3.70%, 04/15/2046	31,043
40,000	3.75%, 04/01/2032	37,745
	McDonald's Corp.
31,000	3.35%, 04/01/2023	31,215
332,000	3.63%, 09/01/2049	278,536
112,000	Starbucks Corp. 3.80%, 08/15/2025	112,835
		900,822
	Semiconductors - 1.1%
2,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	1,618
	Broadcom, Inc.
20,000	2.60%, 02/15/2033(1)	16,093
318,000	3.19%, 11/15/2036(1)	251,500
545,000	3.42%, 04/15/2033(1)	468,219
92,000	3.47%, 04/15/2034(1)	78,203
285,000	4.30%, 11/15/2032	267,578
	Intel Corp.
129,000	2.45%, 11/15/2029	116,887
125,000	2.80%, 08/12/2041	98,542
25,000	3.05%, 08/12/2051	19,479
254,000	3.25%, 11/15/2049	205,142
360,000	Marvell Technology, Inc. 2.95%, 04/15/2031	313,017
297,000	Microchip Technology, Inc. 2.67%, 09/01/2023	294,242
	NVIDIA Corp.
165,000	1.55%, 06/15/2028	145,389
215,000	3.50%, 04/01/2040	194,664
	NXP B.V. / NXP Funding LLC
264,000	4.30%, 06/18/2029(1)	257,563
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Semiconductors - 1.1% - (continued)
$ 44,000	4.88%, 03/01/2024(1)	$ 44,857
122,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	114,793
		2,887,786
	Software - 1.5%
	Fiserv, Inc.
393,000	2.25%, 06/01/2027	360,097
382,000	3.20%, 07/01/2026	370,255
	Microsoft Corp.
187,000	2.53%, 06/01/2050	140,834
52,000	2.92%, 03/17/2052	42,431
	Oracle Corp.
265,000	2.30%, 03/25/2028	231,064
1,090,000	2.88%, 03/25/2031	921,078
514,000	3.60%, 04/01/2040	399,095
172,000	3.60%, 04/01/2050	123,644
67,000	3.80%, 11/15/2037	54,993
253,000	3.95%, 03/25/2051	192,773
145,000	4.00%, 07/15/2046	113,950
90,000	4.00%, 11/15/2047	70,154
120,000	4.10%, 03/25/2061	88,968
10,000	4.13%, 05/15/2045	7,952
205,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	188,957
	Salesforce.com, Inc.
515,000	1.95%, 07/15/2031	442,162
37,000	3.25%, 04/11/2023	37,260
		3,785,667
	Telecommunications - 1.0%
	AT&T, Inc.
195,000	1.70%, 03/25/2026	180,190
670,000	3.50%, 02/01/2061	498,031
29,000	3.55%, 09/15/2055	22,502
325,000	3.65%, 06/01/2051	264,398
49,000	3.65%, 09/15/2059	37,932
101,000	3.80%, 12/01/2057	81,061
200,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	180,714
205,000	Rogers Communications, Inc. 4.55%, 03/15/2052(1)	182,482
	T-Mobile USA, Inc.
360,000	1.50%, 02/15/2026	328,654
55,000	2.05%, 02/15/2028	48,546
285,000	3.00%, 02/15/2041	217,704
134,000	3.50%, 04/15/2025	132,319
67,000	4.50%, 04/15/2050	61,251
	Verizon Communications, Inc.
105,000	2.65%, 11/20/2040	79,633
35,000	2.85%, 09/03/2041	27,378
60,000	3.40%, 03/22/2041	50,556
45,000	3.55%, 03/22/2051	37,131
50,000	3.85%, 11/01/2042	44,467
20,000	4.00%, 03/22/2050	17,932
167,000	Vodafone Group plc 4.38%, 02/19/2043	151,464
		2,644,345
	Transportation - 0.4%
160,000	Canadian Pacific Railway Co. 2.45%, 12/02/2031	139,355
55,000	Norfolk Southern Corp. 3.40%, 11/01/2049	45,043
	Union Pacific Corp.
575,000	2.38%, 05/20/2031	507,884
135,000	2.80%, 02/14/2032	121,621
137,000	4.10%, 09/15/2067	122,985
		936,888

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Trucking & Leasing - 0.2%
$ 455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	$ 424,482
	Water - 0.2%
406,000	American Water Capital Corp. 3.75%, 09/01/2028	399,240
	Total Corporate Bonds (cost $88,392,150)	$ 77,130,150
FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
	Bermuda - 0.1%
400,000	Bermuda Government International Bond 2.38%, 08/20/2030(8)	$ 351,000
	Chile - 0.3%
	Chile Government International Bond
600,000	3.10%, 05/07/2041	469,104
200,000	3.50%, 01/31/2034	181,398
		650,502
	Mexico - 0.6%
	Mexico Government International Bond
545,000	2.66%, 05/24/2031	460,525
255,000	3.50%, 02/12/2034	215,801
400,000	4.28%, 08/14/2041	332,816
546,000	4.75%, 03/08/2044	478,012
		1,487,154
	Panama - 0.4%
	Panama Government International Bond
400,000	3.87%, 07/23/2060	298,912
650,000	4.50%, 04/16/2050	562,133
200,000	4.50%, 01/19/2063	165,454
		1,026,499
	Philippines - 0.3%
965,000	Philippine Government International Bond 3.70%, 02/02/2042	845,359
	Romania - 0.3%
312,000	Romania 3.00%, 02/27/2027(1)	289,776
466,000	Romanian Government International Bond 3.00%, 02/14/2031(8)	397,005
		686,781
	Saudi Arabia - 0.2%
605,000	Saudi Government International Bond 4.50%, 10/26/2046(8)	579,409
	United Arab Emirates - 0.1%
390,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(8)	343,202
	Total Foreign Government Obligations (cost $7,344,945)	$ 5,969,906
MUNICIPAL BONDS - 0.7%
	Airport - 0.1%
205,000	Dallas Fort Worth International Airport 4.51%, 11/01/2051	$ 195,933
	Development - 0.2%
435,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	431,654
	General - 0.1%
	County of Riverside, CA
55,000	2.96%, 02/15/2027	52,955
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	General - 0.1% - (continued)
$ 55,000	3.07%, 02/15/2028	$ 52,621
65,000	Dist of Columbia Rev 3.43%, 04/01/2042	58,062
230,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	215,005
		378,643
	General Obligation - 0.1%
180,000	California State, GO Taxable 7.30%, 10/01/2039	237,872
	Higher Education - 0.0%
	Marshall University, WV, (AGM Insured)
10,000	2.91%, 05/01/2026	9,770
10,000	3.63%, 05/01/2034	9,578
		19,348
	Transportation - 0.2%
40,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	37,606
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,503
40,000	5.18%, 11/15/2049	42,906
115,000	6.81%, 11/15/2040	140,046
85,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	75,611
205,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	201,100
		512,772
	Total Municipal Bonds (cost $1,917,103)	$ 1,776,222
U.S. GOVERNMENT AGENCIES - 36.4%
	Mortgage-Backed Agencies - 36.4%
	FHLMC - 0.2%
229,544	0.97%, 11/25/2030(3)(4)	$ 13,760
17,972	1.13%, 12/15/2027	17,250
1,410,965	1.21%, 06/25/2030(3)(4)	104,000
20,403	1.25%, 12/15/2027	19,637
98,708	1.25%, 01/25/2030(3)(4)	6,907
1,544,857	1.49%, 06/25/2030(3)(4)	139,204
1,097,979	1.54%, 05/25/2030(3)(4)	102,969
1,229,616	1.68%, 05/25/2030(3)(4)	125,097
174,529	1.81%, 04/25/2030(3)(4)	18,532
24,277	2.50%, 12/15/2042	22,966
		570,322
	FNMA - 0.4%
81,932	1.25%, 02/25/2028	78,552
19,227	1.50%, 09/25/2027	18,557
282,000	3.00%, 12/25/2045	267,405
420,000	3.00%, 10/25/2046	402,568
226,728	3.00%, 03/01/2050	214,826
		981,908
	GNMA - 7.1%
2,300,000	2.00%, 05/19/2052(9)	2,088,688
5,875,000	2.50%, 05/19/2052(9)	5,461,455
4,700,000	3.00%, 05/19/2052(9)	4,486,480
3,375,000	3.50%, 05/19/2052(9)	3,305,918
3,000,000	4.00%, 05/19/2052(9)	3,007,559
		18,350,100
	UMBS - 28.7%
2,600,000	1.50%, 05/17/2037(9)	2,379,660
300,000	1.50%, 05/12/2052(9)	253,313
9,415,000	2.00%, 05/12/2052(9)	8,314,622
18,685,000	2.00%, 06/13/2052(9)	16,469,926
1,300,000	2.50%, 05/17/2037(9)	1,244,597

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	UMBS - 28.7% - (continued)
$ 14,065,000	2.50%, 05/12/2052(9)	$ 12,845,301
14,060,000	2.50%, 06/13/2052(9)	12,814,299
750,000	3.00%, 05/17/2037(9)	735,529
7,675,000	3.00%, 05/12/2052(9)	7,244,780
8,000,000	3.50%, 05/12/2052(9)	7,767,500
2,350,000	4.00%, 05/12/2052(9)	2,339,122
1,200,000	4.50%, 05/12/2052(9)	1,220,384
		73,629,033
	Total U.S. Government Agencies (cost $95,187,743)	$ 93,531,363
U.S. GOVERNMENT SECURITIES - 43.7%
	U.S. Treasury Securities - 43.7%
	U.S. Treasury Bonds - 9.9%
76,259	0.13%, 02/15/2051(10)	$ 70,405
182,029	0.25%, 02/15/2050(10)	173,160
887,110	0.88%, 02/15/2047(10)	969,803
1,570,000	1.25%, 05/15/2050	1,051,900
1,495,000	1.38%, 11/15/2040	1,121,834
1,010,000	1.38%, 08/15/2050	698,557
2,455,000	1.63%, 11/15/2050	1,813,152
630,000	2.00%, 02/15/2050	510,718
520,000	2.25%, 02/15/2052	448,500
528,000	2.38%, 11/15/2049(11)	466,352
1,120,000	2.50%, 02/15/2045	994,700
7,170,000	3.00%, 02/15/2047	7,012,316
1,525,000	3.00%, 02/15/2048	1,504,806
2,095,000	3.13%, 02/15/2043	2,075,278
400,000	3.13%, 05/15/2048	405,031
1,840,000	3.63%, 02/15/2044	1,968,800
1,464,000	3.75%, 11/15/2043	1,594,559
275,000	3.88%, 08/15/2040	304,928
1,867,600	4.63%, 02/15/2040	2,278,326
		25,463,125
	U.S. Treasury Notes - 33.8%
13,555,000	0.13%, 06/30/2023	13,219,831
3,560,000	0.25%, 06/15/2023	3,482,125
4,410,000	0.38%, 04/30/2025(11)	4,095,443
20,565,000	0.38%, 11/30/2025	18,788,055
4,545,000	0.50%, 02/28/2026	4,145,892
5,260,000	0.50%, 04/30/2027	4,669,894
700,000	0.63%, 05/15/2030	586,387
1,830,000	0.63%, 08/15/2030	1,525,191
1,345,000	0.75%, 04/30/2026	1,234,825
3,725,000	0.88%, 11/15/2030	3,160,284
1,720,000	1.13%, 02/28/2025	1,639,442
2,725,000	1.13%, 08/31/2028	2,437,917
4,482,000	1.50%, 01/31/2027	4,199,424
8,710,000	1.75%, 01/31/2029	8,077,164
753,000	2.75%, 06/30/2025	749,706
14,785,000	2.88%, 05/15/2028(11)	14,717,428
		86,729,008
	Total U.S. Government Securities (cost $126,099,283)	$ 112,192,133
	Total Long-Term Investments (Cost $377,703,435)	$ 346,490,539
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.3%
$ 3,323,181	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $3,323,247; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $3,389,701		$ 3,323,181
	Securities Lending Collateral - 0.2%
158,544	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(12)		158,544
384,595	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(12)		384,595
			543,139
	Total Short-Term Investments (cost $3,866,320)		$ 3,866,320
	Total Investments (cost $381,569,755)	136.4%	$ 350,356,859
	Other Assets and Liabilities	(36.4)%	(93,477,311)
	Total Net Assets	100.0%	$ 256,879,548
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $59,058,159, representing 23.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $1,670,616, representing 0.7% of net assets.
(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $1,153,229.
(12)	Current yield as of period end.

OTC Swaptions Outstanding at April 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.38.V1*	GSC	72.50%	Pay	05/18/2022	USD	(13,085,000)	$ (3,372)	$ (23,554)	$ 20,182
CDX.NA.IG.38.V1*	GSC	77.50%	Pay	05/18/2022	USD	(13,085,000)	(11,381)	(20,936)	9,555
							$ (14,753)	$ (44,490)	$ 29,737
Put
CDX.NA.IG.38.V1*	GSC	72.50%	Receive	05/18/2022	USD	(13,085,000)	$ (75,823)	$ (35,002)	$ (40,821)
CDX.NA.IG.38.V1*	GSC	77.50%	Receive	05/18/2022	USD	(13,085,000)	(53,108)	(34,021)	(19,087)
							$ (128,931)	$ (69,023)	$ (59,908)
Total Written Option Contracts OTC swaption contracts							$ (143,684)	$ (113,513)	$ (30,171)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	35	06/30/2022	$ 7,378,438	$ (6,443)
Short position contracts:
U.S. Treasury 5-Year Note Future	209	06/30/2022	$ 23,548,422	$ 958,247
U.S. Treasury 10-Year Note Future	172	06/21/2022	20,494,875	863,614
U.S. Treasury 10-Year Ultra Future	90	06/21/2022	11,610,000	385,096
U.S. Treasury Long Bond Future	44	06/21/2022	6,190,250	616,003
U.S. Treasury Ultra Bond Future	34	06/21/2022	5,454,875	547,032
Total				$ 3,369,992
Total futures contracts				$ 3,363,549
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
11

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 55,890,765	$ —	$ 55,890,765	$ —
Corporate Bonds	77,130,150	—	77,130,150	—
Foreign Government Obligations	5,969,906	—	5,969,906	—
Municipal Bonds	1,776,222	—	1,776,222	—
U.S. Government Agencies	93,531,363	—	93,531,363	—
U.S. Government Securities	112,192,133	—	112,192,133	—
Short-Term Investments	3,866,320	543,139	3,323,181	—
Futures Contracts(2)	3,369,992	3,369,992	—	—
Total	$ 353,726,851	$ 3,913,131	$ 349,813,720	$ —
Liabilities
Futures Contracts(2)	$ (6,443)	$ (6,443)	$ —	$ —
Written Options	(143,684)	—	(143,684)	—
Total	$ (150,127)	$ (6,443)	$ (143,684)	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
12

Hartford Large Cap Growth ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 1.7%
469	Tesla, Inc.*	$ 408,387
9,908	Thor Industries, Inc.	758,457
		1,166,844
	Capital Goods - 3.2%
21,488	Johnson Controls International plc	1,286,487
5,799	Middleby Corp.*	892,408
		2,178,895
	Commercial & Professional Services - 2.8%
7,800	Copart, Inc.*	886,470
16,193	CoStar Group, Inc.*	1,030,199
		1,916,669
	Consumer Durables & Apparel - 5.0%
11,357	Lennar Corp. Class A	868,697
5,551	Lululemon Athletica, Inc.*	1,968,551
31,961	Peloton Interactive, Inc. Class A*	561,235
		3,398,483
	Consumer Services - 3.7%
12,527	Airbnb, Inc. Class A*	1,919,262
47,496	DraftKings, Inc. Class A*	649,745
		2,569,007
	Diversified Financials - 1.0%
9,474	Tradeweb Markets, Inc. Class A	674,454
	Health Care Equipment & Services - 6.0%
2,231	ABIOMED, Inc.*	639,360
2,073	DexCom, Inc.*	846,986
3,594	Insulet Corp.*	858,930
1,406	Intuitive Surgical, Inc.*	336,456
7,728	Veeva Systems, Inc. Class A*	1,406,110
		4,087,842
	Materials - 1.3%
4,629	Albemarle Corp.	892,610
	Media & Entertainment - 20.5%
2,423	Alphabet, Inc. Class A*	5,529,746
7,458	Electronic Arts, Inc.	880,417
15,147	Match Group, Inc.*	1,198,885
6,440	Meta Platforms, Inc. Class A*	1,291,027
7,697	Roku, Inc.*	715,051
46,043	Snap, Inc. Class A*	1,310,384
10,491	Spotify Technology S.A.*	1,066,410
11,839	Walt Disney Co.*	1,321,588
16,021	ZoomInfo Technologies, Inc. Class A*	759,395
		14,072,903
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
4,003	Danaher Corp.	1,005,273
2,886	Eli Lilly & Co.	843,087
17,691	Exact Sciences Corp.*	973,889
5,392	Illumina, Inc.*	1,599,537
370	Reata Pharmaceuticals, Inc. Class A*	9,391
		4,431,177
	Real Estate - 1.1%
3,338	AvalonBay Communities, Inc. REIT	759,328
	Retailing - 11.4%
2,190	Amazon.com, Inc.*	5,443,530
6,935	Etsy, Inc.*	646,272
4,385	Ulta Beauty, Inc.*	1,739,968
		7,829,770
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Semiconductors & Semiconductor Equipment - 6.9%
9,739	Advanced Micro Devices, Inc.*		$ 832,879
14,805	NVIDIA Corp.		2,745,884
2,427	SolarEdge Technologies, Inc.*		607,745
4,556	Universal Display Corp.		581,938
			4,768,446
	Software & Services - 21.7%
14,326	Block, Inc. Class A*		1,426,010
8,246	DocuSign, Inc. Class A*		667,926
6,323	Five9, Inc.*		696,162
71,664	ironSource Ltd. Class A*		274,473
9,205	Mastercard, Inc. Class A		3,344,913
2,579	MongoDB, Inc. Class A*		915,365
7,105	Okta, Inc.*		847,698
2,890	Palo Alto Networks, Inc.*		1,622,099
4,549	Paycom Software, Inc.*		1,280,407
8,237	RingCentral, Inc. Class A*		698,909
4,309	salesforce.com, Inc.*		758,125
12,567	UiPath, Inc. Class A*		224,070
10,224	Workday, Inc. Class A*		2,113,301
			14,869,458
	Technology Hardware & Equipment - 3.1%
18,454	Arista Networks, Inc.*		2,132,729
	Transportation - 1.2%
25,269	Uber Technologies, Inc.*		795,468
	Total Common Stocks (cost $84,218,176)		$ 66,544,083
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
$ 1,485,105	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $14,85,135; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of 1,514,810		$ 1,485,105
	Total Short-Term Investments (cost $1,485,105)		$ 1,485,105
	Total Investments (cost $85,703,281)	99.3%	$ 68,029,188
	Other Assets and Liabilities	0.7%	482,682
	Total Net Assets	100.0%	$ 68,511,870
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

13

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,166,844	$ 1,166,844	$ —	$ —
Capital Goods	2,178,895	2,178,895	—	—
Commercial & Professional Services	1,916,669	1,916,669	—	—
Consumer Durables & Apparel	3,398,483	3,398,483	—	—
Consumer Services	2,569,007	2,569,007	—	—
Diversified Financials	674,454	674,454	—	—
Health Care Equipment & Services	4,087,842	4,087,842	—	—
Materials	892,610	892,610	—	—
Media & Entertainment	14,072,903	14,072,903	—	—
Pharmaceuticals, Biotechnology & Life Sciences	4,431,177	4,431,177	—	—
Real Estate	759,328	759,328	—	—
Retailing	7,829,770	7,829,770	—	—
Semiconductors & Semiconductor Equipment	4,768,446	4,768,446	—	—
Software & Services	14,869,458	14,869,458	—	—
Technology Hardware & Equipment	2,132,729	2,132,729	—	—
Transportation	795,468	795,468	—	—
Short-Term Investments	1,485,105	—	1,485,105	—
Total	$ 68,029,188	$ 66,544,083	$ 1,485,105	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
14

Hartford Municipal Opportunities ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5%
	Alabama - 1.0%
$ 100,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	$ 109,692
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	94,255
1,590,000	State of Alabama Docks Department, (AGM Insured) 5.00%, 10/01/2026	1,722,910
665,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	691,510
		2,618,367
	Alaska - 0.2%
420,000	Northern Tobacco Securitization Corp. 4.00%, 06/01/2039	420,860
	Arizona - 0.8%
500,000	City of Phoenix Civic Improvement Corp. 5.00%, 07/01/2037	540,979
230,000	Maricopa County Industrial Dev Auth 4.00%, 10/15/2047(1)	209,103
	Maricopa County, AZ, Industrial Dev Auth
600,000	4.00%, 09/01/2037	605,276
195,000	5.00%, 09/01/2031	215,126
480,000	Tempe, AZ, Industrial Dev Auth Rev 1.13%, 12/01/2026	431,592
		2,002,076
	California - 11.3%
1,000,000	Alameda Corridor Transportation Auth. 5.00%, 10/01/2029	1,035,195
205,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	211,632
795,000	Bay Area Toll Auth 0.74%, 04/01/2056(2)	775,660
205,000	California Enterprise Dev Auth 5.00%, 08/01/2045	211,696
	California Municipal Finance Auth
180,000	4.00%, 05/15/2034	182,209
600,000	4.00%, 05/15/2037	604,487
245,000	California Public Finance Auth 2.38%, 11/15/2028(1)	230,259
835,000	California State University 0.55%, 11/01/2049(3)	731,882
	California State, GO Taxable
1,500,000	0.37%, 05/01/2040(3)	1,500,000
185,000	4.00%, 11/01/2041	187,932
185,000	Cathedral City, CA, Redev Agency Successor Agency, (BAM Insured) 4.00%, 08/01/2032	194,381
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	475,751
450,000	4.00%, 09/01/2046	417,458
525,000	4.00%, 09/01/2051	476,667
	City of Los Angeles, CA, Department of Airports
1,000,000	4.00%, 05/15/2035	1,032,106
800,000	4.00%, 05/15/2036	806,387
110,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2030	119,276
150,000	Fresno, CA, Unified School Dist, GO 0.01%, 08/01/2032(4)	106,122
5,670,000	Golden State Tobacco Securitization Corp. 0.01%, 06/01/2066(4)	610,413
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	568,515
	Los Angeles Department of Water & Power
5,000,000	0.27%, 07/01/2045(3)	5,000,000
5,000,000	0.27%, 07/01/2050(3)	5,000,000
2,000,000	5.00%, 07/01/2025	2,153,787
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	California - 11.3% - (continued)
$ 100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	$ 105,985
5,000,000	San Diego County Regional Transportation Commission 0.35%, 04/01/2038(3)	5,000,000
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
80,000	0.00%, 01/15/2026(4)	70,442
215,000	0.00%, 01/15/2032(4)	143,036
70,000	0.00%, 01/15/2035(4)	40,122
510,000	4.00%, 01/15/2034	513,210
595,000	University of California 5.00%, 05/15/2036	669,670
		29,174,280
	Colorado - 2.1%
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	100,306
835,000	5.00%, 08/01/2044	899,917
975,000	Colorado Housing and Finance Auth, (GNMA Insured) 3.00%, 05/01/2051	955,402
160,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	167,634
365,000	E-470 Public Highway, CO, Auth Rev 0.54%, 09/01/2039, 1 mo. USD SOFR + 0.350%(2)	357,658
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,154,592
300,000	Public Auth. for Colorado Energy 6.50%, 11/15/2038	381,415
	Regional Transportation Dist
400,000	5.00%, 07/15/2029	430,202
500,000	5.00%, 01/15/2030	539,388
100,000	5.00%, 07/15/2032	107,885
195,000	University of Colorado 2.00%, 06/01/2051(3)	188,478
		5,282,877
	Connecticut - 1.8%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	111,407
660,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	675,708
	Connecticut State Health & Educational Facs Auth
1,060,000	1.10%, 07/01/2049(3)	994,849
320,000	5.00%, 07/01/2026	336,521
470,000	5.00%, 07/01/2030	528,026
315,000	5.00%, 07/01/2031	354,506
	State of Connecticut, GO
845,000	3.00%, 06/01/2038	751,455
380,000	5.00%, 11/15/2025	410,974
500,000	5.00%, 04/15/2029	549,696
		4,713,142
	Delaware - 0.1%
200,000	Delaware River & Bay Auth. 5.00%, 01/01/2037	230,951
	District of Columbia - 0.5%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	250,321
455,000	5.00%, 07/01/2042	445,353
500,000	Metropolitan Washington Airports Auth. Dulles Toll Road Rev. 5.00%, 10/01/2033	553,165
		1,248,839
	Florida - 6.8%
500,000	Alachua Cnty. School Board, (AGM Insured) 5.00%, 07/01/2028	563,470

15

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Florida - 6.8% - (continued)
$ 270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	$ 261,704
185,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	197,251
125,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2043	131,755
400,000	City of Pompano Beach, FL 2.00%, 01/01/2029	352,535
280,000	City of Tampa FL 4.00%, 07/01/2038	282,015
5,555,000	City of West Palm Beach, FL, Utility System Rev, (AGC Insured) 0.48%, 10/01/2038(3)	5,555,000
365,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	335,629
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2037	1,060,631
3,000,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2033	3,095,750
	Orange County, FL, Convention Center/Orlando
680,000	5.00%, 10/01/2024	718,599
1,005,000	5.00%, 10/01/2027	1,116,360
950,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(3)	815,391
720,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	697,667
	Polk County, FL, Industrial Dev Auth
580,000	5.00%, 01/01/2029	617,422
190,000	5.00%, 01/01/2055	194,118
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	38,149
500,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	473,928
160,000	Village Community Dev Dist No. 13 2.55%, 05/01/2031	142,167
750,000	Wildwood Utility Dependent Dist. 5.00%, 10/01/2032	858,453
		17,507,994
	Georgia - 3.0%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(3)	96,371
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(3)	385,485
1,730,000	1.55%, 12/01/2049(3)	1,725,999
200,000	3.00%, 11/01/2045(3)	201,109
	Main Street, GA, Natural Gas, Inc.
560,000	4.00%, 12/01/2023	569,010
200,000	5.50%, 09/15/2023	207,313
	Municipal Electric Auth, GA, (AGM Insured)
840,000	4.00%, 01/01/2041	844,709
1,000,000	5.00%, 01/01/2028	1,079,681
215,000	5.00%, 01/01/2056	229,285
2,300,000	State of Georgia 5.00%, 08/01/2024	2,435,303
		7,774,265
	Hawaii - 0.0%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	107,552
	Idaho - 0.3%
820,000	Idaho Health Facs Auth 4.00%, 03/01/2046	800,087
	Illinois - 8.6%
	Chicago, IL, Board of Education, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(4)	100,045
110,000	0.00%, 12/01/2026(4)	93,538
380,000	4.00%, 12/01/2047	331,618
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Illinois - 8.6% - (continued)
$ 250,000	5.00%, 12/01/2024	$ 261,479
500,000	5.00%, 12/01/2028	534,349
250,000	5.00%, 04/01/2033	262,675
940,000	5.00%, 12/01/2034	988,150
400,000	5.00%, 12/01/2046	414,113
255,000	Chicago, IL, O'Hare International Airport 5.00%, 01/01/2032	283,489
	Chicago, IL, Transit Auth
445,000	5.00%, 06/01/2024	463,225
275,000	5.00%, 12/01/2045	294,806
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(4)	441,354
400,000	5.00%, 01/01/2024	413,292
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	92,857
90,000	5.50%, 01/01/2030	100,097
1,385,000	City of Granite, IL, Rev 1.25%, 05/01/2027	1,226,289
265,000	Cook County, IL, GO 5.00%, 11/15/2032	299,287
335,000	County of Cook, IL, Sales Tax Rev 5.00%, 11/15/2030	383,674
	Illinois Housing Dev Auth
1,155,000	1.90%, 08/01/2023	1,146,489
25,000	4.00%, 02/01/2035	25,000
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	262,619
150,000	5.00%, 11/15/2045	157,407
305,000	5.00%, 05/15/2050(3)	318,731
320,000	Illinois State Toll Highway Auth, Taxable Rev 4.00%, 01/01/2040	326,339
625,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2025	672,075
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO 5.00%, 01/01/2032	109,742
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(4)	129,921
515,000	5.00%, 02/01/2025	546,519
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
205,000	0.00%, 12/15/2025(4)	180,021
595,000	4.00%, 12/15/2042	558,326
150,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	150,428
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	157,752
1,000,000	6.00%, 07/01/2024	1,037,717
	Sales Tax Securitization Corp., IL Rev
785,000	4.00%, 01/01/2038	781,745
250,000	5.00%, 01/01/2026	269,845
500,000	5.00%, 01/01/2029	547,820
550,000	5.00%, 01/01/2030	614,124
985,000	5.00%, 01/01/2037	1,065,978
	State of Illinois, GO
450,000	5.00%, 12/01/2024	471,699
1,010,000	5.00%, 11/01/2025	1,071,370
300,000	5.00%, 11/01/2027	323,716
535,000	5.00%, 03/01/2029	580,631
505,000	5.00%, 10/01/2031	547,616
465,000	5.00%, 12/01/2034	486,842
325,000	5.00%, 03/01/2046	340,087
750,000	5.25%, 12/01/2030	808,681

16

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Illinois - 8.6% - (continued)
	State of Illinois, Sales Tax Rev
$ 1,250,000	5.00%, 06/15/2022	$ 1,254,254
115,000	5.00%, 06/15/2027	122,054
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	110,887
		22,160,772
	Indiana - 0.9%
274,639	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	255,745
	Crown Point Multi School Building Corp.
1,250,000	5.00%, 01/15/2028	1,390,186
195,000	5.00%, 01/15/2029	219,209
595,000	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2052	581,221
		2,446,361
	Iowa - 1.0%
400,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	407,250
	State of Iowa, Finance Auth Rev
830,000	5.00%, 12/01/2023	862,575
350,000	5.00%, 12/01/2025	373,898
575,000	5.00%, 02/15/2027	634,644
355,000	State of Iowa, Tobacco Settlement Auth 4.00%, 06/01/2049	336,169
		2,614,536
	Kentucky - 0.1%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	113,829
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	102,029
		215,858
	Louisiana - 0.5%
325,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(3)	283,055
305,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(3)	288,297
265,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2027	292,281
500,000	State of Louisiana Gasoline & Fuels Tax Rev 0.70%, 05/01/2043, 1 mo. USD SOFR + 0.500%(2)	497,881
		1,361,514
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 4.00%, 07/01/2035	281,368
	Maryland - 0.3%
775,000	Maryland Community Dev Administration 3.00%, 09/01/2051	760,713
	Massachusetts - 4.3%
1,230,000	Massachusetts Clean Water Trust 5.00%, 02/01/2024	1,288,377
	Massachusetts Dev Finance Agency, Rev
405,000	1.04%, 07/01/2049(1)(2)	404,327
3,500,000	4.00%, 07/15/2036	3,615,730
120,000	5.00%, 07/15/2023(1)	122,974
130,000	5.00%, 07/15/2024(1)	134,755
1,000,000	5.00%, 07/01/2025	1,061,219
680,000	5.00%, 07/01/2031	739,692
675,000	5.00%, 07/01/2034	722,215
350,000	5.00%, 07/01/2044	364,894
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Massachusetts - 4.3% - (continued)
$ 100,000	5.00%, 07/01/2048	$ 107,340
380,000	5.00%, 10/01/2057(1)	401,982
	Massachusetts Educational Financing Auth
600,000	5.00%, 07/01/2024	625,057
1,000,000	5.00%, 01/01/2025	1,046,966
100,000	5.00%, 07/01/2026	107,158
110,000	5.00%, 07/01/2027	119,295
215,000	Massachusetts Housing Finance Agency 3.00%, 12/01/2050	211,674
		11,073,655
	Michigan - 1.8%
	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured)
605,000	5.00%, 05/01/2029	683,303
625,000	5.00%, 05/01/2030	713,001
750,000	Michigan Finance Auth. 5.00%, 11/01/2032	846,883
	Michigan State Housing Dev Auth
880,000	4.25%, 06/01/2049	901,603
530,000	4.25%, 12/01/2049	543,167
275,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	313,297
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	531,518
		4,532,772
	Minnesota - 0.8%
575,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 5.00%, 02/01/2025	611,291
394,265	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	352,417
750,000	Minnesota Higher Education Facs Auth 3.00%, 10/01/2038	664,903
355,000	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2052	348,073
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured) 4.00%, 02/01/2030	202,457
		2,179,141
	Mississippi - 0.4%
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,115,548
	Missouri - 2.4%
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	433,987
555,000	Health & Educational Facs. Auth. of the State of Missouri 5.00%, 06/01/2032	632,923
510,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2032	548,397
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	501,084
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,905,000	3.25%, 05/01/2051	1,894,538
500,000	3.25%, 11/01/2052	496,156
660,000	3.50%, 11/01/2050	662,484
	St. Louis County, MO, Industrial Dev Auth
445,000	4.00%, 12/15/2046	381,243
650,000	5.00%, 09/01/2028	686,730
		6,237,542

17

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Nebraska - 1.2%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 2,050,000	3.00%, 09/01/2050	$ 2,016,675
865,000	3.00%, 03/01/2052	845,785
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	281,893
		3,144,353
	Nevada - 1.8%
270,000	City of North Las Vegas, NV 4.50%, 06/01/2039	271,526
280,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	304,522
120,000	City of Sparks, NV 2.50%, 06/15/2024(1)	117,858
300,000	Clark Cnty. School Dist. 5.00%, 06/15/2035	331,652
2,255,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2026	2,451,339
250,000	County of Clark, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	279,032
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	209,036
500,000	5.00%, 07/01/2034	558,178
		4,523,143
	New Hampshire - 0.6%
1,295,000	National Finance Authority 4.00%, 12/01/2028	1,313,874
80,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041	76,641
215,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	248,123
		1,638,638
	New Jersey - 2.4%
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	401,648
515,000	5.00%, 06/15/2023	530,779
430,000	New Jersey Higher Education Student Assistance Auth 5.00%, 12/01/2025	460,871
	New Jersey Transportation Trust Fund Auth
125,000	5.00%, 12/15/2023	129,615
760,000	5.00%, 06/15/2031	833,305
	New Jersey Turnpike Auth Rev
250,000	4.00%, 01/01/2033	259,809
295,000	4.00%, 01/01/2042	297,313
385,000	5.00%, 01/01/2033	421,332
325,000	Newark Board of Education 5.00%, 07/15/2027	358,657
295,000	Newark, NJ, Board of Education, GO 5.00%, 07/15/2024	309,637
	State of New Jersey, GO
340,000	5.00%, 06/01/2025	361,569
1,000,000	5.00%, 06/01/2027	1,061,912
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	352,736
250,000	5.00%, 06/01/2029	270,196
		6,049,379
	New Mexico - 0.3%
155,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	157,755
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
660,000	3.00%, 03/01/2053	647,053
70,000	4.00%, 01/01/2049	71,240
		876,048
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	New York - 11.1%
$ 540,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	$ 509,010
530,000	City of New York NY 5.00%, 04/01/2036	576,207
	City of New York, NY, GO
1,675,000	0.40%, 08/01/2044(3)	1,675,000
465,000	5.00%, 08/01/2026	507,508
500,000	5.00%, 08/01/2028	557,971
	City of New York, NY, Rev
185,000	4.00%, 11/01/2035	189,497
580,000	4.00%, 11/01/2036	590,914
205,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	194,692
295,000	Long Island Power Auth. 5.00%, 09/01/2033	330,698
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(3)	467,963
	Metropolitan Transportation Auth, NY, Rev
1,500,000	4.00%, 11/15/2032	1,504,750
195,000	5.00%, 11/15/2033	209,017
1,000,000	5.00%, 11/15/2045(3)	1,088,169
575,000	5.00%, 11/15/2052	594,952
670,000	New York City Industrial Dev Agency 3.00%, 01/01/2033	613,164
	New York City Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	512,440
335,000	4.00%, 02/01/2038	338,339
1,000,000	4.00%, 11/01/2038	1,010,226
465,000	5.00%, 11/01/2032	528,676
665,000	5.00%, 02/01/2035	747,452
570,000	5.00%, 05/01/2038	624,282
2,000,000	New York City Water & Sewer System 3.00%, 06/15/2040	1,735,243
	New York City, NY, Industrial Dev Agency (AGM Insured)
1,350,000	5.00%, 07/01/2022	1,356,872
150,000	5.00%, 03/01/2030	167,390
	New York Liberty Dev Corp.
450,000	0.95%, 11/15/2027	382,549
405,000	3.00%, 02/15/2042	341,803
725,000	5.00%, 11/15/2044(1)	732,193
	New York State Dormitory Auth Rev
2,000,000	3.00%, 03/15/2041	1,734,373
2,250,000	5.00%, 03/15/2036	2,341,512
	New York State Urban Dev Corp. Rev
2,000,000	4.00%, 03/15/2037	2,024,774
585,000	5.00%, 03/15/2023	600,734
515,000	5.00%, 03/15/2038	562,582
	New York Transportation Dev Corp. Rev
130,000	5.00%, 12/01/2024	134,963
195,000	5.00%, 12/01/2031	211,061
515,000	5.00%, 12/01/2032	545,695
	Port Auth of New York & New Jersey Rev
185,000	4.00%, 07/15/2040	185,938
700,000	5.00%, 11/01/2038	756,441
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031	327,941
1,050,000	Westchester City, NY, Local Dev 3.20%, 07/01/2028(1)	986,674
		28,499,665

18

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	North Carolina - 1.7%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
$ 545,000	2.88%, 10/01/2026	$ 525,767
255,000	4.00%, 01/01/2025	252,831
1,455,000	4.00%, 09/01/2051	1,380,244
395,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Lutheran Retirement Ministries of Alamance County 5.00%, 01/01/2038	416,695
	North Carolina Medical Care Commission Rev
145,000	5.00%, 01/01/2039	143,215
210,000	5.00%, 01/01/2044	218,424
1,500,000	University of North Carolina at Chapel Hill 0.43%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(2)	1,494,871
		4,432,047
	North Dakota - 0.3%
680,000	North Dakota Housing Finance Agency 3.00%, 07/01/2052	665,571
	Ohio - 2.0%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	281,098
	American Municipal Power Inc
1,000,000	4.00%, 02/15/2036	1,033,741
1,000,000	4.00%, 02/15/2037	1,024,481
1,270,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.00%, 06/01/2055	1,235,081
100,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	111,529
805,000	Ohio Higher Educational Facility Commission 5.00%, 07/01/2035(5)	851,963
600,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	570,847
		5,108,740
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
905,000	1.63%, 07/06/2023	889,773
30,000	5.25%, 08/15/2048	30,940
30,000	5.50%, 08/15/2057	31,506
		952,219
	Oregon - 0.8%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	33,249
20,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.01%, 06/15/2037(4)	11,016
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	63,939
270,000	Port of Portland, OR, Airport Rev 5.00%, 07/01/2029	298,349
	Salem Hospital Facs Auth, OR Rev
40,000	5.00%, 05/15/2038	42,265
30,000	5.00%, 05/15/2048	31,267
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2023	154,899
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Oregon - 0.8% - (continued)
	State of Oregon Housing & Community Services Department
$ 75,000	4.50%, 01/01/2049	$ 76,856
1,080,000	4.50%, 07/01/2049	1,108,785
105,000	State of Oregon, GO 4.00%, 12/01/2048	106,626
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	63,937
		1,991,188
	Pennsylvania - 3.3%
135,000	Armstrong, PA, School Dist, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	139,633
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	630,589
585,000	City of Philadelphia, PA, Hospital & Higher Education Facs Auth, (AGM Insured) 5.00%, 07/01/2037	647,285
100,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	108,750
265,000	Delaware Valley Regional Finance Auth. 5.75%, 07/01/2032	317,875
590,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	654,464
345,000	Lancaster Industrial, PA, Dev Auth 4.00%, 07/01/2056	290,234
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	238,043
240,000	5.00%, 12/01/2044	257,322
100,000	5.00%, 12/01/2046	101,431
	Pennsylvania Higher Educational Facilities Auth
250,000	5.00%, 05/01/2025	265,110
750,000	5.00%, 05/01/2037	806,922
715,000	Pennsylvania Housing Finance Agency 4.00%, 10/01/2038	723,706
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	166,574
95,000	5.00%, 12/01/2037	96,838
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
610,000	5.00%, 09/01/2032	678,044
1,410,000	5.00%, 09/01/2032	1,604,108
15,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2034	16,841
280,000	School Dist. of Philadelphia 5.00%, 06/01/2027	307,258
375,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	409,910
		8,460,937
	Puerto Rico - 0.3%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
250,000	0.01%, 07/01/2024(4)	234,781
625,000	5.00%, 07/01/2058	640,600
		875,381
	Rhode Island - 0.8%
225,000	City of Cranston RI, GO, 1.00%, 08/23/2022	224,689
445,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2026	481,502
	Rhode Island Student Loan Auth
400,000	5.00%, 12/01/2027	436,647
765,000	5.00%, 12/01/2028	844,764
		1,987,602

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	South Carolina - 1.3%
$ 580,000	Piedmont Municipal Power Agcy. 5.00%, 01/01/2025	$ 613,633
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	435,639
1,000,000	South Carolina Port Auth 5.00%, 07/01/2033	1,076,737
	South Carolina State Public Service Auth
500,000	4.00%, 12/01/2034	511,724
625,000	4.00%, 12/01/2038	630,380
175,000	5.00%, 12/01/2025	188,366
		3,456,479
	South Dakota - 1.5%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,295,000	3.00%, 11/01/2051	1,276,412
680,000	4.50%, 11/01/2048	701,631
1,785,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2026	1,840,334
		3,818,377
	Tennessee - 1.1%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	118,552
1,175,000	Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd 5.00%, 07/01/2031	1,319,601
	Tennessee Energy Acquisition Corp.
300,000	5.00%, 02/01/2023	305,571
295,000	5.00%, 02/01/2025	307,719
590,000	5.00%, 02/01/2027	628,029
105,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049	106,890
		2,786,362
	Texas - 8.4%
805,000	Arlington Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2040	911,973
450,000	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 5.00%, 08/15/2037	512,824
160,000	Austin Bergstrom Landhost Ente Ausapt 5.00%, 10/01/2029	169,927
500,000	Brazos Higher Education Auth, Inc. 5.00%, 04/01/2025	522,504
505,000	Central Texas Regional Mobility Auth 4.00%, 01/01/2036	512,851
1,025,000	City of Austin TX Airport System Rev. 5.00%, 11/15/2032(5)	1,146,488
535,000	City of Dallas TX 5.00%, 02/15/2028	588,979
	City of Dallas, TX, Hotel Occupancy Tax Rev
425,000	4.00%, 08/15/2033	438,374
100,000	4.00%, 08/15/2034	102,904
1,135,000	City of Houston TX Combined Utility System Rev, (AGM Insured) 0.00%, 12/01/2024(4)	1,061,378
425,000	City of Houston, TX, Hotel Occupancy Tax & Special Rev 4.00%, 09/01/2026	445,121
750,000	City of Houston, TX, Hotel Occupancy Tax & Special Rev,, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(4)	677,846
	City of San Antonio, TX, Electric & Gas Systems Rev
555,000	1.75%, 02/01/2049(3)	531,199
770,000	5.00%, 02/01/2023(5)	786,657
290,000	5.00%, 02/01/2035	333,607
425,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(3)	393,213
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Texas - 8.4% - (continued)
$ 215,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2022	$ 218,412
615,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2033	641,614
400,000	Hidalgo Cnty. Regional Mobility Auth. 5.00%, 12/01/2030	432,108
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024	105,039
675,000	Lower Colorado River Auth. 5.00%, 05/15/2038	749,207
	New Hope, TX, Cultural Education Facs Finance Corp.
250,000	4.00%, 11/01/2055	224,499
500,000	5.00%, 11/01/2046	412,930
2,625,000	North East Independent School Dist, (PSF-GTD Insured) 2.00%, 08/01/2052	2,614,912
1,250,000	Northside Independent School Dist. 2.00%, 06/01/2052	1,200,082
2,000,000	San Antonio Water System 1.00%, 05/01/2043(3)	1,825,185
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2032	1,086,322
500,000	Texas Public Finance Auth. 4.00%, 02/01/2034	528,687
200,000	Texas Transportation Commission 0.00%, 08/01/2038(4)	97,367
2,000,000	Texas Transportation Commission State Highway Fund 0.43%, 04/01/2025	1,828,114
	Uptown Dev Auth
220,000	4.00%, 09/01/2032	222,992
250,000	4.00%, 09/01/2035	251,894
		21,575,209
	Utah - 1.2%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,085,979
590,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	626,093
1,250,000	Utah Transit Auth, (AGM Insured) 5.25%, 06/15/2029	1,435,225
		3,147,297
	Virginia - 2.0%
945,000	Halifax County, VA, Industrial Dev Auth 1.65%, 12/01/2041	921,859
750,000	Henrico County Economic Dev Auth 5.00%, 10/01/2047	798,199
	Virginia Small Business Financing Auth Rev
1,000,000	4.00%, 01/01/2033(5)	1,001,942
1,100,000	4.00%, 07/01/2034(5)	1,093,750
835,000	5.00%, 07/01/2035	898,606
350,000	5.00%, 12/31/2047	373,203
		5,087,559
	Washington - 1.0%
500,000	King Cnty. School Dist. No 210 Federal Way, (School Board Guaranty Insured) 4.00%, 12/01/2036	528,041
1,500,000	Port of Seattle, WA, Rev 4.00%, 08/01/2040	1,461,365
500,000	Washington State Housing Finance Commission 5.00%, 01/01/2031(1)	504,308
		2,493,714
	West Virginia - 0.4%
500,000	West Virginia Parkways Auth 5.00%, 06/01/2030	579,031
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	388,542
		967,573

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Wisconsin - 3.5%
	Public Finance Auth, WI
$ 505,000	4.00%, 10/01/2041		$ 489,060
305,000	4.00%, 01/01/2047		291,606
170,000	4.00%, 07/01/2050		168,128
90,000	5.00%, 09/01/2025(1)		92,016
1,000,000	5.00%, 07/01/2036		1,067,847
225,000	5.00%, 07/01/2036		242,598
100,000	5.00%, 07/01/2037		107,551
485,000	5.00%, 07/01/2038		519,977
750,000	5.00%, 10/01/2043(1)		755,692
465,000	5.00%, 10/01/2044		508,282
1,205,000	5.00%, 02/01/2052		1,224,420
	Univ. of Wisconsin Hospitals & Clinics
310,000	4.00%, 04/01/2035		315,967
220,000	4.00%, 04/01/2039		221,366
120,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2029(4)		90,530
	Wisconsin Health & Educational Facs Auth Rev
845,000	0.62%, 08/15/2054(2)		845,000
595,000	4.00%, 08/15/2046		572,575
500,000	4.00%, 01/01/2057		392,735
840,000	5.00%, 11/01/2039		848,362
200,000	Wisconsin Housing & Economic Dev Auth 0.50%, 11/01/2050(3)		183,036
			8,936,748
	Total Municipal Bonds (cost $263,548,871)		$ 248,335,299
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	FHLMC - 0.4%
1,165,000	FHLMC 3.15%, 10/15/2036		$ 1,091,101
	Total U.S. Government Agencies (cost $1,188,127)		$ 1,091,101
	Total Long-Term Investments (Cost $264,736,998)		$ 249,426,400
SHORT-TERM INVESTMENTS - 4.8%
	Repurchase Agreements - 4.8%
12,243,503	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $12,243,748; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $12,488,410		$ 12,243,503
	Total Short-Term Investments (cost $12,243,503)		$ 12,243,503
	Total Investments (cost $276,980,501)	101.7%	$ 261,669,903
	Other Assets and Liabilities	(1.7)%	(4,379,911)
	Total Net Assets	100.0%	$ 257,289,992
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $5,262,988, representing 2.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,176,088 at April 30, 2022.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 248,335,299	$ —	$ 248,335,299	$ —
U.S. Government Agencies	1,091,101	—	1,091,101	—
Short-Term Investments	12,243,503	—	12,243,503	—
Total	$ 261,669,903	$ —	$ 261,669,903	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
22

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 1.3%
	Energy - 0.5%
11,894	BP plc		$ 58,470
1,800	Coterra Energy, Inc.		51,822
1,600	Helmerich & Payne, Inc.*		73,648
4,300	Repsol S.A.*		64,801
2,722	Shell plc		74,262
			323,003
	Materials - 0.8%
878	Aclara Resources, Inc.*		403
12,300	Coeur Mining, Inc.*		44,649
14,200	Fortuna Silver Mines, Inc.*		49,416
32,100	Hochschild Mining plc*		47,556
3,500	MAG Silver Corp.*		51,590
10,300	Pan American Silver Corp.		255,131
			448,745
	Total Common Stocks (cost $825,761)		$ 771,748
SHORT-TERM INVESTMENTS - 87.2%
	Other Investment Pools & Funds - 13.6%
8,283,366	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(1)		$ 8,283,366
	U.S. Treasury Securities - 73.6%
	U.S. Treasury Bills – 73.6%
$ 3,000,000	0.26%, 05/05/2022(2)		2,999,894
1,880,000	0.26%, 05/19/2022(2)		1,879,742
3,440,000	0.28%, 05/19/2022(2)		3,439,500
2,770,000	0.28%, 05/26/2022(2)		2,769,457
3,060,000	0.31%, 05/12/2022(2)		3,059,691
6,270,000	0.34%, 06/02/2022(2)		6,268,080
6,410,000	0.37%, 06/09/2022(2)		6,407,399
2,280,000	0.40%, 06/16/2022(2)		2,278,820
3,450,000	0.45%, 06/16/2022(2)		3,447,996
5,580,000	0.49%, 06/23/2022(2)		5,575,975
1,840,000	0.57%, 06/30/2022(2)		1,837,889
4,910,000	0.73%, 07/07/2022(2)		4,903,389
			44,867,832
	Total Short-Term Investments (cost $53,151,500)		$ 53,151,198
	Total Investments (cost $53,977,261)	88.5%	$ 53,922,946
	Other Assets and Liabilities	11.5%	7,015,023
	Total Net Assets	100.0%	$ 60,937,969
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2022, the Fund invested 17.7% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	57	05/31/2022	$ 6,106,980	$ 161,333
Brent Crude Oil Future	3	10/31/2023	258,270	1,272
Copper Future	11	07/27/2022	1,212,338	(85,259)
Corn Future	101	07/14/2022	4,108,175	194,051
Corn Future	17	12/14/2022	638,563	78,404
Cotton No. 2 Future	12	07/07/2022	873,780	52,075
Gasoline Future	18	07/12/2022	1,979,550	236,058
Gasoline RBOB Future	10	06/30/2022	1,417,248	102,770
23

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Futures Contracts Outstanding at April 30, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Gold 100oz Future	32	06/28/2022	$ 6,117,440	$ (174,547)
Hard Red Winter Wheat Future	19	07/14/2022	1,050,463	(43,240)
Lean Hogs Future	13	06/14/2022	553,150	(39,920)
LME Copper Future	5	05/16/2022	1,221,562	(26,070)
LME Nickel Future	18	05/16/2022	3,428,676	889,920
LME Nickel Future	10	07/18/2022	1,906,020	(88,316)
LME Zinc Future	27	05/16/2022	2,795,344	336,940
LME Zinc Future	7	06/13/2022	721,919	32,047
LME Zinc Future	16	07/18/2022	1,645,100	(100,556)
Natural Gas Future	98	06/28/2022	7,207,900	305,330
NY Harbor ULSD Future	10	06/30/2022	1,552,950	194,699
Platinum Future	13	07/27/2022	610,740	9,889
Primary Aluminum Future	49	05/16/2022	3,718,487	(278,169)
Primary Aluminum Future	10	06/13/2022	760,813	(109,852)
Primary Aluminum Future	17	07/18/2022	1,296,356	(98,201)
Silver Future	25	07/27/2022	2,885,625	(334,230)
Soybean Future	42	07/14/2022	2,121,336	237,184
Soybean Future	35	07/14/2022	2,948,312	45,392
Sugar No. 11 Future	90	06/30/2022	1,930,320	(105,300)
Wheat Future	57	07/14/2022	3,008,887	(137,352)
WTI Crude Future	46	06/21/2022	4,735,240	87,843
WTI Crude Future	7	11/20/2023	567,770	(4,075)
Total				$ 1,340,120
Short position contracts:
LME Copper Future	5	05/16/2022	$ 1,221,563	$ 18,930
LME Nickel Future	18	05/16/2022	3,428,676	412,559
LME Zinc Future	27	05/16/2022	2,795,344	67,736
LME Zinc Future	7	06/13/2022	721,919	14,389
Primary Aluminum Future	49	05/16/2022	3,718,487	344,921
Primary Aluminum Future	1	06/13/2022	76,081	10,155
Total				$ 868,690
Total futures contracts				$ 2,208,810
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Energy	$ 323,003	$ 323,003	$ —	$ —
Materials	448,745	448,745	—	—
Short-Term Investments	53,151,198	8,283,366	44,867,832	—
Futures Contracts(2)	3,833,897	3,833,897	—	—
Total	$ 57,756,843	$ 12,889,011	$ 44,867,832	$ —
Liabilities
Futures Contracts(2)	$ (1,625,087)	$ (1,625,087)	$ —	$ —
Total	$ (1,625,087)	$ (1,625,087)	$ —	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
24

Hartford Schroders ESG US Equity ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.0%
104	Tesla, Inc.*	$ 90,559
	Banks - 1.1%
2,069	U.S. Bancorp	100,471
	Capital Goods - 4.3%
781	3M Co.	112,636
1,078	Emerson Electric Co.	97,214
299	Lennox International, Inc.	63,744
737	Masco Corp.	38,833
1,216	Otis Worldwide Corp.	88,573
		401,000
	Commercial & Professional Services - 1.1%
734	Republic Services, Inc. Class A	98,554
	Consumer Services - 4.1%
172	Domino's Pizza, Inc.	58,136
506	McDonald's Corp.	126,075
1,304	Starbucks Corp.	97,331
818	Yum! Brands, Inc.	95,714
		377,256
	Diversified Financials - 5.8%
639	American Express Co.	111,639
159	Berkshire Hathaway, Inc. Class B*	51,330
948	Discover Financial Services	106,612
601	Evercore, Inc. Class A	63,556
264	Moody's Corp.	83,551
308	S&P Global, Inc.	115,962
		532,650
	Energy - 4.0%
236	Chevron Corp.	36,974
322	Devon Energy Corp.	18,730
217	EOG Resources, Inc.	25,337
2,127	Exxon Mobil Corp.	181,327
2,692	Schlumberger N.V.	105,015
		367,383
	Food & Staples Retailing - 4.2%
3,038	Albertsons Cos., Inc. Class A	95,029
275	Costco Wholesale Corp.	146,223
937	Walmart, Inc.	143,351
		384,603
	Food, Beverage & Tobacco - 5.5%
1,125	Archer-Daniels-Midland Co.	100,755
2,357	Coca-Cola Co.	152,285
457	Hershey Co.	103,177
866	PepsiCo., Inc.	148,701
		504,918
	Health Care Equipment & Services - 3.2%
1,028	Abbott Laboratories	116,678
161	Align Technology, Inc.*	46,676
49	Becton Dickinson and Co.	12,112
304	CVS Health Corp.	29,224
9	Embecta Corp.*	274
151	IDEXX Laboratories, Inc.*	65,002
44	UnitedHealth Group, Inc.	22,376
		292,342
	Insurance - 4.7%
673	American Financial Group, Inc.	93,197
52	Aon plc Class A	14,975
376	Brown & Brown, Inc.	23,305
654	Marsh & McLennan Cos., Inc.	105,752
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 4.7% - (continued)
945	Progressive Corp.	$ 101,455
855	Reinsurance Group of America, Inc.	91,759
		430,443
	Materials - 2.7%
22	Dow, Inc.	1,463
546	DuPont de Nemours, Inc.	35,998
1,498	Louisiana-Pacific Corp.	96,651
64	LyondellBasell Industries N.V. Class A	6,786
391	Sherwin-Williams Co.	107,509
		248,407
	Media & Entertainment - 8.7%
149	Alphabet, Inc. Class A*	340,046
6,021	Altice USA, Inc. Class A*	55,875
223	Charter Communications, Inc. Class A*	95,553
2,365	Comcast Corp. Class A	94,032
2,748	Interpublic Group of Cos., Inc.	89,640
642	Meta Platforms, Inc. Class A*	128,702
		803,848
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
1,017	AbbVie, Inc.	149,377
505	Amgen, Inc.	117,761
1,711	Bristol-Myers Squibb Co.	128,787
949	CureVac N.V.*(1)	16,218
390	Eli Lilly & Co.	113,931
1,600	Gilead Sciences, Inc.	94,944
1,116	Johnson & Johnson	201,393
1,498	Merck & Co., Inc.	132,858
626	Moderna, Inc.*	84,141
2,757	Pfizer, Inc.	135,286
		1,174,696
	Real Estate - 1.2%
72	American Tower Corp. REIT	17,354
86	Brixmor Property Group, Inc. REIT	2,183
50	Crown Castle International Corp. REIT	9,260
9	Equinix, Inc. REIT	6,472
77	Jones Lang LaSalle, Inc.*	16,842
122	Prologis, Inc. REIT	19,555
13	Public Storage REIT	4,830
51	SBA Communications Corp. REIT	17,703
151	Simon Property Group, Inc. REIT	17,818
		112,017
	Retailing - 7.5%
71	Amazon.com, Inc.*	176,480
48	AutoZone, Inc.*	93,863
777	Bath & Body Works, Inc.	41,096
442	Home Depot, Inc.	132,777
1,371	Kohl's Corp.	79,353
124	O'Reilly Automotive, Inc.*	75,212
1,609	TJX Cos., Inc.	98,599
		697,380
	Semiconductors & Semiconductor Equipment - 3.9%
248	Broadcom, Inc.	137,489
2,378	Intel Corp.	103,657
67	NVIDIA Corp.	12,426
333	QUALCOMM, Inc.	46,517
357	Texas Instruments, Inc.	60,779
		360,868
	Software & Services - 11.4%
448	Accenture plc Class A	134,561
420	Atlassian Corp. plc Class A*	94,429

25

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 11.4% - (continued)
1,186	Cognizant Technology Solutions Corp. Class A		$ 95,948
515	Concentrix Corp.		81,102
878	International Business Machines Corp.		116,080
1,906	Microsoft Corp.		528,953
			1,051,073
	Technology Hardware & Equipment - 9.9%
4,311	Apple, Inc.		679,629
2,908	Cisco Systems, Inc.		142,434
451	Motorola Solutions, Inc.		96,374
			918,437
	Transportation - 1.6%
436	Ryder System, Inc.		30,476
674	United Parcel Service, Inc. Class B		121,307
			151,783
	Utilities - 1.0%
636	American Water Works Co., Inc.		97,995
	Total Common Stocks (cost $9,890,172)		$ 9,196,683
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
31,720	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.31%(2)		$ 31,720
	Securities Lending Collateral - 0.0%
801	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		801
1,944	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		1,944
			2,745
	Total Short-Term Investments (cost $34,465)		$ 34,465
	Total Investments (cost $9,924,637)	100.0%	$ 9,231,148
	Other Assets and Liabilities	(0.0)%	(3,332)
	Total Net Assets	100.0%	$ 9,227,816
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	1	06/17/2022	$ 20,638	$ (1,982)
Total futures contracts				$ (1,982)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
26

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 90,559	$ 90,559	$ —	$ —
Banks	100,471	100,471	—	—
Capital Goods	401,000	401,000	—	—
Commercial & Professional Services	98,554	98,554	—	—
Consumer Services	377,256	377,256	—	—
Diversified Financials	532,650	532,650	—	—
Energy	367,383	367,383	—	—
Food & Staples Retailing	384,603	384,603	—	—
Food, Beverage & Tobacco	504,918	504,918	—	—
Health Care Equipment & Services	292,342	292,342	—	—
Insurance	430,443	430,443	—	—
Materials	248,407	248,407	—	—
Media & Entertainment	803,848	803,848	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,174,696	1,174,696	—	—
Real Estate	112,017	112,017	—	—
Retailing	697,380	697,380	—	—
Semiconductors & Semiconductor Equipment	360,868	360,868	—	—
Software & Services	1,051,073	1,051,073	—	—
Technology Hardware & Equipment	918,437	918,437	—	—
Transportation	151,783	151,783	—	—
Utilities	97,995	97,995	—	—
Short-Term Investments	34,465	34,465	—	—
Total	$ 9,231,148	$ 9,231,148	$ —	$ —
Liabilities
Futures Contracts(2)	$ (1,982)	$ (1,982)	$ —	$ —
Total	$ (1,982)	$ (1,982)	$ —	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
27

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.2%
	Agriculture - 1.7%
$ 1,478,000	BAT Capital Corp. 3.56%, 08/15/2027	$ 1,379,041
	Auto Manufacturers - 1.5%
1,188,000	General Motors Financial Co., Inc. 2.35%, 02/26/2027	1,070,233
40,000	Genuine Parts Co. 1.75%, 02/01/2025	38,000
	Hyundai Capital America
50,000	0.88%, 06/14/2024(1)	46,967
119,000	1.80%, 10/15/2025(1)	109,720
		1,264,920
	Commercial Banks - 5.2%
	Banco Santander S.A.
200,000	0.70%, 06/30/2024, 12 mo. USD CMT + 0.450%(2)	193,401
600,000	1.72%, 09/14/2027, 12 mo. USD CMT + 0.900%(2)	528,223
	Barclays plc
210,000	1.01%, 12/10/2024, 12 mo. USD CMT + 0.800%(2)	200,367
598,000	2.28%, 11/24/2027, 12 mo. USD CMT + 1.050%(2)	538,502
	HSBC Holdings plc
609,000	3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(2)	574,800
200,000	4.38%, 11/23/2026	198,084
889,000	Macquarie Group Ltd. 1.20%, 09/23/2027, 3 mo. USD SOFR + 0.920%(1)(3)	868,941
422,000	NatWest Markets plc 0.80%, 08/12/2024(1)	395,125
957,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(1)(2)	843,530
		4,340,973
	Diversified Financial Services - 2.3%
1,649,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	1,468,484
495,000	Ally Financial, Inc. 2.20%, 11/02/2028	429,208
		1,897,692
	Entertainment - 1.3%
1,144,000	Magallanes, Inc. 3.76%, 03/15/2027(1)	1,103,167
	Healthcare - Services - 0.7%
670,000	CommonSpirit Health 3.35%, 10/01/2029	624,158
	IT Services - 1.0%
1,002,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026(1)	875,265
	Packaging & Containers - 0.8%
773,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	689,639
	Pharmaceuticals - 0.3%
249,000	CVS Health Corp. 3.75%, 04/01/2030	238,176
	Real Estate Investment Trusts - 2.1%
536,000	Boston Properties L.P. 3.40%, 06/21/2029	501,134
	Crown Castle International Corp.
715,000	1.05%, 07/15/2026	631,819
687,000	1.35%, 07/15/2025	633,881
		1,766,834
	Semiconductors - 1.8%
615,000	Broadcom, Inc. 1.95%, 02/15/2028(1)	532,940
	Qorvo, Inc.
315,000	1.75%, 12/15/2024(1)	297,152
687,000	4.38%, 10/15/2029	638,257
		1,468,349
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.2% - (continued)
	Software - 0.1%
$ 85,000	VMware, Inc. 1.00%, 08/15/2024	$ 79,974
	Telecommunications - 0.4%
	T-Mobile USA, Inc.
213,000	2.40%, 03/15/2029(1)	186,592
119,000	3.75%, 04/15/2027	115,847
		302,439
	Total Corporate Bonds (cost $17,706,836)	$ 16,030,627
MUNICIPAL BONDS - 72.7%
	Alabama - 2.6%
	Black Belt Energy Gas Dist, AL
920,000	4.00%, 10/01/2049(4)	$ 934,962
1,205,000	4.00%, 06/01/2051(4)	1,238,521
		2,173,483
	California - 6.3%
20,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	20,026
695,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	768,847
	City of El Cajon, CA
50,000	0.93%, 04/01/2024	47,966
70,000	1.18%, 04/01/2025	65,822
	City of Los Angeles, CA, Department of Airports
110,000	0.85%, 05/15/2026	98,671
130,000	1.25%, 05/15/2028	111,619
15,000	5.00%, 05/15/2029	16,959
105,000	5.00%, 05/15/2030	119,589
75,000	5.00%, 05/15/2031	86,235
	County of Sacramento, CA, Airport System Rev
95,000	5.00%, 07/01/2032	106,689
170,000	5.00%, 07/01/2033	190,531
105,000	5.00%, 07/01/2034	117,514
2,290,000	Elk Grove Unified School Dist. 4.00%, 08/01/2048	2,254,096
190,000	Golden State, CA, Tobacco Securitization Corp. 3.00%, 06/01/2046	168,574
50,000	MSR Public Power Agency, CA, (NATL Insured) 6.00%, 07/01/2022	50,380
	San Francisco, CA, Community College Dist, GO
80,000	1.33%, 06/15/2026	74,309
105,000	2.02%, 06/15/2029	94,711
865,000	Victor Valley Community College Dist. 4.00%, 08/01/2050	851,168
		5,243,706
	Colorado - 1.8%
690,000	Adams County, CO, School Dist, GO, (State Aid Withholding Insured) 5.00%, 12/01/2029	797,463
225,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	253,576
490,000	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	492,398
		1,543,437
	Connecticut - 0.2%
185,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	189,403
	Delaware - 0.5%
	Delaware Transportation Auth
150,000	5.00%, 09/01/2029	169,934

28

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.7% - (continued)
	Delaware - 0.5% - (continued)
$ 50,000	5.00%, 07/01/2032	$ 58,135
135,000	5.00%, 09/01/2033	152,922
		380,991
	District of Columbia - 2.3%
895,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	970,995
505,000	Dist of Columbia, GO 5.00%, 06/01/2036	549,437
340,000	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	373,840
		1,894,272
	Florida - 4.0%
2,745,000	Broward County, FL, Convention CTR 4.00%, 01/01/2051	2,715,812
	County of Miami-Dade FL
120,000	1.00%, 10/01/2024	113,160
115,000	1.15%, 10/01/2025	105,821
140,000	County of Miami-Dade FL Aviation Rev 1.23%, 10/01/2025	128,778
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
80,000	3.00%, 07/01/2051	79,065
120,000	3.50%, 07/01/2051	120,589
70,000	4.00%, 07/01/2049	71,154
		3,334,379
	Georgia - 3.3%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	245,887
	Main Street, GA, Natural Gas, Inc.
435,000	4.00%, 08/01/2048(4)	443,009
1,565,000	4.00%, 03/01/2050(4)	1,595,118
485,000	4.00%, 05/01/2052(4)	493,979
		2,777,993
	Hawaii - 0.2%
170,000	State of Hawaii Airports System Rev 5.00%, 01/01/2030	192,392
	Illinois - 6.7%
75,000	Chicago Transit Auth Capital Grant Receipts Rev 5.00%, 06/01/2023	77,189
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	76,923
1,870,000	Chicago, IL, O'Hare International Airport, 5.00%, 01/01/2033	2,070,856
	Illinois Housing Dev Auth, (GNMA/FNMA/FHLMC Insured)
2,665,000	3.75%, 04/01/2050	2,698,119
100,000	4.50%, 10/01/2048	103,222
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	187,069
	Rock Island County, IL, School Dist No. 41, GO, (BAM Insured)
25,000	4.00%, 12/01/2023	25,530
25,000	5.00%, 12/01/2024	26,442
55,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	57,192
	State of Illinois, GO
155,000	4.00%, 03/01/2024	158,167
130,000	5.00%, 03/01/2024	134,954
		5,615,663
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.7% - (continued)
	Indiana - 1.6%
	Indiana Housing & Community Dev Auth Rev, (GNMA Insured)
$ 1,230,000	3.25%, 07/01/2049	$ 1,227,646
110,000	4.00%, 07/01/2048	111,935
		1,339,581
	Iowa - 3.4%
	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured)
1,205,000	3.00%, 01/01/2047	1,187,490
1,495,000	3.00%, 07/01/2051	1,461,505
100,000	3.25%, 07/01/2050	99,660
55,000	4.00%, 07/01/2048	55,959
		2,804,614
	Kentucky - 2.6%
	Kentucky Public Energy Auth
600,000	4.00%, 12/01/2049(4)	608,540
1,555,000	4.00%, 02/01/2050(4)	1,585,674
		2,194,214
	Louisiana - 2.8%
25,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	25,765
2,735,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	2,276,867
		2,302,632
	Maine - 0.6%
	Maine Municipal Bond Bank
80,000	5.00%, 09/01/2029	91,254
135,000	5.00%, 09/01/2031	155,347
105,000	5.00%, 09/01/2032	120,580
130,000	Maine State Housing Auth 4.00%, 11/15/2048	132,161
		499,342
	Massachusetts - 2.2%
1,975,000	Commonwealth of Massachusetts 3.00%, 02/01/2048	1,657,107
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025	58,934
45,000	3.27%, 07/01/2026	44,010
50,000	3.38%, 07/01/2027	48,702
		1,808,753
	Michigan - 0.1%
80,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050	80,955
	Mississippi - 2.0%
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
1,265,000	3.00%, 12/01/2050	1,247,375
260,000	3.25%, 12/01/2050	259,191
180,000	State of Mississippi, GO 5.00%, 06/01/2031	207,909
		1,714,475
	Missouri - 1.4%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
445,000	3.25%, 05/01/2051	442,556
185,000	3.50%, 11/01/2050	185,696
305,000	3.88%, 05/01/2050	310,130
130,000	4.25%, 05/01/2049	133,378
100,000	4.75%, 05/01/2049	104,009
		1,175,769

29

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.7% - (continued)
	Nebraska - 0.9%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 655,000	3.00%, 09/01/2050	$ 646,242
100,000	4.00%, 09/01/2048	101,783
		748,025
	Nevada - 0.2%
125,000	Nevada Housing Division, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	127,419
	New Jersey - 1.0%
20,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	22,689
	New Jersey Economic Dev Auth
40,000	5.00%, 06/15/2024	41,780
160,000	5.00%, 03/01/2026	162,977
90,000	5.00%, 11/01/2026	97,201
	New Jersey Transportation Trust Fund Auth
25,000	4.00%, 06/15/2035	24,656
410,000	5.00%, 12/15/2028	449,167
		798,470
	New Mexico - 2.8%
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
980,000	3.00%, 01/01/2051	966,345
1,310,000	3.00%, 07/01/2052	1,286,604
60,000	4.00%, 01/01/2049	61,076
		2,314,025
	New York - 5.4%
	City of New York, NY, GO
180,000	5.00%, 08/01/2032	208,919
1,010,000	5.00%, 08/01/2033	1,139,138
580,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	656,389
1,450,000	New York State Dormitory Auth 3.00%, 03/15/2038	1,290,987
125,000	New York Transportation Dev Corp. 5.00%, 12/01/2028	134,426
	Port Auth of New York & New Jersey Rev
185,000	5.00%, 07/15/2031	208,215
805,000	5.00%, 07/15/2033	912,462
		4,550,536
	North Carolina - 1.0%
835,000	North Carolina Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	851,410
	Ohio - 2.1%
	Ohio Housing Finance Agency
145,000	3.00%, 03/01/2052	142,736
1,265,000	3.25%, 03/01/2050	1,260,756
115,000	4.50%, 09/01/2048	118,554
295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(5)	133,796
95,000	State of Ohio, GO 5.00%, 05/01/2032	109,040
		1,764,882
	Oklahoma - 0.2%
150,000	Oklahoma Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	153,217
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.7% - (continued)
	Pennsylvania - 1.1%
$ 110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	$ 119,248
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	86,314
75,000	5.00%, 12/01/2033	85,975
	Philadelphia, PA, Gas Works Co., (AGM Insured)
105,000	5.00%, 08/01/2029	118,553
220,000	5.00%, 08/01/2030	250,914
195,000	5.00%, 08/01/2033	221,747
		882,751
	South Carolina - 1.0%
605,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(4)	613,765
185,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	187,298
45,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	54,816
		855,879
	South Dakota - 0.1%
	South Dakota Conservancy Dist
45,000	5.00%, 08/01/2029	51,852
45,000	5.00%, 08/01/2030	52,428
		104,280
	Tennessee - 0.2%
75,000	Jackson Tenn Health Edl & Hsg Fac Brd Multifamily Rev 3.00%, 12/01/2026	74,957
15,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Bd, (NATL Insured) 4.88%, 11/01/2028	16,132
105,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	108,238
		199,327
	Texas - 8.6%
	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured)
110,000	5.00%, 08/15/2029	124,866
145,000	5.00%, 08/15/2030	166,465
105,000	5.00%, 08/15/2031	121,771
145,000	5.00%, 08/15/2032	169,883
680,000	5.00%, 08/15/2033	764,549
70,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	77,796
	City of Houston, TX, Airport System Rev
585,000	5.00%, 07/01/2029	660,728
325,000	5.00%, 07/01/2030	369,614
	Clifton Higher Education Finance Corp., (PSF-GTD Insured)
45,000	5.00%, 08/15/2028	50,138
80,000	5.00%, 08/15/2029	90,140
60,000	5.00%, 08/15/2030	68,268
305,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	324,945
505,000	Harris County, TX, GO 5.00%, 10/01/2038	559,886
	Lower Colorado River, TX, Auth Rev
440,000	5.00%, 05/15/2029	495,970
940,000	5.00%, 05/15/2030	1,068,457
55,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2030	63,432
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
575,000	3.00%, 01/01/2052	564,821
335,000	3.50%, 03/01/2051	336,066

30

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 72.7% - (continued)
	Texas - 8.6% - (continued)
$ 115,000	4.00%, 03/01/2050		$ 117,516
65,000	4.75%, 03/01/2049		67,393
330,000	Texas Municipal Gas Acquisition & Supply Corp. 5.00%, 12/15/2028		352,970
495,000	University of Texas, Permanent University Fund Rev 5.00%, 07/01/2027		543,188
			7,158,862
	Utah - 1.3%
	Intermountain Power Agency Rev
175,000	5.00%, 07/01/2031		203,685
260,000	5.00%, 07/01/2032		300,837
520,000	University of Utah Rev 5.00%, 08/01/2030		591,299
			1,095,821
	Virginia - 0.9%
490,000	Fairfax County, VA, Water Auth Rev 5.00%, 04/01/2029		543,615
	Hampton Roads Transportation, VA, Accountability Commission
105,000	5.00%, 07/01/2031		122,453
95,000	5.00%, 07/01/2032		111,838
			777,906
	Washington - 1.2%
730,000	State of Washington, GO 5.00%, 08/01/2030		837,287
205,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 12/01/2048		208,708
			1,045,995
	Wyoming - 0.1%
90,000	Wyoming Community Dev Auth 4.00%, 06/01/2043		91,576
	Total Municipal Bonds (cost $65,694,818)		$ 60,786,435
U.S. GOVERNMENT SECURITIES - 7.3%
	U.S. Treasury Securities - 7.3%
	U.S. Treasury Notes - 7.3%
6,701,000	U.S. Treasury Notes 1.88%, 02/15/2032		$ 6,127,227
	Total U.S. Government Securities (cost $6,178,258)		$ 6,127,227
	Total Long-Term Investments (Cost $89,579,912)		$ 82,944,289
SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 2.3%
1,924,939	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(6)		$ 1,924,938
	Total Short-Term Investments (cost $1,924,938)		$ 1,924,938
	Total Investments (cost $91,504,850)	101.5%	$ 84,869,227
	Other Assets and Liabilities	(1.5)%	(1,291,857)
	Total Net Assets	100.0%	$ 83,577,370
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $5,949,038, representing 7.1% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

31

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 16,030,627	$ —	$ 16,030,627	$ —
Municipal Bonds	60,786,435	—	60,786,435	—
U.S. Government Securities	6,127,227	—	6,127,227	—
Short-Term Investments	1,924,938	1,924,938	—	—
Total	$ 84,869,227	$ 1,924,938	$ 82,944,289	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
32

Hartford Short Duration ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.3%
	Asset-Backed - Automobile - 0.7%
$ 105,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 102,032
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	164,461
360,332	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	353,092
		619,585
	Asset-Backed - Credit Card - 0.2%
240,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	232,374
	Asset-Backed - Finance & Insurance - 4.3%
285,000	Apidos CLO 2.07%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(2)	282,791
240,883	Aqua Finance Trust 1.54%, 07/17/2046(1)	227,203
250,000	Carbone CLO Ltd. 2.20%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	248,159
	CIFC Funding Ltd.
250,000	2.10%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	247,940
250,000	2.25%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	248,356
375,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	353,752
8,067	Conn's Receivables Funding LLC 1.71%, 06/16/2025(1)	8,061
458,850	DB Master Finance LLC 2.05%, 11/20/2051(1)	412,171
91,463	FCI Funding LLC 1.13%, 04/15/2033(1)	89,030
500,000	KKR Financial Ltd. 2.18%, 10/15/2030, 3 mo. USD LIBOR + 0.135%(1)(2)	497,863
250,000	Octagon Investment Partners 30 Ltd. 2.06%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	248,414
	Voya CLO Ltd.
397,495	2.06%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	395,126
325,000	2.10%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	322,664
375,000	2.15%, 04/25/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	373,619
		3,955,149
	Commercial Mortgage-Backed Securities - 2.3%
395,000	CityLine Commercial Mortgage Trust 2.87%, 11/10/2031(1)(3)	389,189
225,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(3)	224,221
	GS Mortgage Securities Trust
240,000	2.75%, 02/10/2037(1)	230,187
293,983	2.78%, 10/10/2049	289,243
380,000	3.12%, 11/10/2045	380,811
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	552,646
		2,066,297
	Other Asset-Backed Securities - 5.1%
119,537	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	117,391
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	144,389
325,000	Benefit Street Partners CLO Ltd. 1.99%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	322,292
175,000	BSPRT Issuer Ltd. 1.77%, 02/15/2037, 1 mo. USD SOFR + 1.500%(1)(2)	174,236
360,000	Carlyle Global Market Strategies CLO Ltd. 2.04%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	357,245
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.3% - (continued)
	Other Asset-Backed Securities - 5.1% - (continued)
$ 300,000	CIFC Funding Ltd. 2.19%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	$ 297,118
400,000	KKR CLO Ltd. 2.22%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	398,107
390,000	LCM XXIV Ltd. 2.04%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	387,073
450,000	Madison Park Funding Ltd. 2.10%, 07/21/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	447,325
305,000	Neuberger Berman Loan Advisers CLO Ltd. 2.06%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	303,621
134,881	Progress Residential Trust 1.05%, 04/17/2038(1)	120,988
198,707	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	177,567
	SoFi Consumer Loan Program Trust
100,000	1.30%, 09/25/2030(1)	94,366
5,053	2.02%, 01/25/2029(1)	5,054
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	87,164
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	274,984
295,000	2.17%, 10/15/2046(1)	269,813
328,383	4.20%, 11/16/2043(1)	329,508
325,000	Venture CLO Ltd. 2.22%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	322,833
		4,631,074
	Whole Loan Collateral CMO - 8.7%
	Angel Oak Mortgage Trust
125,464	1.04%, 01/20/2065(1)(3)	117,567
249,113	1.46%, 09/25/2066(1)(3)	225,679
27,936	2.47%, 12/25/2059(1)(3)	27,484
110,413	2.53%, 01/26/2065(1)(3)	108,334
37,935	2.59%, 10/25/2049(1)(3)	37,775
34,908	Angel Oak Mortgage Trust LLC 2.99%, 07/26/2049(1)(3)	34,807
196,624	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	191,731
	Bravo Residential Funding Trust
78,210	2.75%, 11/25/2059(1)(3)	77,000
66,723	3.50%, 03/25/2058(1)	66,504
	COLT Mortgage Loan Trust
59,696	0.91%, 06/25/2066(1)(3)	53,317
294,710	0.96%, 09/27/2066(1)(3)	261,425
391,969	1.11%, 10/25/2066(1)(3)	360,314
335,184	1.39%, 01/25/2065(1)(3)	311,696
278,566	1.40%, 10/25/2066(1)(3)	254,465
	CSMC Trust
304,355	1.02%, 04/25/2066(1)(3)	288,654
230,356	1.17%, 07/25/2066(1)(3)	211,088
77,980	2.24%, 02/25/2050(1)(3)	75,205
58,678	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(3)	56,371
	Ellington Financial Mortgage Trust
44,570	0.80%, 02/25/2066(1)(3)	41,309
33,751	1.18%, 10/25/2065(1)(3)	33,295
193,863	Fannie Mae Connecticut Avenue Securities 6.57%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	205,245
248,880	FirstKey Homes Trust 1.27%, 10/19/2037(1)	226,707
	GCAT Trust
264,893	1.09%, 08/25/2066(1)(3)	234,228
376,956	1.26%, 07/25/2066(1)(3)	354,871
168,799	1.47%, 04/25/2065(1)(3)	164,428
54,834	2.25%, 01/25/2060(1)(4)	53,902

33

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.3% - (continued)
	Whole Loan Collateral CMO - 8.7% - (continued)
$ 59,187	Home Re Ltd. 2.27%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	$ 59,085
	Imperial Fund Mortgage Trust
157,317	1.07%, 06/25/2056(1)(3)	145,541
181,887	1.07%, 09/25/2056(1)(3)	166,751
186,303	1.60%, 11/25/2056(1)(3)	167,815
200,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	211,796
	MFA Trust
65,065	1.01%, 01/26/2065(1)(3)	62,646
144,957	1.91%, 11/25/2056(1)(3)	133,643
132,145	MFRA Trust 0.85%, 01/25/2056(1)(3)	126,037
	Mill City Mortgage Loan Trust
27,889	3.25%, 05/25/2062(1)(3)	27,664
22,755	3.50%, 05/25/2058(1)(3)	22,590
199,893	3.50%, 08/25/2058(1)(3)	198,471
	New Residential Mortgage Loan Trust
61,695	0.94%, 10/25/2058(1)(3)	59,311
154,970	1.42%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	153,164
72,977	3.98%, 09/25/2057(1)(3)	72,439
199,738	4.00%, 02/25/2057(1)(3)	197,519
134,528	OBX Trust 1.05%, 07/25/2061(1)(3)	121,866
	Onslow Bay Mortgage Loan Trust
289,910	1.96%, 10/25/2061(1)(3)	266,815
57,837	3.50%, 12/25/2049(1)(3)	55,733
87,023	Preston Ridge Partners Mortgage Trust LLC 1.32%, 07/25/2051(1)(4)	82,139
3,666	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	3,663
263,032	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	250,535
	Starwood Mortgage Residential Trust
137,129	1.13%, 06/25/2056(1)(3)	128,469
34,001	2.28%, 02/25/2050(1)(3)	33,797
128,785	Toorak Mortgage Corp. Ltd. 1.15%, 07/25/2056(1)(3)	117,309
	Towd Point Mortgage Trust
154,920	1.75%, 10/25/2060(1)	143,804
246,958	2.16%, 01/25/2052(1)(3)	244,757
122,863	3.25%, 07/25/2058(1)(3)	122,013
42,236	3.75%, 05/25/2058(1)(3)	41,904
	Verus Securitization Trust
245,822	1.01%, 09/25/2066(1)(3)	225,531
24,048	2.42%, 01/25/2060(1)(4)	23,806
51,671	2.69%, 11/25/2059(1)(3)	51,546
148,947	Visio Trust 1.28%, 05/25/2056(1)	140,443
		7,932,003
	Total Asset & Commercial Mortgage-Backed Securities (cost $20,307,712)	$ 19,436,482
CORPORATE BONDS - 45.7%
	Agriculture - 0.8%
100,000	Altria Group, Inc. 3.80%, 02/14/2024	$ 100,524
530,000	BAT Capital Corp. 2.79%, 09/06/2024	517,914
100,000	BAT International Finance plc 3.95%, 06/15/2025(1)	98,678
		717,116
	Auto Manufacturers - 2.4%
	Ford Motor Credit Co. LLC
310,000	2.70%, 08/10/2026	276,359
200,000	3.37%, 11/17/2023	197,000
200,000	3.38%, 11/13/2025	188,513
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.7% - (continued)
	Auto Manufacturers - 2.4% - (continued)
	General Motors Financial Co., Inc.
$ 450,000	1.25%, 01/08/2026	$ 402,720
405,000	2.90%, 02/26/2025	391,294
157,000	4.00%, 10/06/2026	153,487
400,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	355,135
200,000	Volkswagen Group of America Finance LLC 4.63%, 11/13/2025(1)	204,688
		2,169,196
	Auto Parts & Equipment - 0.1%
130,000	APTIV plc / APTIV Corp. 2.40%, 02/18/2025	125,071
	Beverages - 0.5%
200,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	200,520
325,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	283,725
		484,245
	Biotechnology - 0.5%
525,000	Royalty Pharma plc 1.20%, 09/02/2025	476,953
	Chemicals - 0.3%
339,000	LYB International Finance LLC 1.25%, 10/01/2025	310,986
	Commercial Banks - 12.3%
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	256,101
300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	270,884
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	331,333
713,000	3.88%, 08/01/2025	714,832
275,000	Bank of Nova Scotia 2.44%, 03/11/2024	270,474
250,000	Barclays plc 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(5)	225,126
200,000	BNP Paribas S.A. 1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	177,972
250,000	BPCE S.A. 1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	227,071
	Citigroup, Inc.
450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.280% thereafter)(5)	423,323
275,000	3.29%, 03/17/2026, (3.29% fixed rate until 03/17/2025; 3 mo. USD SOFR + 1.528% thereafter)(5)	268,313
250,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	226,220
275,000	Credit Agricole S.A. 1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)	244,059
	Credit Suisse Group AG
325,000	1.25%, 08/07/2026	288,150
250,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	219,008

34

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.7% - (continued)
	Commercial Banks - 12.3% - (continued)
$ 305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	$ 291,024
	Danske Bank A/S
295,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	261,553
200,000	3.88%, 09/12/2023(1)	200,868
	Deutsche Bank AG
150,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(5)	141,754
240,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	213,615
75,000	Fifth Third Bancorp 4.06%, 04/25/2028	74,538
325,000	Goldman Sachs Group, Inc. 3.00%, 03/15/2024	322,802
495,000	HSBC Holdings plc 1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	440,265
225,000	ING Groep N.V. 3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 3 mo. USD SOFR + 1.640% thereafter)(5)	222,549
	JP Morgan Chase & Co.
350,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(5)	311,893
325,000	2.60%, 02/24/2026, (2.60% fixed rate until 02/24/2025; 3 mo. USD SOFR + 0.915% thereafter)(5)	312,812
250,000	3.90%, 07/15/2025	250,892
200,000	4.13%, 12/15/2026	198,962
150,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	149,685
315,000	KeyBank NA 3.40%, 05/20/2026	307,332
155,000	Macquarie Group Ltd. 1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	137,719
200,000	Mizuho Financial Group, Inc. 2.65%, 05/22/2026, (2.65% fixed rate until 05/22/2025; 12 mo. USD CMT + 0.900% thereafter)(2)	192,320
	Morgan Stanley
250,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	223,299
410,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 3 mo. USD SOFR + 0.940% thereafter)(5)	394,890
200,000	4.00%, 07/23/2025	199,924
200,000	NatWest Group plc 4.80%, 04/05/2026	201,886
200,000	NatWest Markets plc 0.80%, 08/12/2024(1)	187,263
575,000	Santander Holdings USA, Inc. 3.50%, 06/07/2024	571,677
275,000	Toronto Dominion Bank 2.35%, 03/08/2024	271,003
355,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(5)	315,208
	Wells Fargo & Co.
150,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	142,362
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.7% - (continued)
	Commercial Banks - 12.3% - (continued)
$ 275,000	3.00%, 10/23/2026	$ 262,810
275,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	264,227
		11,207,998
	Commercial Services - 1.3%
200,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	178,060
	Global Payments, Inc.
500,000	1.20%, 03/01/2026	449,468
405,000	2.65%, 02/15/2025	391,023
160,000	S&P Global, Inc. 2.45%, 03/01/2027(1)	150,841
		1,169,392
	Diversified Financial Services - 3.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
250,000	1.75%, 10/29/2024	232,700
150,000	1.75%, 01/30/2026	133,447
205,000	2.45%, 10/29/2026	182,559
150,000	4.13%, 07/03/2023	149,831
230,000	AIG Global Funding 0.90%, 09/22/2025(1)	208,436
100,000	Aircastle Ltd. 4.25%, 06/15/2026	96,550
325,000	Ally Financial, Inc. 3.88%, 05/21/2024	326,235
	Aviation Capital Group LLC
200,000	3.88%, 05/01/2023(1)	199,559
250,000	4.88%, 10/01/2025(1)	248,988
	Avolon Holdings Funding Ltd.
375,000	2.88%, 02/15/2025(1)	352,349
250,000	5.13%, 10/01/2023(1)	252,891
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	191,748
275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	265,343
100,000	Navient Corp. 5.88%, 10/25/2024	99,250
90,000	OneMain Finance Corp. 6.13%, 03/15/2024	90,345
395,000	Synchrony Financial 4.38%, 03/19/2024	398,394
		3,428,625
	Electric - 2.1%
212,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	210,257
450,000	Dominion Energy, Inc. 3.07%, 08/15/2024(2)(4)	444,231
200,000	Duke Energy Corp. 0.90%, 09/15/2025	183,186
250,000	Edison International 2.95%, 03/15/2023	249,161
150,000	FirstEnergy Corp. 3.35%, 07/15/2022	149,625
	Pacific Gas and Electric Co.
305,000	1.70%, 11/15/2023	296,291
200,000	3.25%, 02/16/2024	197,360
175,000	Public Service Enterprise Group, Inc. 0.80%, 08/15/2025	159,538
		1,889,649
	Electronics - 0.3%
259,000	Jabil, Inc. 1.70%, 04/15/2026	233,828
	Entertainment - 0.6%
	Magallanes, Inc.
240,000	3.64%, 03/15/2025(1)	236,174
295,000	3.76%, 03/15/2027(1)	284,470
		520,644
	Food - 0.9%
471,000	Conagra Brands, Inc. 4.60%, 11/01/2025	476,949
275,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	263,151
90,000	Mondelez International, Inc. 2.63%, 03/17/2027	84,957
		825,057

35

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.7% - (continued)
	Gas - 0.7%
$ 532,000	NiSource, Inc. 0.95%, 08/15/2025	$ 482,728
170,000	Southern California Gas Co. 2.95%, 04/15/2027	162,723
		645,451
	Healthcare - Services - 1.2%
	HCA, Inc.
175,000	3.13%, 03/15/2027(1)	164,730
600,000	5.00%, 03/15/2024	614,794
325,000	Humana, Inc. 1.35%, 02/03/2027	287,301
		1,066,825
	Household Products - 0.5%
250,000	GSK Consumer Healthcare Capital UK PLC 3.13%, 03/24/2025(1)	245,231
250,000	GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027(1)	242,070
		487,301
	Insurance - 1.1%
50,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	47,654
200,000	Athene Global Funding 1.73%, 10/02/2026(1)	177,746
225,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	218,177
200,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	180,079
250,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	224,207
175,000	Radian Group, Inc. 6.63%, 03/15/2025	178,173
		1,026,036
	Internet - 0.5%
	Expedia Group, Inc.
100,000	4.63%, 08/01/2027	100,550
100,000	6.25%, 05/01/2025(1)	104,423
300,000	Netflix, Inc. 3.63%, 06/15/2025(1)	293,250
		498,223
	Investment Company Security - 0.9%
	FS KKR Capital Corp.
500,000	1.65%, 10/12/2024	468,347
100,000	3.25%, 07/15/2027	90,660
325,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	286,646
		845,653
	IT Services - 0.4%
275,000	DXC Technology Co. 1.80%, 09/15/2026	245,975
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	150,750
		396,725
	Leisure Time - 0.1%
130,000	Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022	130,163
	Lodging - 1.2%
235,000	Genting New York LLC 3.30%, 02/15/2026(1)	214,937
160,000	Hyatt Hotels Corp. 1.80%, 10/01/2024	152,176
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	432,339
250,000	MGM Resorts International 6.00%, 03/15/2023	253,143
		1,052,595
	Media - 0.2%
175,000	Discovery Communications LLC 3.45%, 03/15/2025	171,828
	Miscellaneous Manufacturing - 0.3%
300,000	Trane Technologies Luxembourg Finance S.A. 3.50%, 03/21/2026	296,112
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.7% - (continued)
	Office/Business Equipment - 0.4%
	CDW LLC / CDW Finance Corp.
$ 235,000	2.67%, 12/01/2026	$ 215,816
105,000	4.13%, 05/01/2025	103,635
		319,451
	Oil & Gas - 1.3%
535,000	Aker BP ASA 3.00%, 01/15/2025(1)	521,845
225,000	ConocoPhillips Co. 2.40%, 03/07/2025	219,062
100,000	Equinor ASA 1.75%, 01/22/2026	93,742
374,000	Hess Corp. 3.50%, 07/15/2024	371,720
		1,206,369
	Packaging & Containers - 0.6%
300,000	Berry Global, Inc. 1.57%, 01/15/2026	273,131
350,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	313,164
		586,295
	Pharmaceuticals - 1.1%
250,000	CVS Health Corp. 2.88%, 06/01/2026	241,621
200,000	McKesson Corp. 1.30%, 08/15/2026	179,734
225,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	218,207
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 05/09/2027	366,000
		1,005,562
	Pipelines - 1.9%
325,000	Enbridge, Inc. 2.50%, 02/14/2025	314,919
	Energy Transfer L.P.
706,000	2.90%, 05/15/2025	681,833
120,000	4.20%, 09/15/2023	121,209
93,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	92,535
500,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.60%, 11/01/2024	494,210
		1,704,706
	Real Estate Investment Trusts - 1.7%
250,000	Boston Properties L.P. 3.20%, 01/15/2025	246,305
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	266,418
290,000	Equinix, Inc. 1.45%, 05/15/2026	261,688
180,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	160,795
	SBA Tower Trust
80,000	1.63%, 11/15/2026(1)	73,865
155,000	2.84%, 01/15/2025(1)	150,483
100,000	VICI Properties L.P. 4.38%, 05/15/2025	99,860
300,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	284,289
		1,543,703
	Retail - 0.2%
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	177,138
	Semiconductors - 1.7%
200,000	KLA Corp. 4.65%, 11/01/2024	204,969
594,000	Marvell Technology, Inc. 1.65%, 04/15/2026	541,481
250,000	Microchip Technology, Inc. 0.98%, 09/01/2024(1)	234,636
365,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	344,319
200,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	182,121
		1,507,526
	Software - 0.7%
385,000	Fidelity National Information Services, Inc. 1.15%, 03/01/2026	348,382

36

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.7% - (continued)
	Software - 0.7% - (continued)
$ 150,000	PTC, Inc. 3.63%, 02/15/2025(1)	$ 145,313
155,000	Workday, Inc. 3.50%, 04/01/2027	151,227
		644,922
	Telecommunications - 2.6%
250,000	AT&T, Inc. 4.13%, 02/17/2026	256,170
225,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	214,336
300,000	Sprint Communications, Inc. 6.00%, 11/15/2022	304,500
450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	441,563
300,000	T-Mobile USA, Inc. 3.50%, 04/15/2025	296,236
	Verizon Communications, Inc.
485,000	0.85%, 11/20/2025	443,040
450,000	1.45%, 03/20/2026	412,751
		2,368,596
	Trucking & Leasing - 0.5%
385,000	DAE Funding LLC 1.55%, 08/01/2024(1)	359,177
150,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 1.20%, 11/15/2025(1)	136,241
		495,418
	Total Corporate Bonds (cost $44,415,098)	$ 41,735,358
MUNICIPAL BONDS - 0.1%
	Transportation - 0.1%
100,000	Chicago, IL, Transit Auth 2.21%, 12/01/2025	$ 95,414
	Total Municipal Bonds (cost $100,000)	$ 95,414
SENIOR FLOATING RATE INTERESTS - 18.7%(6)
	Advertising - 0.1%
115,000	ABG Intermediate Holdings 2 LLC 4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 113,994
	Aerospace/Defense - 0.2%
190,360	TransDigm, Inc. 3.01%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	186,552
	Airlines - 0.5%
100,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	101,694
100,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	98,875
120,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	123,849
103,950	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	102,970
		427,388
	Chemicals - 0.4%
199,500	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	192,206
195,000	Tronox Finance LLC 3.37%, 04/04/2029, 1 mo.USD SOFR + 3.250%	193,538
		385,744
	Commercial Services - 1.9%
217,052	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	214,556
100,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	99,125
124,375	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	122,882
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.7%(6) - (continued)
	Commercial Services - 1.9% - (continued)
EUR 155,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	$ 159,194
$ 149,999	BrightView Landscapes LLC 3.75%, 04/20/2029, 1 mo.USD SOFR + 3.250%	147,874
99,750	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	98,129
191,229	Trans Union LLC 2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	188,433
208,809	United Rentals, Inc. 2.51%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	209,592
EUR 205,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	209,427
$ 99,044	Verscend Holding Corp. 4.76%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	98,611
108,152	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	107,030
108,675	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	97,210
		1,752,063
	Construction Materials - 0.8%
168,725	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	140,042
124,687	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	122,232
176	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	174
195,500	Quikrete Holdings, Inc. 3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	189,950
139,650	Rexnord LLC 3.01%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	139,087
121,173	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	120,775
		712,260
	Distribution/Wholesale - 0.4%
216,450	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	213,182
147,478	Core & Main L.P. 3.20%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	144,835
		358,017
	Diversified Financial Services - 0.8%
216,150	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	215,305
163,626	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	160,430
198,383	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	196,090
130,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	129,052
		700,877
	Electric - 0.1%
97,750	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	97,288
	Electrical Components & Equipment - 0.1%
98,750	Energizer Holdings, Inc. 2.94%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	97,639

37

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.7%(6) - (continued)
	Electronics - 0.1%
$ 100,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(7)	$ 99,417
	Engineering & Construction - 0.1%
124,131	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	122,207
	Entertainment - 0.9%
7,001	Crown Finance U.S., Inc. 10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	7,443
225,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	223,699
216,404	Penn National Gaming, Inc. 3.01%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	215,863
205,000	Scientific Games International, Inc. 0.00%, 04/14/2029, 3 mo. USD LIBOR + 3.000%(7)	203,848
201,660	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	198,540
		849,393
	Environmental Control - 0.4%
237,004	Clean Harbors, Inc. 2.51%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	235,919
100,000	Covanta Holding Corp. 3.26%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	99,438
		335,357
	Food - 0.6%
182,583	B&G Foods, Inc. 3.26%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	178,749
	Froneri International Ltd.
EUR 120,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	120,652
$ 98,250	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	95,794
129,675	U.S. Foods, Inc. 3.26%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	128,702
		523,897
	Healthcare - Products - 0.6%
	Avantor Funding, Inc.
EUR 99,250	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	103,723
$ 79,665	2.76%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	79,310
205,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	201,413
210,722	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	208,652
		593,098
	Healthcare - Services - 0.7%
108,900	ADMI Corp. 4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	107,111
EUR 200,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	203,048
100,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	103,457
$ 119,100	Heartland Dental LLC 4.63%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	118,122
EUR 135,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	137,559
		669,297
	Insurance - 1.1%
$ 155,869	Acrisure LLC 4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	153,369
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.7%(6) - (continued)
	Insurance - 1.1% - (continued)
	Asurion LLC
$ 226,187	3.76%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	$ 223,724
105,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	101,751
110,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	106,590
141,487	Hub International Ltd. 4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	139,542
199,884	Sedgwick Claims Management Services, Inc. 4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	197,761
116,216	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	115,054
		1,037,791
	Internet - 0.7%
183,612	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	175,198
144,561	Go Daddy Operating Co. LLC 2.51%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	143,089
99,494	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	98,940
200,000	NortonLifeLock, Inc. 0.00%, 01/28/2029, 3 mo. USD LIBOR + 2.000%(7)	196,500
		613,727
	IT Services - 0.1%
121,514	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	120,431
	Leisure Time - 0.8%
242,927	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	238,720
163,763	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	161,784
99,250	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	97,414
145,000	Penn National Gaming, Inc. 0.00%, 05/03/2029, 3 mo. USD LIBOR + 2.750%(7)	144,275
88,886	SRAM LLC 3.30%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	87,998
		730,191
	Lodging - 0.3%
240,700	Caesars Resort Collection LLC 3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	239,441
	Machinery-Diversified - 0.2%
192,093	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	190,053
	Media - 0.7%
98,500	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	97,835
208,425	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	205,924
207,665	CSC Holdings LLC 2.80%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	203,511
115,000	Virgin Media Bristol LLC 3.80%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	114,339
		621,609
	Oil & Gas - 0.1%
99,750	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	99,501

38

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.7%(6) - (continued)
	Packaging & Containers - 0.6%
$ 189,050	Berlin Packaging LLC 4.28%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	$ 186,607
150,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	147,920
183,668	TricorBraun Holdings, Inc. 4.01%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	179,561
		514,088
	Pharmaceuticals - 0.9%
178,575	Bausch Health Cos., Inc. 3.51%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	177,325
243,949	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	238,765
197,747	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	196,884
133,650	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	131,907
114,138	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	113,909
		858,790
	Pipelines - 0.1%
99,750	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	99,155
	Retail - 1.4%
244,603	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	239,660
166,886	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	165,008
103,688	IRB Holding Corp. 3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	102,132
119,195	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	112,242
143,912	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	130,916
99,000	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	97,940
109,175	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	108,028
123,939	Pilot Travel Centers LLC 2.70%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	122,257
193,537	SRS Distribution, Inc. 4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	186,280
		1,264,463
	Semiconductors - 0.7%
230,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(7)	229,929
	MKS Instruments, Inc.
140,000	0.00%, 10/21/2028(8)	139,300
225,000	0.00%, 04/08/2029(7)	223,875
		593,104
	Software - 1.8%
270,240	DCert Buyer, Inc. 4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	268,889
268,151	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	265,872
187,092	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	186,284
185,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	179,913
149,250	Polaris Newco LLC 4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	147,508
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.7%(6) - (continued)
	Software - 1.8% - (continued)
$ 144,275	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	$ 141,841
252,296	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	248,734
193,164	Zelis Healthcare Corp. 3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	191,734
		1,630,775
	Telecommunications - 0.1%
99,000	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	97,185
	Textiles - 0.2%
200,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	195,084
	Transportation - 0.2%
148,875	Savage Enterprises LLC 3.89%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	147,596
	Total Senior Floating Rate Interests (cost $17,400,341)	$ 17,077,472
U.S. GOVERNMENT AGENCIES - 3.7%
	Mortgage-Backed Agencies - 3.7%
	FHLMC - 2.0%
198,052	1.00%, 05/25/2033	$ 184,760
546,595	1.00%, 01/15/2041	506,636
640,830	1.00%, 06/15/2044	604,090
35,670	1.42%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	35,635
78,895	1.50%, 01/15/2027	78,261
53,423	3.50%, 09/15/2043	53,270
49,975	3.75%, 05/15/2039(4)	50,174
289,442	5.37%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	301,385
		1,814,211
	FNMA - 1.0%
97,360	2.00%, 12/25/2042	88,216
51,756	2.55%, 07/25/2044	50,748
38,906	3.00%, 04/25/2043	38,727
102,661	3.00%, 05/25/2047	100,585
285,415	3.50%, 10/25/2035	282,573
223,671	3.50%, 07/25/2045	222,643
84,980	3.50%, 07/25/2054	84,914
		868,406
	GNMA - 0.7%
161,844	2.00%, 05/20/2046	151,418
400,502	2.50%, 10/20/2041	391,661
93,977	2.50%, 07/20/2042	91,816
		634,895
	Total U.S. Government Agencies (cost $3,443,370)	$ 3,317,512
U.S. GOVERNMENT SECURITIES - 4.3%
	U.S. Treasury Securities - 4.3%
	U.S. Treasury Notes - 4.3%
500,000	0.25%, 06/15/2024	$ 474,356
1,555,000	0.38%, 07/15/2024	1,476,035

39

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 4.3% - (continued)
	U.S. Treasury Securities - 4.3% - (continued)
	U.S. Treasury Notes - 4.3% - (continued)
$ 2,000,000	1.50%, 02/15/2025		$ 1,926,406
	Total U.S. Government Securities (cost $4,037,050)		$ 3,876,797
	Total Long-Term Investments (Cost $89,703,571)		$ 85,539,035
SHORT-TERM INVESTMENTS - 4.1%
	Repurchase Agreements - 4.1%
3,767,226	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $3,767,301; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of 3,842,638		$ 3,767,226
	Total Short-Term Investments (cost $3,767,226)		$ 3,767,226
	Total Investments (cost $93,470,797)	97.9%	$ 89,306,261
	Other Assets and Liabilities	2.1%	1,947,758
	Total Net Assets	100.0%	$ 91,254,019
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $29,862,292, representing 32.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	Security is a zero-coupon bond.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	81	06/30/2022	$ 17,075,813	$ (321,165)
Short position contracts:
U.S. Treasury 5-Year Note Future	69	06/30/2022	$ 7,774,359	$ 347,265
U.S. Treasury 10-Year Note Future	10	06/21/2022	1,191,563	70,580
Total				$ 417,845
Total futures contracts				$ 96,680

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
222,000	EUR	235,731	USD	BCLY	05/06/2022	$ (1,478)
243,746	USD	222,000	EUR	UBS	05/06/2022	9,493
1,044,950	USD	978,042	EUR	BCLY	05/31/2022	11,818
236,060	USD	222,000	EUR	BCLY	06/07/2022	1,458
Total foreign currency contracts						$ 21,291
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
40

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 19,436,482	$ —	$ 19,436,482	$ —
Corporate Bonds	41,735,358	—	41,735,358	—
Municipal Bonds	95,414	—	95,414	—
Senior Floating Rate Interests	17,077,472	—	17,077,472	—
U.S. Government Agencies	3,317,512	—	3,317,512	—
U.S. Government Securities	3,876,797	—	3,876,797	—
Short-Term Investments	3,767,226	—	3,767,226	—
Foreign Currency Contracts(2)	22,769	—	22,769	—
Futures Contracts(2)	417,845	417,845	—	—
Total	$ 89,746,875	$ 417,845	$ 89,329,030	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,478)	$ —	$ (1,478)	$ —
Futures Contracts(2)	(321,165)	(321,165)	—	—
Total	$ (322,643)	$ (321,165)	$ (1,478)	$ —

(1)	For the period April 30, 2022, investments valued at $207,500 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
41

Hartford Sustainable Income ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
	Asset-Backed - Finance & Insurance - 1.7%
$ 549,000	AMMC CLO 6.93%, 04/25/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	$ 513,698
105,000	PRET LLC 5.07%, 07/25/2051(1)	99,202
200,000	VCAT LLC 3.97%, 09/25/2051(1)	190,520
		803,420
	Whole Loan Collateral CMO - 3.0%
	Connecticut Avenue Securities Trust
197,478	4.77%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	197,478
200,000	5.02%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	202,393
142,404	Fannie Mae Connecticut Avenue Securities 3.67%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	144,179
165,000	Home Re Ltd. 5.78%, 10/25/2034	164,998
200,000	Preston Ridge Partners Mortgage Trust LLC 3.60%, 09/25/2026(1)(3)	185,662
	Pretium Mortgage Credit Partners LLC
200,000	3.97%, 09/25/2051(1)	191,490
100,000	5.44%, 01/25/2052(1)	95,579
200,000	RCO VII Mortgage LLC 3.84%, 09/25/2026(1)	187,046
		1,368,825
	Total Asset & Commercial Mortgage-Backed Securities (cost $2,255,856)	$ 2,172,245
CONVERTIBLE BONDS - 4.3%
	Airlines - 0.1%
52,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 42,281
	Auto Manufacturers - 0.1%
110,000	Arrival S.A. 3.50%, 12/01/2026(1)	59,268
	Commercial Services - 0.4%
120,000	Block, Inc. 0.25%, 11/01/2027	97,860
EUR 100,000	Nexi S.p.A. 1.75%, 04/24/2027(4)	97,207
		195,067
	Diversified Financial Services - 0.2%
$ 90,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.01%, 08/15/2023(5)	90,495
	Electric - 0.2%
75,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	78,600
	Energy-Alternate Sources - 0.6%
115,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	109,365
80,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	80,120
100,000	NextEra Energy Partners L.P. 0.01%, 11/15/2025(1)(5)	96,850
		286,335
	Healthcare - Products - 1.0%
120,000	Insulet Corp. 0.38%, 09/01/2026	147,600
305,000	NuVasive, Inc. 0.38%, 03/15/2025	284,412
		432,012
	Internet - 0.5%
	ETSY, Inc.
50,000	0.13%, 10/01/2026	65,725
50,000	0.25%, 06/15/2028(1)	39,750
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.3% - (continued)
	Internet - 0.5% - (continued)
$ 30,000	MercadoLibre, Inc. 2.00%, 08/15/2028	$ 69,030
85,000	Shopify, Inc. 0.13%, 11/01/2025	73,780
		248,285
	IT Services - 0.2%
60,000	Rapid7, Inc. 2.25%, 05/01/2025	99,750
	Machinery-Diversified - 0.2%
70,000	Middleby Corp. 1.00%, 09/01/2025	91,394
	Pharmaceuticals - 0.1%
39,000	Ascendis Pharma A/S 2.25%, 04/01/2028(1)	35,919
	Retail - 0.2%
85,000	Shake Shack, Inc. 0.00%, 03/01/2028(5)	65,493
	Software - 0.5%
60,000	Health Catalyst, Inc. 2.50%, 04/15/2025	55,913
115,000	Splunk, Inc. 1.13%, 06/15/2027	103,155
63,000	Workday, Inc. 0.25%, 10/01/2022	89,208
		248,276
	Total Convertible Bonds (cost $2,421,687)	$ 1,973,175
CORPORATE BONDS - 37.4%
	Advertising - 0.5%
	Lamar Media Corp.
100,000	3.63%, 01/15/2031	$ 87,000
130,000	3.75%, 02/15/2028	118,950
		205,950
	Agriculture - 0.2%
200,000	Kernel Holding S.A. 6.75%, 10/27/2027(4)	106,000
	Auto Manufacturers - 0.9%
50,000	Ford Motor Co. 3.25%, 02/12/2032	40,625
	Ford Motor Credit Co. LLC
200,000	4.54%, 08/01/2026	191,250
200,000	4.95%, 05/28/2027	194,782
		426,657
	Auto Parts & Equipment - 0.2%
EUR 100,000	Faurecia SE 3.75%, 06/15/2028(4)	93,844
	Beverages - 0.4%
$ 200,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(1)	190,500
	Commercial Banks - 1.3%
200,000	Banco do Brasil S.A. 4.75%, 03/20/2024(4)	201,752
EUR 200,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(4)(6)(7)	202,550
$ 200,000	Itau Unibanco Holding S.A. 6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981% thereafter)(4)(6)(7)	192,731
		597,033
	Commercial Services - 2.0%
EUR 100,000	Loxam SAS 3.25%, 01/14/2025(4)	101,920
	Nielsen Finance LLC / Nielsen Finance Co.
$ 50,000	4.50%, 07/15/2029(1)	47,250
10,000	5.63%, 10/01/2028(1)	9,691
250,000	StoneCo Ltd. 3.95%, 06/16/2028(4)	205,627

42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.4% - (continued)
	Commercial Services - 2.0% - (continued)
EUR 255,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(4)	$ 249,148
	United Rentals North America, Inc.
$ 20,000	3.75%, 01/15/2032	17,400
60,000	4.88%, 01/15/2028	58,384
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(4)	241,641
		931,061
	Construction Materials - 0.2%
$ 110,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	101,200
	Distribution/Wholesale - 0.5%
110,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	102,575
EUR 120,000	Parts Europe S.A. 6.50%, 07/16/2025(4)	130,101
		232,676
	Diversified Financial Services - 1.4%
	Credit Acceptance Corp.
$ 50,000	5.13%, 12/31/2024(1)	49,400
65,000	6.63%, 03/15/2026	65,650
	OneMain Finance Corp.
70,000	5.38%, 11/15/2029	63,000
120,000	6.88%, 03/15/2025	120,900
250,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(4)	154,375
200,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	166,000
		619,325
	Electric - 2.6%
	Clearway Energy Operating LLC
15,000	3.75%, 01/15/2032(1)	12,712
95,000	4.75%, 03/15/2028(1)	89,775
200,000	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	176,000
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	199,290
164,540	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(4)	171,122
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(4)	192,481
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(4)	338,000
		1,179,380
	Electrical Components & Equipment - 0.4%
EUR 100,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(4)	87,987
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	83,125
		171,112
	Energy-Alternate Sources - 3.0%
200,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 6.25%, 12/10/2024(4)	202,080
	Continuum Energy Levanter Pte Ltd.
197,250	4.50%, 02/09/2027(1)	181,963
197,250	4.50%, 02/09/2027(4)	181,963
215,000	Energo-Pro AS 8.50%, 02/04/2027(1)	204,250
200,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(4)	204,952
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.4% - (continued)
	Energy-Alternate Sources - 3.0% - (continued)
$ 200,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(4)	$ 200,100
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(4)	197,300
		1,372,608
	Engineering & Construction - 0.4%
200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	188,380
	Entertainment - 0.6%
95,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	96,033
	Cinemark USA, Inc.
105,000	5.25%, 07/15/2028(1)	93,298
85,000	5.88%, 03/15/2026(1)	79,262
		268,593
	Environmental Control - 0.4%
EUR 100,000	Paprec Holding S.A. 3.50%, 07/01/2028(4)	97,674
$ 110,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	97,003
		194,677
	Forest Products & Paper - 0.4%
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(4)	201,856
	Healthcare - Products - 0.2%
EUR 100,000	Avantor Funding, Inc. 3.88%, 07/15/2028(4)	99,967
	Healthcare - Services - 2.3%
100,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(4)	92,836
145,000	Chrome Bidco SASU 3.50%, 05/31/2028(4)	137,671
	HCA, Inc.
$ 60,000	5.38%, 02/01/2025	61,639
100,000	5.38%, 09/01/2026	102,350
20,000	5.63%, 09/01/2028	20,669
10,000	7.50%, 11/15/2095	11,588
	IQVIA, Inc.
250,000	2.76%, 06/11/2025, 1 mo. USD LIBOR + 3.750%	248,332
200,000	5.00%, 05/15/2027(1)	198,164
200,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(4)	174,780
		1,048,029
	Household Products/Wares - 0.3%
130,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	123,500
	Insurance - 0.2%
100,000	MGIC Investment Corp. 5.25%, 08/15/2028	93,879
	Internet - 0.6%
	Arches Buyer, Inc.
85,000	4.25%, 06/01/2028(1)	75,544
20,000	6.13%, 12/01/2028(1)	17,400
175,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	154,875
		247,819
	Leisure Time - 0.6%
230,000	Carnival Corp. 6.00%, 05/01/2029(1)	206,425
100,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	79,250
		285,675
	Media - 2.1%
200,000	Cable Onda S.A. 4.50%, 01/30/2030(4)	187,000

43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.4% - (continued)
	Media - 2.1% - (continued)
$ 110,000	Cable One, Inc. 4.00%, 11/15/2030(1)	$ 94,381
200,000	Globo Comunicacao e Participacoes S.A. 4.88%, 01/22/2030(4)	172,302
CAD 170,000	Videotron Ltd. 5.63%, 06/15/2025	135,476
$ 200,000	VTR Finance N.V. 6.38%, 07/15/2028(4)	183,002
EUR 210,000	Ziggo B.V. 2.88%, 01/15/2030(4)	190,228
		962,389
	Metal Fabricate/Hardware - 0.3%
$ 130,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	125,612
	Mining - 0.7%
300,000	Constellium SE 3.75%, 04/15/2029(1)	259,449
45,000	FMG Resources August 2006 Pty Ltd. 6.13%, 04/15/2032(1)	44,598
		304,047
	Multi-National - 0.2%
EGP 2,000,000	European Investment Bank 10.00%, 12/06/2023(4)	98,492
	Office/Business Equipment - 0.3%
	Xerox Holdings Corp.
$ 105,000	5.00%, 08/15/2025(1)	100,568
50,000	5.50%, 08/15/2028(1)	45,000
		145,568
	Packaging & Containers - 1.3%
EUR 245,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(4)(8)	215,170
	Ball Corp.
100,000	1.50%, 03/15/2027	97,112
$ 90,000	5.25%, 07/01/2025	92,250
5,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	5,031
200,000	SAN Miguel Industrias Pet S.A. / NG PET R&P Latin America S.A. 3.50%, 08/02/2028(4)	173,752
		583,315
	Pharmaceuticals - 1.2%
	Bausch Health Cos., Inc.
250,000	5.00%, 01/30/2028(1)	184,450
70,000	6.13%, 02/01/2027(1)	67,208
10,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	9,824
EUR 220,000	Teva Pharmaceutical Finance Netherlands B.V. 4.38%, 05/09/2030	204,819
100,000	Teva Pharmaceutical Finance Netherlands II B.V. 3.75%, 05/09/2027	95,341
		561,642
	Real Estate - 2.8%
	CIFI Holdings Group Co., Ltd.
$ 450,000	4.38%, 04/12/2027(4)	333,000
200,000	4.45%, 08/17/2026(4)	152,000
200,000	5.95%, 10/20/2025(4)	157,200
	Country Garden Holdings Co., Ltd.
400,000	3.88%, 10/22/2030(4)	240,000
200,000	5.13%, 01/14/2027(4)	134,600
400,000	KWG Group Holdings Ltd. 6.00%, 08/14/2026(4)	138,100
200,000	Times China Holdings Ltd. 6.20%, 03/22/2026(4)	85,000
250,000	Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(4)	32,500
		1,272,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.4% - (continued)
	REITS - 0.4%
$ 200,000	Trust Fibra Uno 6.39%, 01/15/2050(4)	$ 187,652
	Retail - 1.2%
200,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(4)(6)(7)	193,000
113,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	91,954
110,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	94,536
115,000	Specialty Building Products Holdings LLC 6.38%, 09/30/2026(1)	112,873
70,000	Yum! Brands, Inc. 3.63%, 03/15/2031	60,148
		552,511
	Software - 0.6%
80,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	80,632
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	150,279
15,000	3.88%, 12/01/2029(1)	13,330
20,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	17,339
		261,580
	Telecommunications - 3.6%
200,000	AXIAN Telecom Co. 7.38%, 02/16/2027(1)	194,500
	Frontier Communications Holdings LLC
80,000	5.00%, 05/01/2028(1)	73,004
80,000	5.88%, 10/15/2027(1)	76,600
30,000	5.88%, 11/01/2029	26,044
35,000	6.75%, 05/01/2029(1)	31,538
200,000	Liquid Telecommunications Financing plc 5.50%, 09/04/2026(4)	191,000
180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(4)	178,316
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(4)	207,302
225,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(4)(6)(7)	221,625
100,000	Nokia Oyj 4.38%, 06/12/2027	97,000
170,000	Telecom Argentina S.A. 8.00%, 07/18/2026(4)	161,650
230,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(4)	206,770
		1,665,349
	Toys/Games/Hobbies - 0.1%
	Mattel, Inc.
40,000	3.38%, 04/01/2026(1)	38,900
20,000	5.88%, 12/15/2027(1)	20,460
		59,360
	Transportation - 1.7%
170,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	151,424
430,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(4)	420,110
200,000	Shriram Transport Finance Co., Ltd. 4.40%, 03/13/2024(4)	190,600
		762,134

44

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.4% - (continued)
	Water - 1.3%
	Aegea Finance S.a.r.l.
$ 200,000	5.75%, 10/10/2024(1)	$ 205,002
400,000	6.75%, 05/20/2029	392,526
		597,528
	Total Corporate Bonds (cost $19,927,302)	$ 17,119,300
FOREIGN GOVERNMENT OBLIGATIONS - 21.0%
	Benin - 0.4%
EUR 200,000	Benin Government International Bond 4.88%, 01/19/2032(4)	$ 180,930
	Brazil - 0.3%
$ 200,000	Brazilian Government International Bond 5.00%, 01/27/2045	160,804
	Bulgaria - 0.3%
EUR 210,000	Bulgaria Government International Bond 1.38%, 09/23/2050(4)	145,718
	Chile - 0.3%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(4)	118,285
	Colombia - 1.6%
	Colombia Government International Bond
$ 255,000	3.00%, 01/30/2030	204,120
EUR 100,000	3.88%, 03/22/2026	106,048
$ 440,000	5.00%, 06/15/2045	327,627
COP 581,200,000	Colombian TES 7.00%, 06/30/2032	116,230
		754,025
	Croatia - 0.3%
EUR 161,000	Croatia Government International Bond 1.50%, 06/17/2031(4)	148,672
	Denmark - 4.6%
DKK 15,000,000	Denmark Treasury Bill 0.00%, 12/01/2022(1)(4)(5)	2,133,229
	Dominican Republic - 0.6%
	Dominican Republic International Bond
$ 150,000	4.50%, 01/30/2030(4)	129,348
181,000	6.40%, 06/05/2049(4)	153,524
		282,872
	Ghana - 0.3%
200,000	Ghana Government International Bond 6.38%, 02/11/2027(4)	135,156
	Hungary - 0.4%
	Hungary Government International Bond
EUR 45,000	1.50%, 11/17/2050(4)	29,712
170,000	1.63%, 04/28/2032(4)	152,978
		182,690
	Indonesia - 0.5%
$ 230,000	Indonesia Government International Bond 4.63%, 04/15/2043(4)	218,028
	Ivory Coast - 0.4%
EUR 200,000	Ivory Coast Government International Bond 5.88%, 10/17/2031(4)	188,304
	Jordan - 0.5%
$ 220,000	Jordan Government International Bond 6.13%, 01/29/2026(4)	214,005
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 21.0% - (continued)
	Macedonia - 0.2%
EUR 100,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	$ 101,782
	Mexico - 1.4%
	Mexico Government International Bond
150,000	1.13%, 01/17/2030	131,807
200,000	1.45%, 10/25/2033	160,774
$ 406,000	5.00%, 04/27/2051	361,214
		653,795
	Morocco - 0.4%
EUR 200,000	Morocco Government International Bond 1.50%, 11/27/2031(4)	163,053
	Panama - 0.4%
$ 200,000	Panama Government International Bond 4.50%, 04/01/2056	169,500
	Peru - 0.5%
225,000	Fondo MIVIVIENDA S.A. 4.63%, 04/12/2027	222,188
	Philippines - 0.2%
EUR 100,000	Philippine Government International Bond 1.75%, 04/28/2041	81,854
	Romania - 0.9%
	Romanian Government International Bond
80,000	2.12%, 07/16/2031(4)	66,673
181,000	2.75%, 04/14/2041(1)	127,720
319,000	2.88%, 04/13/2042(4)	224,882
		419,275
	Senegal - 0.4%
	Senegal Government International Bond
100,000	4.75%, 03/13/2028(4)	98,988
100,000	5.38%, 06/08/2037(1)	81,495
		180,483
	Serbia - 0.2%
127,000	Serbia International Bond 1.50%, 06/26/2029(4)	102,494
	South Africa - 0.5%
ZAR 2,360,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	133,546
$ 100,000	Republic of South Africa Government International Bond 6.25%, 03/08/2041	90,766
		224,312
	Supranational - 1.8%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	111,067
	Asian Infrastructure Investment Bank
TRY 550,000	17.70%, 09/21/2023(4)	31,071
200,000	19.50%, 08/16/2023(4)	11,451
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	117,571
	European Investment Bank
IDR 1,670,000,000	5.75%, 01/24/2025(4)	114,401
MXN 2,485,000	7.50%, 07/30/2023	118,086
TRY 1,180,000	International Bank for Reconstruction & Development 11.00%, 08/25/2022	74,485
	International Finance Corp.
RUB 11,000,000	4.50%, 02/23/2026	86,913
BRL 710,000	6.20%, 07/27/2022	138,967
		804,012

45

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 21.0% - (continued)
	Switzerland - 3.4%
CHF 1,500,000	Swiss Confederation Government Bond 2.00%, 05/25/2022(4)	$ 1,547,841
	Ukraine - 0.2%
	Ukraine Government International Bond
$ 200,000	7.25%, 03/15/2033(4)	63,000
100,000	7.75%, 09/01/2027(4)	33,000
		96,000
	Total Foreign Government Obligations (cost $11,622,305)	$ 9,629,307
SENIOR FLOATING RATE INTERESTS - 14.4%(9)
	Chemicals - 0.5%
222,410	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	$ 220,066
	Commercial Services - 1.9%
223,127	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	220,449
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	256,453
$ 197,260	Trans Union LLC 2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	194,376
EUR 200,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	204,319
		875,597
	Distribution/Wholesale - 0.4%
$ 198,219	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	195,226
	Electronics - 0.3%
EUR 150,000	Zephyr German BidCo GmbH 3.40%, 03/10/2028, 3 mo. EURIBOR + 3.400%	154,727
	Environmental Control - 0.4%
$ 199,500	Clean Harbors, Inc. 2.76%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	198,602
	Food - 0.3%
129,675	U.S. Foods, Inc. 3.26%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	128,703
	Healthcare - Products - 1.2%
198,719	Agiliti Health, Inc. 3.25%, 01/04/2026, 3 mo. USD LIBOR + 2.275%	196,731
239,851	Avantor Funding, Inc. 3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	238,053
100,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	98,250
		533,034
	Healthcare - Services - 0.3%
148,872	Catalent Pharma Solutions, Inc. 2.69%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	148,128
	Holding Companies-Diversified - 0.7%
EUR 290,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(10)	301,873
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.4%(9) - (continued)
	Home Builders - 0.3%
$ 114,712	Installed Building Products, Inc. 3.01%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	$ 114,311
	Insurance - 0.2%
99,496	Hub International Ltd. 4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	98,901
	Internet - 0.8%
171,787	Go Daddy Operating Co. LLC 2.51%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	170,038
174,563	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	171,581
		341,619
	IT Services - 0.4%
172,668	Surf Holdings LLC 4.11%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	170,750
	Leisure Time - 0.4%
197,752	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	195,363
	Machinery-Diversified - 0.4%
197,597	Gardner Denver, Inc. 2.55%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	194,908
	Packaging & Containers - 1.1%
320,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	315,561
198,751	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	195,398
		510,959
	Pharmaceuticals - 1.6%
337,767	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	336,939
EUR 234,875	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	240,452
$ 139,296	Packaging Coordinators Midco, Inc. 4.76%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	138,426
		715,817
	Retail - 0.5%
248,124	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	233,651
	Semiconductors - 0.8%
	MKS Instruments, Inc.
180,000	0.00%, 10/21/2028(5)	179,100
200,000	0.00%, 04/08/2029(10)	199,000
		378,100
	Software - 1.2%
200,000	DCert Buyer, Inc. 7.76%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	197,584
155,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	150,737
	Zelis Healthcare Corp.
22,000	3.50%, 09/30/2026(11)	21,542
197,991	3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	196,526
		566,389
	Telecommunications - 0.3%
144,026	Xplornet Communications, Inc. 4.76%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	141,505

46

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.4%(9) - (continued)
	Transportation - 0.4%
$ 199,635	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	195,642
	Total Senior Floating Rate Interests (cost $6,819,060)	$ 6,613,871
U.S. GOVERNMENT AGENCIES - 9.5%
	Mortgage-Backed Agencies - 9.5%
	FHLMC - 0.7%
65,000	4.60%, 04/25/2042	$ 64,971
153,485	4.92%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	156,552
115,000	5.54%, 03/25/2042(1)(2)	117,306
		338,829
	FNMA - 0.1%
25,000	5.35%, 03/25/2042	24,840
		24,840
	UMBS - 8.7%
640,000	2.00%, 05/12/2052(12)	565,200
1,260,000	2.00%, 06/13/2052(12)	1,110,629
1,265,000	2.50%, 05/12/2052(12)	1,155,301
1,260,000	2.50%, 06/13/2052(12)	1,148,365
		3,979,495
	Total U.S. Government Agencies (cost $4,405,824)	$ 4,343,164
U.S. GOVERNMENT SECURITIES - 8.1%
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Bonds - 1.3%
234,996	0.88%, 02/15/2047(13)	$ 256,901
365,000	2.50%, 02/15/2045	324,166
		581,067
	U.S. Treasury Notes - 6.8%
387,184	0.13%, 07/15/2030(13)(14)	395,498
1,500,000	1.50%, 02/29/2024	1,469,414
1,400,000	1.88%, 02/15/2032	1,280,125
		3,145,037
	Total U.S. Government Securities (cost $3,912,493)	$ 3,726,104
CONVERTIBLE PREFERRED STOCKS - 0.7%
	Automobiles & Components - 0.2%
670	Aptiv plc, 5.50%	$ 82,819
	Health Care Equipment & Services - 0.3%
2,900	Becton Dickinson and Co. Series B, 6.00%	148,219
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
69	Danaher Corp., 5.00%	95,192
	Total Convertible Preferred Stocks (cost $384,795)	$ 326,230
ESCROWS - 0.7%(15)
	Consumer Services - 0.2%
100,000	Grifols Escrow Issuer S.A. REGS Expires 10/15/2028(4)	$ 94,635
Shares or Principal Amount			Market Value†
ESCROWS - 0.7%(15) - (continued)
	Media & Entertainment - 0.5%
210,000	Scripps Escrow, Inc. Expires 07/15/2027(1)		$ 200,550
	Total Escrows (cost $317,650)		$ 295,185
	Total Long-Term Investments (Cost $52,066,972)		$ 46,198,581
SHORT-TERM INVESTMENTS - 6.0%
	U.S. Treasury Securities - 6.0% - (continued)
	U.S. Treasury Bills – 6.0%
$ 830,000	0.17%, 05/17/2022(16)		$ 829,935
470,000	0.27%, 05/17/2022(16)		469,940
1,500,000	1.32%, 03/23/2023(16)		1,475,852
			2,775,727
	Total Short-Term Investments (cost $2,782,387)		$ 2,775,727
	Total Investments (cost $54,849,359)	106.8%	$ 48,974,308
	Other Assets and Liabilities	(6.8)%	(3,128,614)
	Total Net Assets	100.0%	$ 45,845,694
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $10,328,860, representing 22.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $15,707,414, representing 34.3% of net assets.
(5)	Security is a zero-coupon bond.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

47

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $21,542, which represents 0.0% of total net assets.
(12)	Represents or includes a TBA transaction.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $357,515.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	The rate shown represents current yield to maturity.

OTC Swaptions Outstanding at April 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
ITRAXX-XOVERS.37.V1*	BOA	375.00%	Pay	05/18/2022	EUR	(2,150,000)	$ (2,351)	$ (22,529)	$ 20,178
ITRAXX-XOVERS.37.V1*	GSC	400.00%	Pay	05/18/2022	EUR	(2,150,000)	(8,407)	(20,380)	11,973
							$ (10,758)	$ (42,909)	$ 32,151
Put
ITRAXX-XOVERS.37.V1*	BOA	375.00%	Receive	05/18/2022	EUR	(2,150,000)	$ (60,221)	$ (35,146)	$ (25,075)
ITRAXX-XOVERS.37.V1*	GSC	400.00%	Receive	05/18/2022	EUR	(2,150,000)	(40,909)	(19,006)	(21,903)
							$ (101,130)	$ (54,152)	$ (46,978)
Total Written Option Contracts OTC swaption contracts							$ (111,888)	$ (97,061)	$ (14,827)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	25	06/30/2022	$ 5,270,312	$ (1,764)
U.S. Treasury 5-Year Note Future	27	06/30/2022	3,042,141	(11,096)
U.S. Treasury 10-Year Note Future	45	06/21/2022	5,362,031	(262,388)
U.S. Treasury Ultra Bond Future	2	06/21/2022	320,875	(3,189)
Total				$ (278,437)
Short position contracts:
Euro-BOBL Future	6	06/08/2022	$ 805,011	$ 30,630
Euro-BUND Future	16	06/08/2022	2,592,477	165,838
Euro-BUXL 30-Year Bond Future	3	06/08/2022	541,126	75,636
U.S. Treasury 10-Year Ultra Future	11	06/21/2022	1,419,000	10,543
Total				$ 282,647
Total futures contracts				$ 4,210

48

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	700,000	(1.00%)	06/20/2027	Quarterly	$ 41,476	$ 54,050	$ 12,574
Sell protection:
CDX.NA.HY.37.V1	USD	155,000	5.00%	12/20/2026	Quarterly	$ 10,251	$ 5,087	$ (5,164)
CDX.NA.HY.38.V1	USD	2,278,000	5.00%	06/20/2027	Quarterly	63,160	46,209	(16,951)
Total						$ 73,411	$ 51,296	$ (22,115)
Total centrally cleared credit default swap contracts						$ 114,887	$ 105,346	$ (9,541)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,000,000	CHF	1,072,273	USD	RBC	05/25/2022	$ (40,799)
54,000	EUR	57,037	USD	GSC	05/31/2022	5
24,000	EUR	25,665	USD	RBC	05/31/2022	(313)
25,000	EUR	27,409	USD	NWM	06/15/2022	(977)
33,000	EUR	36,630	USD	SCB	06/15/2022	(1,740)
153,000	EUR	168,183	USD	HSBC	06/15/2022	(6,422)
146,621	USD	200,000	AUD	TDB	06/15/2022	4,368
141,188	USD	181,000	CAD	CIBC	05/31/2022	(430)
144,911	USD	185,000	CAD	TDB	06/15/2022	176
2,752,495	USD	2,500,000	CHF	UBS	05/25/2022	173,808
2,261,088	USD	15,072,000	DKK	HSBC	06/15/2022	118,960
3,699,907	USD	3,463,000	EUR	BCLY	05/31/2022	41,843
2,402,609	USD	2,144,000	EUR	DEUT	06/15/2022	135,838
748,363	USD	679,000	EUR	CBA	06/15/2022	30,482
125,412	USD	114,000	EUR	SCB	06/15/2022	4,884
275,093	USD	205,000	GBP	DEUT	06/15/2022	17,698
279,656	USD	32,100,000	JPY	MSC	06/15/2022	31,480
Total foreign currency contracts						$ 508,861
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
49

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 2,172,245	$ —	$ 2,172,245	$ —
Convertible Bonds	1,973,175	—	1,973,175	—
Corporate Bonds	17,119,300	—	17,119,300	—
Foreign Government Obligations	9,629,307	—	9,629,307	—
Senior Floating Rate Interests	6,613,871	—	6,613,871	—
U.S. Government Agencies	4,343,164	—	4,343,164	—
U.S. Government Securities	3,726,104	—	3,726,104	—
Convertible Preferred Stocks	326,230	326,230	—	—
Escrows	295,185	—	295,185	—
Short-Term Investments	2,775,727	—	2,775,727	—
Foreign Currency Contracts(2)	559,542	—	559,542	—
Futures Contracts(2)	282,647	282,647	—	—
Swaps - Credit Default(2)	12,574	—	12,574	—
Total	$ 49,829,071	$ 608,877	$ 49,220,194	$ —
Liabilities
Foreign Currency Contracts(2)	$ (50,681)	$ —	$ (50,681)	$ —
Futures Contracts(2)	(278,437)	(278,437)	—	—
Swaps - Credit Default(2)	(22,115)	—	(22,115)	—
Written Options	(111,888)	—	(111,888)	—
Total	$ (463,121)	$ (278,437)	$ (184,684)	$ —

(1)	For the period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
50

Hartford Total Return Bond ETF
Schedule of Investments
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9%
	Asset-Backed - Automobile - 0.3%
$ 425,531	Chesapeake Funding LLC 1.95%, 09/15/2031(1)	$ 426,066
645,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	617,577
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(1)	271,709
220,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	214,556
1,010,000	Tricolor Auto Securitization Trust 1.00%, 06/17/2024(1)	998,136
610,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(1)	591,105
		3,119,149
	Asset-Backed - Credit Card - 0.3%
1,170,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(1)	1,170,924
	Mercury Financial Credit Card Master Trust
865,000	1.54%, 03/20/2026(1)	837,515
1,500,000	2.50%, 09/21/2026(1)	1,431,672
		3,440,111
	Asset-Backed - Finance & Insurance - 4.7%
111,693	Atlas Senior Loan Fund Ltd. 1.93%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(1)(2)	111,063
2,400,000	Bain Capital Credit CLO Ltd. 2.36%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	2,376,677
39,145	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	38,634
28,052	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(3)	27,300
387,871	BHG Securitization Trust 0.90%, 10/17/2034(1)	375,700
	BlueMountain CLO Ltd.
1,440,000	2.16%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	1,414,634
2,850,000	2.19%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	2,811,277
3,300,000	Buckhorn Park CLO Ltd. 2.16%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	3,266,785
936,202	Carlyle Global Market Strategies CLO Ltd. 2.04%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	929,296
	Carlyle U.S. CLO Ltd.
2,047,000	2.10%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,017,048
1,010,000	2.14%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(2)	997,242
	CIFC Funding Ltd.
321,828	1.91%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	319,135
970,000	2.04%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	962,691
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	377,133
3,591,668	Galaxy XXIII CLO Ltd. 2.05%, 04/24/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	3,574,493
	Madison Park Funding Ltd.
243,863	1.99%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	242,831
2,310,000	2.16%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	2,281,767
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Asset-Backed - Finance & Insurance - 4.7% - (continued)
$ 236,239	Magnetite Ltd. 1.84%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	$ 234,392
1,300,000	MF1 Multifamily Housing Mortgage 2.02%, 02/19/2037, 3 mo USD SOFR + 1.750%(1)(2)	1,279,112
2,490,000	Nassau LLC 2.29%, 08/26/2034, 3 mo. USD LIBOR + 1.250%(1)(2)	2,451,505
925,000	OCP CLO Ltd. 1.99%, 04/18/2033, 1 mo. USD SOFR + 1.270%(1)(2)	920,280
	OZLM Ltd.
206,938	2.05%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	206,019
550,000	2.16%, 10/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	545,284
122,645	2.34%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	122,615
2,065,000	Regatta Funding Ltd. 2.22%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	2,044,346
2,365,000	RR LLC 2.19%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	2,342,007
2,025,000	RR Ltd. 2.15%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	2,001,634
	Sound Point CLO Ltd.
950,000	2.19%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(1)(2)	943,479
2,270,000	2.25%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	2,248,539
250,000	2.28%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(1)(2)	248,560
2,590,000	Symphony CLO Ltd. 2.02%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	2,543,258
2,280,000	Thompson Park CLO Ltd. 2.04%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	2,264,040
612,428	TICP CLO Ltd. 1.90%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(1)(2)	610,376
339,577	Treman Park CLO Ltd. 2.13%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	339,004
	Venture CLO Ltd.
2,270,000	2.17%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	2,240,186
915,000	2.28%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	907,891
	Voya CLO Ltd.
702,655	1.94%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	698,874
705,000	2.23%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	700,817
1,830,000	Wellfleet CLO Ltd. 2.23%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	1,815,340
2,365,000	Wind River CLO Ltd. 2.49%, 10/20/2033, 3 mo. USD LIBOR + 1.430%(1)(2)	2,353,944
		52,185,208
	Commercial Mortgage-Backed Securities - 4.3%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	931,287
	BANK XA
5,750,912	0.71%, 11/15/2062(3)(4)	213,011
6,959,483	0.86%, 11/15/2050(3)(4)	226,297
11,049,191	1.00%, 01/15/2063(3)(4)	596,466
3,472,187	1.04%, 05/15/2062(3)(4)	175,644
	Benchmark Mortgage Trust
11,307,303	0.63%, 01/15/2051(3)(4)	249,882

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
$ 20,356,197	0.66%, 07/15/2051(3)(4)	$ 427,535
8,914,980	1.39%, 03/15/2062(3)(4)	546,784
3,651,217	1.63%, 01/15/2054(3)(4)	369,181
1,865,194	1.92%, 07/15/2053(3)(4)	173,998
2,200,000	3.88%, 02/15/2051(3)	2,190,591
	BX Commercial Mortgage Trust
1,693,820	1.47%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	1,684,306
580,000	2.32%, 05/15/2035, 1 mo. USD LIBOR + 1.770%(1)(2)	565,465
785,000	CAMB Commercial Mortgage Trust 3.10%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	768,347
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,505,736
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,294,781
766,000	4.23%, 11/15/2049(3)	696,879
	Commercial Mortgage Trust
10,236,033	0.68%, 02/10/2047(3)(4)	81,212
389,000	2.82%, 01/10/2039(1)	366,055
977,290	2.94%, 01/10/2046	976,823
700,000	3.18%, 02/10/2035(1)	680,901
1,470,000	3.73%, 08/10/2049(1)(3)	1,454,875
900,000	3.80%, 08/10/2047	899,113
1,095,125	3.96%, 03/10/2047	1,098,161
395,000	4.08%, 01/10/2039(1)(3)	373,396
360,000	4.24%, 02/10/2047(3)	363,038
986,967	4.41%, 07/10/2045(3)	992,982
12,661,917	CSAIL Commercial Mortgage Trust 0.88%, 06/15/2057(3)(4)	221,221
	DBJPM Mortgage Trust
3,954,511	1.83%, 09/15/2053(3)(4)	328,517
2,660,000	2.89%, 08/10/2049	2,553,237
2,524,463	Extended Stay America Trust 2021-ESH 1.64%, 07/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	2,489,592
	FirstKey Homes Trust
2,066,174	1.38%, 09/17/2038	1,847,028
675,000	4.15%, 05/17/2039	668,032
	GS Mortgage Securities Trust
6,613,445	0.79%, 02/13/2053(3)(4)	260,820
2,000,000	3.05%, 05/10/2049	1,942,269
2,440,000	3.43%, 08/10/2050	2,390,143
890,000	3.63%, 11/10/2047	886,317
100,000	4.07%, 01/10/2047	100,628
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	397,439
	JPMBB Commercial Mortgage Securities Trust
841,381	3.36%, 07/15/2045	839,972
100,000	3.93%, 09/15/2047	100,515
100,000	4.00%, 04/15/2047	100,473
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,035,790
358,784	Life Mortgage Trust 1.95%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	345,105
1,410,000	Morgan Stanley 3.53%, 12/15/2047	1,398,024
4,069,883	Morgan Stanley Capital Trust 1.50%, 06/15/2050(3)(4)	185,652
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,002,842
627,983	Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/2045	628,197
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
	Wells Fargo N.A.
$ 14,105,438	0.76%, 11/15/2062(3)(4)	$ 584,060
15,864,617	0.85%, 02/15/2061(3)(4)	534,628
4,290,051	0.91%, 11/15/2054(3)(4)	146,337
7,318,105	1.90%, 03/15/2063(3)(4)	823,975
1,790,000	3.44%, 09/15/2060	1,744,953
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,167,487
1,025,000	3.61%, 11/15/2047	1,015,835
100,000	4.00%, 05/15/2047	99,978
100,000	4.05%, 03/15/2047	100,383
		46,842,195
	Other Asset-Backed Securities - 1.6%
196,478	Aaset Trust 3.35%, 01/16/2040(1)	172,542
	Affirm Asset Securitization Trust
357,604	1.90%, 01/15/2025(1)	354,214
151,768	3.46%, 10/15/2024(1)	151,896
375,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.65%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	368,742
820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	789,327
	CF Hippolyta LLC
197,724	1.98%, 03/15/2061(1)	179,480
351,837	1.99%, 07/15/2060(1)	314,843
	Domino's Pizza Master Issuer LLC
935,550	2.66%, 04/25/2051(1)	841,269
410,550	3.67%, 10/25/2049(1)	385,127
48,250	4.12%, 07/25/2048(1)	48,247
440,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	424,920
735,876	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	683,404
2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	2,135,748
199,482	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	192,512
	Progress Residential Trust
640,000	3.20%, 04/17/2039	609,375
1,750,000	4.44%, 05/17/2041	1,740,965
198,707	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	177,567
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	286,961
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	448,477
432,895	Upstart Securitization Trust 0.83%, 07/20/2031(1)	423,972
	Vantage Data Centers Issuer LLC
1,640,000	1.65%, 09/15/2045(1)	1,503,245
975,492	4.20%, 11/16/2043(1)	978,834
1,899,387	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(5)	1,801,853
	Wendy's Funding LLC
2,143,800	2.37%, 06/15/2051(1)	1,891,376
588,862	3.88%, 03/15/2048(1)	576,828
243,775	Wingstop Funding LLC 2.84%, 12/05/2050(1)	222,871
		17,704,595
	Whole Loan Collateral CMO - 11.7%
1,877,560	510 Asset Backed Trust 2.24%, 06/25/2061(1)(5)	1,783,124
547,400	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	526,381

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 11.7% - (continued)
	Angel Oak Mortgage Trust
$ 725,111	0.91%, 01/25/2066(1)(3)	$ 702,736
1,631,987	0.95%, 07/25/2066(1)(3)	1,545,548
598,571	0.99%, 04/25/2053(1)(3)	587,006
624,276	0.99%, 04/25/2066(1)(3)	601,847
1,264,135	1.07%, 05/25/2066(1)(3)	1,180,260
630,622	1.24%, 01/20/2065(1)(3)	591,525
1,140,592	1.82%, 11/25/2066(1)(3)	1,055,994
2,819,349	2.88%, 12/25/2066(1)(5)	2,709,438
52,606	Bear Stearns Adjustable Rate Mortgage Trust 2.36%, 08/25/2035(3)	51,865
763,967	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	710,958
	BRAVO Residential Funding Trust
479,950	0.94%, 02/25/2049(1)(3)	452,203
550,351	0.97%, 03/25/2060(1)(3)	535,014
1,809,594	1.62%, 03/01/2061(1)(5)	1,681,542
555,007	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	513,382
2,915,877	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	2,841,383
13,521	CIM Trust 3.00%, 04/25/2057(1)(3)	13,545
97,337	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(3)	96,476
	COLT Mortgage Loan Trust
336,618	0.80%, 07/27/2054(1)	334,354
988,723	0.91%, 06/25/2066(1)(3)	883,067
1,763,991	0.96%, 09/27/2066(1)(3)	1,564,762
1,076,680	1.34%, 08/25/2066(1)(3)	957,997
2,674,238	1.40%, 10/25/2066(1)(3)	2,442,868
2,865,763	2.28%, 12/27/2066(1)(3)	2,747,795
460,000	4.30%, 03/25/2067	457,202
	Connecticut Avenue Securities Trust
301,078	2.82%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	296,540
91,752	2.97%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	91,787
	CSMC Trust
301,478	0.81%, 05/25/2065(1)(3)	292,406
656,039	0.83%, 03/25/2056(1)(3)	629,659
899,823	0.94%, 05/25/2066(1)(3)	838,769
1,489,451	1.10%, 05/25/2066(1)(3)	1,399,405
1,288,081	1.18%, 02/25/2066(1)(3)	1,233,912
577,457	1.80%, 12/27/2060(1)(3)	550,429
1,085,580	1.84%, 10/25/2066(1)(3)	1,017,093
2,940,782	2.27%, 11/25/2066(1)(3)	2,767,001
463,836	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	430,347
149,008	Eagle RE Ltd. 2.37%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	148,722
	Ellington Financial Mortgage Trust
169,366	0.80%, 02/25/2066(1)(3)	156,975
403,383	0.93%, 06/25/2066(1)(3)	367,475
1,225,475	2.21%, 01/25/2067(1)(3)	1,156,928
	Fannie Mae Connecticut Avenue Securities
120,403	2.87%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	120,776
119,857	2.92%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	120,980
145,210	3.02%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	145,764
81,952	3.27%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	82,692
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 11.7% - (continued)
$ 514,237	3.67%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	$ 520,647
512,709	4.22%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	531,028
435,182	5.02%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	454,823
527,269	5.07%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	545,600
259,347	5.57%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	273,591
227,605	5.67%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	229,305
190,239	5.67%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	194,068
1,016,317	6.22%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	1,064,519
710,573	6.37%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	762,372
171,270	6.67%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	180,467
	GCAT Trust
881,940	0.87%, 01/25/2066(1)(3)	847,330
865,958	1.04%, 05/25/2066(1)(3)	836,766
1,169,131	1.09%, 05/25/2066(1)(3)	1,096,450
1,581,448	1.09%, 08/25/2066(1)(3)	1,398,378
939,856	1.92%, 08/25/2066(1)(3)	900,956
288,537	Home Re Ltd. 2.27%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	288,041
	Imperial Fund Mortgage Trust
913,764	1.07%, 09/25/2056(1)(3)	837,727
2,909,043	3.64%, 03/25/2067(1)(5)	2,836,718
	Legacy Mortgage Asset Trust
425,550	1.65%, 11/25/2060(1)(5)	409,272
565,995	1.75%, 04/25/2061(1)(5)	540,938
771,884	1.75%, 07/25/2061(1)(5)	735,135
	LSTAR Securities Investment Ltd.
1,452,653	2.16%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	1,416,011
898,586	2.26%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	882,063
648,285	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	645,608
	MFA Trust
122,900	1.01%, 01/26/2065(1)(3)	118,331
732,426	1.03%, 11/25/2064(1)(3)	669,545
588,535	1.15%, 04/25/2065(1)(3)	562,868
22,842	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	22,834
	New Residential Mortgage Loan Trust
579,789	0.94%, 07/25/2055(1)(3)	559,775
486,158	0.94%, 10/25/2058(1)(3)	467,368
202,199	1.42%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	199,843
2,767,683	2.28%, 01/25/2026(1)(3)	2,562,230
606,320	3.50%, 12/25/2057(1)(3)	603,754
495,712	3.98%, 09/25/2057(1)(3)	492,058
378,028	4.00%, 04/25/2057(1)(3)	373,280
413,376	4.00%, 08/27/2057(1)(3)	407,846
1,749,324	NMLT Trust 1.19%, 05/25/2056(1)(3)	1,631,766
	OBX Trust
1,088,453	1.05%, 07/25/2061(1)(3)	986,010
1,160,796	1.07%, 02/25/2066(1)(3)	1,100,556
2,545,814	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(3)	2,409,205

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 11.7% - (continued)
$ 480,540	PMT Credit Risk Transfer Trust 3.57%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	$ 482,278
	Preston Ridge Partners Mortgage Trust LLC
443,025	1.32%, 07/25/2051(1)(5)	418,164
1,105,095	1.79%, 06/25/2026(1)(5)	1,063,314
1,143,592	1.79%, 07/25/2026(1)(5)	1,089,235
1,908,643	1.87%, 04/25/2026(1)(5)	1,793,715
463,676	2.12%, 03/25/2026(1)(3)	441,174
249,820	2.36%, 11/25/2025(1)(5)	241,800
2,094,488	2.36%, 10/25/2026(1)(5)	2,018,216
963,331	2.49%, 10/25/2026(1)(5)	915,081
	Pretium Mortgage Credit Partners LLC
1,126,593	1.74%, 07/25/2051(1)(5)	1,070,321
879,328	1.87%, 07/25/2051(1)(5)	824,572
1,091,385	1.99%, 06/27/2060(1)(5)	1,024,079
2,112,324	1.99%, 02/25/2061(1)(5)	1,999,484
774,417	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)(5)	745,578
500,505	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	487,257
	Seasoned Credit Risk Transfer Trust
726,406	2.50%, 08/25/2059	683,348
382,501	3.50%, 08/25/2057(3)	381,827
533,316	3.50%, 11/25/2057	527,486
1,412,754	3.50%, 07/25/2058	1,395,533
594,287	3.50%, 08/25/2058	589,239
2,003,709	3.50%, 10/25/2058	1,972,537
1,552,042	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,478,303
	Starwood Mortgage Residential Trust
383,156	0.94%, 05/25/2065(1)(3)	366,120
1,379,986	1.13%, 06/25/2056(1)(3)	1,292,836
1,037,171	1.22%, 05/25/2065(1)(3)	980,734
1,734,781	1.92%, 11/25/2066(1)(3)	1,614,006
	Structured Agency Credit Risk Trust
379,653	2.32%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	379,200
48,506	2.77%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	48,789
	Toorak Mortgage Corp. Ltd.
760,787	1.15%, 07/25/2056(1)(3)	692,990
1,210,000	2.24%, 06/25/2024(1)(5)	1,137,861
	Towd Point Mortgage Trust
939,407	1.75%, 10/25/2060(1)	872,002
1,639,292	2.16%, 01/25/2052(1)(3)	1,624,680
278,292	2.75%, 10/25/2056(1)(3)	277,380
703,063	2.75%, 06/25/2057(1)(3)	691,644
945,343	2.75%, 10/25/2057(1)(3)	930,280
1,046,276	2.90%, 10/25/2059(1)(3)	1,023,130
2,190,506	2.92%, 11/30/2060(1)(3)	2,099,009
967,823	3.25%, 03/25/2058(1)(3)	962,073
107,505	3.25%, 07/25/2058(1)(3)	106,761
59,130	3.75%, 05/25/2058(1)(3)	58,666
	Triangle Re Ltd.
1,065,000	2.19%, 02/25/2034, 3 mo USD SOFR + 1.900%(1)(2)	1,056,145
920,000	2.72%, 10/25/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	919,001
	VCAT LLC
1,034,630	1.74%, 05/25/2051(1)(5)	979,122
320,021	2.12%, 03/27/2051(1)(5)	308,340
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 11.7% - (continued)
	Verus Securitization Trust
$ 269,617	0.82%, 10/25/2063(1)(3)	$ 262,668
584,469	0.92%, 02/25/2064(1)(3)	570,118
2,514,685	0.94%, 07/25/2066(1)(3)	2,387,185
2,936,931	1.01%, 09/25/2066(1)(3)	2,694,505
532,886	1.03%, 02/25/2066(1)(3)	501,734
1,210,467	1.82%, 11/25/2066(1)(3)	1,127,735
2,336,102	1.83%, 10/25/2066(1)(3)	2,170,596
1,830,171	2.72%, 01/25/2067(1)(5)	1,754,834
700,030	VOLT C LLC 1.99%, 05/25/2051(1)(5)	671,121
1,284,095	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	1,237,507
1,010,414	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	965,443
1,207,900	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	1,139,538
1,014,411	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	982,001
999,279	VOLT XCVII LLC 2.24%, 04/25/2051(1)(5)	964,670
		128,503,979
	Total Asset & Commercial Mortgage-Backed Securities (cost $262,878,889)	$ 251,795,237
CORPORATE BONDS - 31.8%
	Advertising - 0.1%
	Lamar Media Corp.
771,000	3.75%, 02/15/2028	$ 705,465
80,000	4.88%, 01/15/2029	76,300
		781,765
	Aerospace/Defense - 0.4%
	Boeing Co.
826,000	5.04%, 05/01/2027	838,618
636,000	5.15%, 05/01/2030	634,031
290,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	268,250
	L3Harris Technologies, Inc.
105,000	2.90%, 12/15/2029	95,771
755,000	3.85%, 06/15/2023	761,303
255,000	Northrop Grumman Corp. 5.15%, 05/01/2040	269,643
	Raytheon Technologies Corp.
790,000	3.95%, 08/16/2025	799,115
680,000	4.45%, 11/16/2038	679,902
		4,346,633
	Agriculture - 0.5%
	BAT Capital Corp.
545,000	2.26%, 03/25/2028	465,910
1,460,000	4.74%, 03/16/2032	1,372,126
	BAT International Finance plc
873,000	1.67%, 03/25/2026	783,716
1,740,000	4.45%, 03/16/2028	1,677,056
665,000	Cargill, Inc. 4.00%, 06/22/2032	658,189
1,045,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	553,850
		5,510,847
	Airlines - 0.0%
190,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	174,325
	Apparel - 0.3%
480,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	469,200
2,409,000	William Carter Co. 5.63%, 03/15/2027(1)	2,400,918
		2,870,118

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Auto Manufacturers - 0.2%
$ 320,000	Ford Motor Co. 3.25%, 02/12/2032	$ 260,000
2,010,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	1,790,611
		2,050,611
	Beverages - 0.3%
254,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	251,766
	Anheuser-Busch InBev Worldwide, Inc.
201,000	3.75%, 07/15/2042	170,502
858,000	4.60%, 04/15/2048	810,365
858,000	5.45%, 01/23/2039	913,499
	Constellation Brands, Inc.
170,000	2.88%, 05/01/2030	151,324
60,000	3.15%, 08/01/2029	55,108
160,000	4.65%, 11/15/2028	161,503
1,010,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	986,783
		3,500,850
	Biotechnology - 0.3%
	CSL Finance plc Co.
750,000	4.05%, 04/27/2029	746,430
755,000	4.25%, 04/27/2032	749,396
	Royalty Pharma plc
115,000	1.75%, 09/02/2027	100,840
1,794,000	2.15%, 09/02/2031	1,444,564
667,000	2.20%, 09/02/2030	557,155
200,000	3.35%, 09/02/2051	142,876
		3,741,261
	Chemicals - 0.1%
200,000	Chemours Co. 5.38%, 05/15/2027	193,000
615,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	516,606
383,000	LYB International Finance LLC 1.25%, 10/01/2025	351,350
		1,060,956
	Commercial Banks - 5.9%
1,580,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(7)	1,358,987
	Bank of America Corp.
155,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(7)	126,797
130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(7)	105,830
780,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(7)	751,292
200,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.200% thereafter)(7)	160,349
1,994,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(7)	1,711,932
805,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(7)	680,921
960,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	878,638
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 1,475,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(7)	$ 1,208,171
4,580,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	4,421,620
705,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	636,500
1,960,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027(8)	1,833,774
	BNP Paribas S.A.
455,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(7)	404,886
200,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(7)	170,892
1,050,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(7)	980,169
1,010,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(7)	920,131
	Citigroup, Inc.
660,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(7)	552,578
644,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(7)	643,909
2,530,000	3.20%, 10/21/2026	2,444,237
1,581,000	3.70%, 01/12/2026	1,564,534
200,000	4.65%, 07/30/2045	195,517
350,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(7)	293,385
530,000	Danske Bank A/S 5.38%, 01/12/2024(1)	540,736
700,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(7)	619,525
	Goldman Sachs Group, Inc.
665,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(7)	639,183
2,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(7)	1,618
1,220,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(7)	1,009,521
1,660,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(7)	1,405,773
140,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(7)	118,243
235,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(7)	205,500
2,567,000	3.50%, 11/16/2026	2,509,910

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 230,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	$ 220,890
2,036,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(7)	1,991,254
175,000	6.75%, 10/01/2037	202,270
	HSBC Holdings plc
1,405,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(7)	1,317,738
235,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(7)	209,015
200,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(7)	172,224
1,080,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	1,068,023
1,685,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(7)	1,595,694
	JP Morgan Chase & Co.
430,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(7)	382,152
1,060,000	1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 3 mo. USD SOFR + 0.605% thereafter)(7)	998,273
1,010,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(7)	856,188
1,591,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(7)	1,399,974
725,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(7)	582,402
210,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(7)	162,212
2,130,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(7)	1,724,962
230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(7)	228,046
1,382,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	1,314,698
1,680,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(7)	1,687,877
876,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	867,403
780,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	761,643
1,800,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(7)	1,796,219
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 220,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(7)	$ 221,488
	Morgan Stanley
879,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(7)	791,034
1,495,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(7)	1,200,057
820,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(7)	677,701
1,165,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(7)	1,076,311
100,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(7)	84,189
645,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	567,471
4,195,000	3.13%, 07/27/2026	4,022,378
39,000	4.00%, 07/23/2025	38,985
895,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(7)	888,819
1,530,000	5.00%, 11/24/2025	1,571,601
	Wells Fargo & Co.
200,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD LIBOR + 1.170% thereafter)(7)	179,454
1,040,000	3.00%, 04/22/2026	1,001,112
54,000	3.00%, 10/23/2026	51,606
1,265,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(7)	1,150,844
1,940,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(7)	1,928,579
380,000	4.75%, 12/07/2046	373,242
285,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(7)	298,240
		64,757,326
	Commercial Services - 1.2%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	405,102
1,400,000	4.38%, 08/15/2027(1)	1,375,500
	Gartner, Inc.
285,000	3.63%, 06/15/2029(1)	255,075
900,000	3.75%, 10/01/2030(1)	802,620
2,574,000	4.50%, 07/01/2028(1)	2,466,961
	Global Payments, Inc.
215,000	2.15%, 01/15/2027	195,109
895,000	3.20%, 08/15/2029	814,942
	Howard University
100,000	2.39%, 10/01/2027	88,974
100,000	2.70%, 10/01/2029	90,203
325,000	2.80%, 10/01/2030	291,553
	Howard University (AGM Insured)
105,000	2.90%, 10/01/2031	92,675
265,000	3.48%, 10/01/2041	220,797

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Commercial Services - 1.2% - (continued)
	S&P Global, Inc.
$ 335,000	2.45%, 03/01/2027(1)	$ 315,823
420,000	2.90%, 03/01/2032(1)	379,799
	Service Corp. International
1,985,000	3.38%, 08/15/2030	1,707,100
2,781,000	5.13%, 06/01/2029	2,743,256
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	234,900
80,000	4.88%, 01/15/2028	77,845
		12,558,234
	Construction Materials - 0.5%
2,330,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,155,250
	Standard Industries, Inc.
1,499,000	3.38%, 01/15/2031(1)	1,197,191
2,710,000	4.38%, 07/15/2030(1)	2,259,747
155,000	4.75%, 01/15/2028(1)	142,600
		5,754,788
	Diversified Financial Services - 0.4%
1,255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	1,044,644
945,000	Capital One Financial Corp. 3.90%, 01/29/2024	949,842
80,000	Navient Corp. 6.13%, 03/25/2024	80,450
275,000	OneMain Finance Corp. 6.13%, 03/15/2024	276,053
	Power Finance Corp. Ltd.
1,585,000	3.95%, 04/23/2030(1)	1,424,370
820,000	3.95%, 04/23/2030(6)	736,898
		4,512,257
	Electric - 2.4%
722,000	AES Corp. 3.30%, 07/15/2025(1)	699,113
	Alabama Power Co.
430,000	3.45%, 10/01/2049	353,898
335,000	4.15%, 08/15/2044	311,942
40,000	Appalachian Power Co. 6.38%, 04/01/2036	44,754
175,000	Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	143,468
760,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	687,888
442,000	Commonwealth Edison Co. 3.65%, 06/15/2046	390,055
115,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	108,221
160,000	Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/2057	138,654
990,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	782,529
825,000	Dominion Energy, Inc. 3.38%, 04/01/2030	762,786
710,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	679,182
	Duke Energy Corp.
1,407,000	2.55%, 06/15/2031	1,201,900
334,000	2.65%, 09/01/2026	316,397
	Duke Energy Indiana LLC
550,000	2.75%, 04/01/2050	406,855
831,000	3.25%, 10/01/2049	682,481
290,000	Duke Energy Progress LLC 4.00%, 04/01/2052	270,950
630,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	538,091
182,000	Evergy Metro, Inc. 2.25%, 06/01/2030	159,627
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Electric - 2.4% - (continued)
	Evergy, Inc.
$ 650,000	2.45%, 09/15/2024	$ 629,292
290,000	2.90%, 09/15/2029	266,153
	Exelon Corp.
2,414,000	3.95%, 06/15/2025	2,433,769
220,000	4.10%, 03/15/2052(1)	195,990
	FirstEnergy Corp.
252,000	2.25%, 09/01/2030	210,420
200,000	5.35%, 07/15/2047	186,940
1,271,000	Georgia Power Co. 4.30%, 03/15/2042	1,155,414
393,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	391,016
	ITC Holdings Corp.
791,000	2.95%, 05/14/2030(1)	715,434
30,000	3.25%, 06/30/2026	29,256
180,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	158,286
	MidAmerican Energy Co.
235,000	3.15%, 04/15/2050	191,171
310,000	3.65%, 08/01/2048	279,183
200,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	194,797
835,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	740,300
400,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	367,139
	Pacific Gas and Electric Co.
1,181,000	2.50%, 02/01/2031	935,865
290,000	4.40%, 03/01/2032	263,765
485,000	4.50%, 07/01/2040	398,456
3,360,000	4.95%, 07/01/2050	2,809,578
260,000	5.25%, 03/01/2052	234,823
	PacifiCorp
116,000	4.13%, 01/15/2049	107,122
110,000	4.15%, 02/15/2050	102,372
	Puget Energy, Inc.
160,000	3.65%, 05/15/2025	158,680
630,000	4.10%, 06/15/2030	603,401
	Sempra Energy
795,000	3.40%, 02/01/2028	763,396
163,000	3.80%, 02/01/2038	148,902
70,000	4.00%, 02/01/2048	61,792
	Southern California Edison Co.
1,500,000	2.75%, 02/01/2032	1,301,052
140,000	2.85%, 08/01/2029	126,277
179,000	4.00%, 04/01/2047	153,553
96,000	4.13%, 03/01/2048	84,089
973,000	Southern Co. 3.25%, 07/01/2026	943,446
120,000	Union Electric Co. 4.00%, 04/01/2048	111,736
		26,131,656
	Electronics - 0.0%
460,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	427,800
	Energy-Alternate Sources - 0.2%
1,430,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,358,500
470,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	481,637
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	537,643
		2,377,780
	Engineering & Construction - 0.2%
735,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	692,296

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Engineering & Construction - 0.2% - (continued)
	International Airport Finance S.A.
$ 1,136,468	12.00%, 03/15/2033(1)	$ 1,187,610
523,764	12.00%, 03/15/2033(6)	547,333
		2,427,239
	Entertainment - 0.4%
1,190,000	Magallanes, Inc. 4.28%, 03/15/2032(1)	1,107,000
3,730,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	3,338,350
		4,445,350
	Environmental Control - 0.3%
	Clean Harbors, Inc.
3,550,000	4.88%, 07/15/2027(1)	3,479,000
45,000	5.13%, 07/15/2029(1)	44,325
		3,523,325
	Food - 0.4%
	Conagra Brands, Inc.
240,000	4.30%, 05/01/2024	243,095
210,000	4.60%, 11/01/2025	212,652
277,000	4.85%, 11/01/2028	278,790
50,000	5.40%, 11/01/2048	50,040
775,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	695,377
350,000	Kellogg Co. 3.40%, 11/15/2027	339,459
	Mondelez International, Inc.
495,000	2.63%, 03/17/2027	467,265
375,000	3.00%, 03/17/2032	335,339
	NBM U.S. Holdings, Inc.
835,000	7.00%, 05/14/2026(1)	860,893
575,000	7.00%, 05/14/2026(6)	592,831
30,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	24,445
		4,100,186
	Food Service - 0.0%
190,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	176,911
	Gas - 0.1%
840,000	NiSource, Inc. 3.60%, 05/01/2030	786,143
	Healthcare - Products - 0.9%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	767,860
435,000	3.00%, 09/23/2029(1)	394,227
1,650,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,569,628
3,155,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	2,691,858
1,040,000	Boston Scientific Corp. 1.90%, 06/01/2025	985,010
2,995,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,929,469
185,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	174,363
		9,512,415
	Healthcare - Services - 0.7%
	Centene Corp.
1,365,000	4.25%, 12/15/2027	1,318,836
2,415,000	4.63%, 12/15/2029	2,336,513
105,000	CommonSpirit Health 3.35%, 10/01/2029	97,816
255,000	HCA, Inc. 4.63%, 03/15/2052(1)	223,265
	Humana, Inc.
570,000	2.15%, 02/03/2032	469,791
1,010,000	3.70%, 03/23/2029	969,913
530,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	525,135
	Kaiser Foundation Hospitals
170,000	2.81%, 06/01/2041	134,852
987,000	3.00%, 06/01/2051	767,971
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 582,000	Sutter Health 3.36%, 08/15/2050	$ 459,234
	UnitedHealth Group, Inc.
590,000	2.75%, 05/15/2040	475,015
82,000	3.75%, 10/15/2047	73,680
110,000	4.45%, 12/15/2048	110,325
		7,962,346
	Home Builders - 0.2%
870,000	PulteGroup, Inc. 5.50%, 03/01/2026	908,360
	Taylor Morrison Communities, Inc.
170,000	5.13%, 08/01/2030(1)	155,125
1,191,000	5.75%, 01/15/2028(1)	1,164,202
155,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	155,775
		2,383,462
	Household Products - 0.0%
	GSK Consumer Healthcare Capital US LLC
250,000	3.38%, 03/24/2029(1)	236,132
255,000	3.63%, 03/24/2032(1)	239,840
		475,972
	Insurance - 0.9%
1,762,000	American International Group, Inc. 2.50%, 06/30/2025	1,694,395
715,000	Aon Corp. 2.20%, 11/15/2022	713,842
	Aon Corp. / Aon Global Holdings plc
125,000	2.85%, 05/28/2027	119,134
355,000	3.90%, 02/28/2052	307,115
	Athene Global Funding
850,000	2.65%, 10/04/2031(1)	712,392
1,740,000	2.72%, 01/07/2029(1)	1,536,898
1,039,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	1,085,111
	Corebridge Financial, Inc.
360,000	3.85%, 04/05/2029(1)	344,167
160,000	3.90%, 04/05/2032	150,544
1,654,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,450,171
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	425,094
94,000	4.38%, 03/15/2029	95,040
260,000	4.75%, 03/15/2039	265,194
155,000	MGIC Investment Corp. 5.25%, 08/15/2028	145,512
860,000	New York Life Global Funding 2.00%, 01/22/2025(1)	826,344
75,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	65,582
		9,936,535
	Internet - 1.2%
245,000	Alibaba Group Holding Ltd. 4.20%, 12/06/2047	205,131
	Amazon.com, Inc.
2,745,000	3.45%, 04/13/2029	2,707,984
916,000	3.88%, 08/22/2037	893,285
2,250,000	3.95%, 04/13/2052	2,163,369
	Go Daddy Operating Co. LLC
1,490,000	3.50%, 03/01/2029(1)	1,318,650
2,442,000	5.25%, 12/01/2027(1)	2,415,837
3,704,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	3,699,592
		13,403,848

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Investment Company Security - 0.3%
$ 3,255,000	Magallanes, Inc. 5.14%, 03/15/2052(1)	$ 2,921,810
	Iron/Steel - 0.1%
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(1)	243,694
$ 200,000	7.75%, 10/17/2029(1)	107,000
	Vale Overseas Ltd.
827,000	3.75%, 07/08/2030	747,401
145,000	6.25%, 08/10/2026	152,569
		1,250,664
	IT Services - 0.7%
	Apple, Inc.
727,000	2.20%, 09/11/2029	660,784
1,027,000	2.65%, 02/08/2051	780,489
1,283,000	3.35%, 02/09/2027	1,277,772
591,000	3.45%, 02/09/2045	529,332
3,453,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	3,180,765
670,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	521,323
573,000	Leidos, Inc. 3.63%, 05/15/2025	569,361
		7,519,826
	Leisure Time - 0.0%
375,000	Carnival Corp. 4.00%, 08/01/2028(1)	337,969
	Lodging - 0.1%
635,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	579,102
	Machinery-Diversified - 0.1%
741,000	Otis Worldwide Corp. 2.57%, 02/15/2030	650,536
200,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	187,364
		837,900
	Media - 1.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
25,000	4.75%, 03/01/2030(1)	22,256
80,000	5.00%, 02/01/2028(1)	76,213
475,000	5.13%, 05/01/2027(1)	463,125
	Charter Communications Operating LLC / Charter Communications Operating Capital
565,000	4.40%, 04/01/2033	515,467
2,000	4.80%, 03/01/2050	1,643
1,800,000	5.05%, 03/30/2029	1,791,262
745,000	5.13%, 07/01/2049	641,531
780,000	5.38%, 05/01/2047	699,627
730,000	5.75%, 04/01/2048	687,216
1,595,000	6.48%, 10/23/2045	1,610,910
	Comcast Corp.
2,000	2.89%, 11/01/2051(1)	1,482
475,000	3.20%, 07/15/2036	412,491
1,445,000	3.75%, 04/01/2040	1,300,793
	Cox Communications, Inc.
850,000	2.60%, 06/15/2031(1)	724,799
179,000	3.15%, 08/15/2024(1)	177,104
	CSC Holdings LLC
2,905,000	3.38%, 02/15/2031(1)	2,244,112
1,890,000	4.13%, 12/01/2030(1)	1,559,250
	Discovery Communications LLC
52,000	3.95%, 06/15/2025	51,570
592,000	3.95%, 03/20/2028	569,744
98,000	4.13%, 05/15/2029	93,715
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Media - 1.9% - (continued)
$ 434,000	5.20%, 09/20/2047	$ 399,730
793,000	5.30%, 05/15/2049	746,969
1,695,000	6.35%, 06/01/2040	1,798,450
230,000	DISH DBS Corp. 5.88%, 07/15/2022	230,274
940,000	Paramount Global, Inc. 4.95%, 01/15/2031	931,895
	Sirius XM Radio, Inc.
2,605,000	3.13%, 09/01/2026(1)	2,399,856
75,000	4.00%, 07/15/2028(1)	67,781
420,000	4.13%, 07/01/2030(1)	368,798
160,000	TEGNA, Inc. 4.63%, 03/15/2028	153,952
185,000	Time Warner Cable LLC 6.55%, 05/01/2037	194,015
	Videotron Ltd.
80,000	5.13%, 04/15/2027(1)	78,400
200,000	5.38%, 06/15/2024(1)	202,000
		21,216,430
	Mining - 0.0%
200,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	193,500
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
225,000	2.67%, 12/01/2026	206,632
3,079,000	3.25%, 02/15/2029	2,709,520
210,000	3.28%, 12/01/2028	189,222
195,000	3.57%, 12/01/2031	170,729
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	247,500
		3,523,603
	Oil & Gas - 1.6%
	Apache Corp.
25,000	4.25%, 01/15/2030	23,226
130,000	4.88%, 11/15/2027	127,075
	BP Capital Markets America, Inc.
490,000	2.94%, 06/04/2051	364,196
245,000	3.00%, 02/24/2050	185,808
105,000	3.06%, 06/17/2041	85,737
560,000	3.38%, 02/08/2061	436,380
1,203,000	3.63%, 04/06/2030	1,158,584
	ConocoPhillips Co.
415,000	3.80%, 03/15/2052	374,544
200,000	4.03%, 03/15/2062(1)	179,327
465,000	Continental Resources, Inc. 4.38%, 01/15/2028	453,245
244,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	229,037
1,775,000	Ecopetrol S.A. 4.63%, 11/02/2031	1,483,012
	Energean Israel Finance Ltd.
495,000	4.50%, 03/30/2024(1)(6)	481,140
350,000	4.88%, 03/30/2026(1)(6)	324,450
710,000	5.88%, 03/30/2031(1)(6)	637,225
	Equinor ASA
620,000	1.75%, 01/22/2026	581,202
534,000	3.63%, 04/06/2040	488,969
200,000	3.70%, 04/06/2050	180,683
825,000	Exxon Mobil Corp. 4.23%, 03/19/2040	809,082
	Hess Corp.
185,000	7.13%, 03/15/2033	214,358
789,000	7.30%, 08/15/2031	913,537
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	1,202,497
1,065,000	Lundin Energy Finance B.V. 3.10%, 07/15/2031(1)	929,725

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Oil & Gas - 1.6% - (continued)
$ 885,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	$ 898,654
	Occidental Petroleum Corp.
10,000	3.40%, 04/15/2026	9,525
20,000	3.50%, 08/15/2029(8)	18,675
335,000	4.10%, 02/15/2047	278,887
17,000	6.13%, 01/01/2031	17,868
5,000	6.38%, 09/01/2028	5,250
765,000	Ovintiv, Inc. 6.63%, 08/15/2037	848,397
	Shell International Finance B.V.
250,000	2.88%, 11/26/2041	204,485
470,000	3.00%, 11/26/2051	368,958
265,000	3.25%, 04/06/2050	218,816
390,000	Sunoco L.P. / Sunoco Finance Corp. 5.88%, 03/15/2028	384,150
600,000	Tullow Oil plc 7.00%, 03/01/2025(1)	486,780
2,025,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	2,016,252
		17,619,736
	Packaging & Containers - 0.4%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	370,000
3,265,000	Ball Corp. 4.00%, 11/15/2023	3,257,033
250,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	220,625
	Owens-Brockway Glass Container, Inc.
80,000	5.38%, 01/15/2025(1)	78,200
285,000	5.88%, 08/15/2023(1)	288,563
		4,214,421
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
150,000	4.25%, 11/21/2049	137,816
230,000	4.63%, 10/01/2042	221,235
1,160,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	1,035,338
	Bausch Health Cos., Inc.
370,000	5.75%, 08/15/2027(1)	345,950
35,000	7.00%, 01/15/2028(1)	28,689
505,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	507,199
	Bristol-Myers Squibb Co.
1,500,000	0.75%, 11/13/2025	1,368,196
180,000	2.55%, 11/13/2050	130,000
760,000	3.55%, 03/15/2042	675,864
1,558,000	Cigna Corp. 1.25%, 03/15/2026	1,416,688
	CVS Health Corp.
565,000	4.13%, 04/01/2040	514,499
107,000	5.05%, 03/25/2048	108,527
200,000	5.13%, 07/20/2045	200,634
200,000	Organon & Co. 4.13%, 04/30/2028(1)	185,326
	Teva Pharmaceutical Finance Netherlands III B.V.
300,000	3.15%, 10/01/2026	257,256
710,000	4.75%, 05/09/2027	649,650
		7,782,867
	Pipelines - 1.2%
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	179,378
	Energy Transfer Operating L.P.
515,000	5.15%, 02/01/2043	469,922
1,400,000	6.13%, 12/15/2045	1,385,188
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Pipelines - 1.2% - (continued)
	Enterprise Products Operating LLC
$ 90,000	3.30%, 02/15/2053	$ 67,917
224,000	4.25%, 02/15/2048	197,509
245,000	4.95%, 10/15/2054	237,382
	EQM Midstream Partners L.P.
60,000	5.50%, 07/15/2028	57,300
55,000	6.50%, 07/01/2027(1)	55,550
	Galaxy Pipeline Assets Bidco Ltd.
1,141,502	2.16%, 03/31/2034(1)	1,003,662
2,235,000	2.63%, 03/31/2036(1)	1,868,565
1,000,000	2.63%, 03/31/2036(6)	836,047
816,549	2.94%, 09/30/2040(1)	681,868
	MPLX L.P.
649,000	1.75%, 03/01/2026	593,169
815,000	4.95%, 03/14/2052	746,585
479,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	416,634
	ONEOK, Inc.
385,000	3.10%, 03/15/2030	342,779
485,000	3.40%, 09/01/2029	444,361
205,000	4.55%, 07/15/2028	204,196
280,000	5.85%, 01/15/2026	295,070
130,000	6.35%, 01/15/2031	142,099
1,400,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	1,390,561
	Targa Resources Corp.
650,000	4.20%, 02/01/2033	616,860
60,000	4.95%, 04/15/2052	54,966
140,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	134,713
275,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	255,077
	Venture Global Calcasieu Pass LLC
260,000	3.88%, 08/15/2029(1)	237,250
105,000	4.13%, 08/15/2031(1)	95,287
	Western Midstream Operating L.P.
300,000	4.55%, 02/01/2030	275,625
40,000	4.75%, 08/15/2028	38,950
		13,324,470
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
620,000	1.45%, 09/15/2026	554,168
640,000	2.40%, 03/15/2025	615,558
625,000	3.65%, 03/15/2027	602,454
	EPR Properties
540,000	3.60%, 11/15/2031	457,981
460,000	3.75%, 08/15/2029	407,708
830,000	4.95%, 04/15/2028	798,833
	Equinix, Inc.
476,000	2.00%, 05/15/2028	415,016
200,000	3.40%, 02/15/2052	155,414
	GLP Capital L.P. / GLP Financing II, Inc.
615,000	3.25%, 01/15/2032	517,418
600,000	4.00%, 01/15/2031	543,231
360,000	5.30%, 01/15/2029	360,097
308,000	5.75%, 06/01/2028	322,966
40,000	Realty Income Corp. 2.20%, 06/15/2028	35,766
675,000	SBA Tower Trust 2.84%, 01/15/2025(1)	655,331
	VICI Properties L.P.
530,000	4.95%, 02/15/2030	526,391
715,000	5.13%, 05/15/2032	709,995
		7,678,327

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Retail - 0.9%
	1011778 BC ULC / New Red Finance, Inc.
$ 140,000	3.50%, 02/15/2029(1)	$ 123,625
165,000	3.88%, 01/15/2028(1)	151,800
175,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	163,187
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,456,090
810,000	5.63%, 01/01/2030(1)	753,300
	Gap, Inc.
2,424,000	3.63%, 10/01/2029(1)	1,971,694
1,726,000	3.88%, 10/01/2031(1)	1,375,967
	Home Depot, Inc.
900,000	3.30%, 04/15/2040	789,108
104,000	5.95%, 04/01/2041	122,538
160,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	159,600
490,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	466,725
	Lowe's Cos., Inc.
195,000	3.35%, 04/01/2027	190,859
130,000	3.75%, 04/01/2032	122,672
199,000	4.55%, 04/05/2049	188,579
	McDonald's Corp.
350,000	3.63%, 09/01/2049	293,638
267,000	4.20%, 04/01/2050	246,874
185,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	185,000
100,000	Yum! Brands, Inc. 3.63%, 03/15/2031	85,926
		9,847,182
	Semiconductors - 1.1%
	Broadcom, Inc.
1,148,000	3.42%, 04/15/2033(1)	986,266
3,760,000	4.00%, 04/15/2029(1)	3,580,145
155,000	Entegris, Inc. 4.38%, 04/15/2028(1)	143,763
	Intel Corp.
605,000	3.05%, 08/12/2051	471,388
99,000	3.10%, 02/15/2060	73,709
	Marvell Technology, Inc.
1,018,000	2.45%, 04/15/2028	905,792
505,000	2.95%, 04/15/2031	439,093
1,393,000	Microchip Technology, Inc. 2.67%, 09/01/2023	1,380,065
1,165,000	NVIDIA Corp. 3.50%, 04/01/2040	1,054,804
	NXP B.V. / NXP Funding LLC
101,000	4.30%, 06/18/2029(1)	98,537
287,000	4.63%, 06/01/2023(1)	290,374
1,383,000	4.88%, 03/01/2024(1)	1,409,945
549,000	5.35%, 03/01/2026(1)	566,286
80,000	5.55%, 12/01/2028(1)	83,898
95,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	89,388
		11,573,453
	Software - 1.9%
3,555,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	3,297,085
2,832,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	2,854,373
2,972,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	2,715,279
	Microsoft Corp.
328,000	2.92%, 03/17/2052	267,641
679,000	3.04%, 03/17/2062	542,210
2,395,000	Open Text Corp. 3.88%, 12/01/2029(1)	2,128,341
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Software - 1.9% - (continued)
$ 380,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	$ 329,433
	Oracle Corp.
1,910,000	2.88%, 03/25/2031	1,613,998
343,000	3.60%, 04/01/2040	266,322
588,000	3.60%, 04/01/2050	422,688
1,290,000	3.85%, 04/01/2060	914,926
1,650,000	3.95%, 03/25/2051	1,257,219
495,000	4.00%, 07/15/2046	389,003
305,000	4.00%, 11/15/2047	237,744
35,000	4.13%, 05/15/2045	27,832
565,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	520,785
2,740,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,685,310
		20,470,189
	Telecommunications - 1.3%
	AT&T, Inc.
1,570,000	3.50%, 02/01/2061	1,167,028
652,000	3.55%, 09/15/2055	505,909
45,000	3.65%, 06/01/2051	36,609
626,000	3.65%, 09/15/2059	484,597
1,898,000	3.80%, 12/01/2057	1,523,294
200,000	Lumen Technologies, Inc. 4.00%, 02/15/2027(1)	177,858
	Nokia Oyj
1,720,000	4.38%, 06/12/2027	1,668,400
60,000	6.63%, 05/15/2039	69,282
1,345,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,215,304
	Rogers Communications, Inc.
580,000	3.80%, 03/15/2032(1)	537,254
680,000	4.55%, 03/15/2052(1)	605,305
300,000	Sprint Corp. 7.13%, 06/15/2024	315,750
160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	139,754
900,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	901,818
	T-Mobile USA, Inc.
1,002,000	2.05%, 02/15/2028	884,426
705,000	2.70%, 03/15/2032(1)	598,922
1,535,000	3.50%, 04/15/2025	1,515,742
699,000	3.88%, 04/15/2030	662,728
	Verizon Communications, Inc.
495,000	2.65%, 11/20/2040	375,412
350,000	2.85%, 09/03/2041	273,784
200,000	2.88%, 11/20/2050	146,516
270,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	228,131
		14,033,823
	Transportation - 0.1%
	Union Pacific Corp.
655,000	2.38%, 05/20/2031	578,547
382,000	2.80%, 02/14/2032	344,143
92,000	2.97%, 09/16/2062	66,789
220,000	3.84%, 03/20/2060	193,333
		1,182,812
	Trucking & Leasing - 0.3%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,506,678
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
795,000	2.70%, 11/01/2024(1)	773,341
955,000	4.00%, 07/15/2025(1)	951,702
		3,231,721

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.8% - (continued)
	Water - 0.0%
$ 185,000	American Water Capital Corp. 4.15%, 06/01/2049	$ 169,701
	Total Corporate Bonds (cost $386,175,001)	$ 349,200,445
FOREIGN GOVERNMENT OBLIGATIONS - 4.8%
	Angola - 0.1%
	Angolan Government International Bond
580,000	8.00%, 11/26/2029(6)	$ 541,848
710,000	8.25%, 05/09/2028(6)	681,174
290,000	8.75%, 04/14/2032	274,267
		1,497,289
	Benin - 0.1%
	Benin Government International Bond
EUR 1,130,000	4.95%, 01/22/2035(1)	951,763
560,000	4.95%, 01/22/2035(6)	471,670
		1,423,433
	Bermuda - 0.0%
$ 455,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	399,262
	Brazil - 0.4%
BRL 26,278,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	4,702,710
	Chile - 0.3%
	Chile Government International Bond
EUR 2,430,000	1.25%, 01/22/2051	1,686,059
$ 1,035,000	3.10%, 05/07/2041	809,204
200,000	3.25%, 09/21/2071	136,384
200,000	3.50%, 01/31/2034	181,398
		2,813,045
	Colombia - 0.2%
	Colombia Government International Bond
1,175,000	5.00%, 06/15/2045	874,915
200,000	5.20%, 05/15/2049	150,250
1,410,000	5.63%, 02/26/2044	1,137,829
		2,162,994
	Croatia - 0.2%
EUR 2,210,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	2,040,781
	Dominican Republic - 0.2%
	Dominican Republic International Bond
$ 1,050,000	6.40%, 06/05/2049(6)	890,607
1,615,000	6.40%, 06/05/2049(1)	1,369,838
		2,260,445
	Egypt - 0.1%
	Egypt Government International Bond
500,000	7.30%, 09/30/2033(1)	374,200
200,000	8.50%, 01/31/2047(6)	144,820
200,000	8.88%, 05/29/2050(1)	147,000
		666,020
	Ghana - 0.0%
204,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	137,859
	Hungary - 0.3%
EUR 2,980,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	2,681,620
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.8% - (continued)
	Indonesia - 0.2%
	Indonesia Government International Bond
EUR 2,600,000	1.10%, 03/12/2033	$ 2,229,131
100,000	2.15%, 07/18/2024(6)	106,423
145,000	2.63%, 06/14/2023(6)	155,413
		2,490,967
	Ivory Coast - 0.1%
845,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	747,467
	Jordan - 0.1%
$ 1,090,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	968,748
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 770,000	2.75%, 01/18/2025(6)	777,934
985,000	3.68%, 06/03/2026(1)	1,002,549
500,000	3.68%, 06/03/2026(6)	508,908
		2,289,391
	Mexico - 1.0%
MXN 151,383,400	Mexican Bonos 7.75%, 05/29/2031	6,800,960
	Mexico Government International Bond
EUR 200,000	1.13%, 01/17/2030	175,742
3,000,000	1.45%, 10/25/2033	2,411,616
$ 305,000	3.75%, 04/19/2071	209,535
530,000	3.77%, 05/24/2061	370,958
665,000	4.28%, 08/14/2041	553,306
		10,522,117
	Morocco - 0.1%
EUR 1,435,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	1,250,428
	Oman - 0.1%
$ 1,520,000	Oman Government International Bond 6.75%, 01/17/2048(1)	1,422,477
	Panama - 0.3%
	Panama Government International Bond
2,645,000	3.87%, 07/23/2060	1,976,556
200,000	4.50%, 04/16/2050	172,964
605,000	4.50%, 01/19/2063	500,498
		2,650,018
	Philippines - 0.2%
	Philippine Government International Bond
EUR 2,045,000	1.20%, 04/28/2033	1,819,745
620,000	1.75%, 04/28/2041	507,492
		2,327,237
	Romania - 0.3%
	Romanian Government International Bond
1,265,000	2.63%, 12/02/2040(1)	884,674
750,000	2.75%, 04/14/2041(6)	529,228
750,000	3.38%, 02/08/2038(6)	609,234
1,589,000	4.63%, 04/03/2049(6)	1,393,964
		3,417,100
	Russia - 0.0%
RUB 326,570,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031(9)(10)(11)	5
	Saudi Arabia - 0.1%
EUR 1,665,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	1,514,834

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.8% - (continued)
	Senegal - 0.1%
	Senegal Government International Bond
EUR 440,000	4.75%, 03/13/2028(6)	$ 435,547
$ 1,015,000	6.25%, 05/23/2033(6)	906,649
		1,342,196
	United Arab Emirates - 0.1%
1,460,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,284,806
	Total Foreign Government Obligations (cost $72,436,301)	$ 53,013,249
MUNICIPAL BONDS - 1.4%
	Development - 0.2%
1,895,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 1,880,423
	General - 0.6%
	County of Riverside, CA
1,625,000	2.86%, 02/15/2026	1,576,875
1,630,000	3.07%, 02/15/2028	1,559,501
1,530,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	1,755,027
1,430,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	1,336,773
		6,228,176
	General Obligation - 0.1%
	California State, GO Taxable
335,000	7.30%, 10/01/2039	442,706
10,000	7.55%, 04/01/2039	13,868
	State of Illinois, GO
516,727	4.95%, 06/01/2023	523,305
120,000	5.00%, 01/01/2023	121,790
250,000	6.88%, 07/01/2025	262,689
		1,364,358
	School District - 0.2%
	Chicago, IL, Board of Education, GO
270,000	6.04%, 12/01/2029	277,558
220,000	6.14%, 12/01/2039	227,457
1,335,000	6.32%, 11/01/2029	1,409,296
		1,914,311
	Transportation - 0.3%
250,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	235,039
	Metropolitan Transportation Auth, NY, Rev
700,000	5.00%, 11/15/2050	727,662
1,940,000	5.18%, 11/15/2049	2,080,931
		3,043,632
	Utility - Electric - 0.0%
367,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	450,362
	Total Municipal Bonds (cost $15,194,920)	$ 14,881,262
SENIOR FLOATING RATE INTERESTS - 3.0%(12)
	Advertising - 0.0%
225,000	ABG Intermediate Holdings 2 LLC 4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 223,031
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Aerospace/Defense - 0.1%
	TransDigm, Inc.
$ 312,910	3.01%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$ 306,887
145,148	3.01%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	142,244
		449,131
	Airlines - 0.1%
175,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	177,964
115,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	119,169
160,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	165,133
		462,266
	Auto Parts & Equipment - 0.0%
201,166	Clarios Global L.P. 4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	197,730
	First Brands Group LLC
68,711	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	68,433
125,000	9.74%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	124,531
		390,694
	Chemicals - 0.0%
220,232	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	217,911
1,496	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	1,441
		219,352
	Commercial Services - 0.3%
150,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	148,687
243,775	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	240,850
144,733	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	134,457
EUR 225,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	231,088
$ 148,101	Ensemble RCM LLC 4.99%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	147,466
169,575	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	166,819
367,225	Signal Parent, Inc. 4.26%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	313,291
212,950	Trans Union LLC 2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	209,837
EUR 310,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	316,694
$ 99,044	Verscend Holding Corp. 4.76%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	98,611
1,355,552	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	1,341,495
179,550	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	160,607
		3,509,902

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Construction Materials - 0.1%
$ 302,713	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	$ 251,251
177	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	175
244,375	Quikrete Holdings, Inc. 3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	237,437
		488,863
	Distribution/Wholesale - 0.0%
267,134	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	263,100
	Diversified Financial Services - 0.1%
208,905	Blackhawk Network Holdings, Inc. 3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	205,919
280,012	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	278,918
208,675	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	204,599
	HighTower Holdings LLC
151,050	5.10%, 04/21/2028, 1 mo. USD LIBOR + 4.000%	148,784
38,000	5.24%, 04/21/2028, 1 mo. USD LIBOR + 4.000%	37,430
322,372	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	318,646
		1,194,296
	Electronics - 0.0%
205,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(13)	203,805
	Engineering & Construction - 0.1%
168,725	Artera Services LLC 4.51%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	157,758
251,162	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	247,269
99,750	Fluidra S.A. 2.80%, 01/29/2029, 1 mo. USD SOFR + 2.000%	98,699
		503,726
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
282,482	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	215,011
12,296	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	13,072
425,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	422,544
100,000	Great Canadian Gaming Corp. 4.93%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	99,575
203,975	J&J Ventures Gaming LLC 4.76%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	201,680
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Entertainment - 0.1% - (continued)
$ 216,404	Penn National Gaming, Inc. 3.01%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	$ 215,863
311,130	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	306,317
		1,474,062
	Environmental Control - 0.0%
100,000	Covanta Holding Corp. 3.26%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	99,438
	Food - 0.1%
	Froneri International Ltd.
EUR 120,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	120,652
$ 157,200	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	153,270
171,053	Hostess Brands LLC 3.36%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	168,736
121,875	U.S. Foods, Inc. 2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	119,941
		562,599
	Food Service - 0.0%
275,000	Aramark Services, Inc. 2.51%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	270,187
	Healthcare - Products - 0.1%
201,244	Avantor Funding, Inc. 3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	199,735
262	Insulet Corp. 4.01%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	261
320,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	314,400
323,433	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	320,257
		834,653
	Healthcare - Services - 0.2%
202,950	ADMI Corp. 4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	199,615
EUR 425,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	431,478
135,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	139,667
$ 120,000	EyeCare Partners LLC 4.76%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	118,200
163,762	Heartland Dental LLC 4.63%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	162,418
68,242	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	67,804
EUR 115,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	117,180
$ 111,818	MED ParentCo L.P. 5.01%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	109,512
396,000	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	391,985
		1,737,859
	Home Builders - 0.0%
282,863	Tecta America Corp. 5.01%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	277,559

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Insurance - 0.2%
$ 241,914	Acrisure LLC 4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	$ 238,034
	Asurion LLC
389,215	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	380,134
240,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	232,574
	Hub International Ltd.
361,842	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	356,867
99,496	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	98,901
416,025	Sedgwick Claims Management Services, Inc. 4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	411,607
289,639	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	286,743
		2,004,860
	Internet - 0.1%
EUR 130,000	Adevinta ASA 3.00%, 06/26/2028, 3 mo. EURIBOR + 3.000%	135,173
$ 216,841	Go Daddy Operating Co. LLC 2.51%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	214,634
217,986	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	216,774
113,850	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	105,169
		671,750
	IT Services - 0.1%
198,500	Panther Commercial Holdings L.P. 5.74%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	197,118
223,586	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	221,594
	Tempo Acquisition LLC
149,625	3.50%, 08/31/2028, 1 mo. USD SOFR + 3.000%	148,410
255,819	3.70%, 08/31/2028, 1 mo. USD SOFR + 3.000%	253,742
		820,864
	Leisure Time - 0.0%
213,387	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	210,810
178,650	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	175,345
		386,155
	Lodging - 0.0%
	Caesars Resort Collection LLC
269,811	3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	268,400
108,350	4.26%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	107,883
		376,283
	Machinery-Diversified - 0.0%
200,000	Welbilt, Inc. 3.26%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	198,876
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Media - 0.1%
$ 98,500	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	$ 97,835
243,163	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	240,245
275,729	Charter Communications Operating LLC 2.52%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	272,111
199,903	CSC Holdings LLC 3.05%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	195,781
170,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	166,175
EUR 155,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	161,320
		1,133,467
	Miscellaneous Manufacturing - 0.0%
260,022	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	268,629
	Packaging & Containers - 0.1%
$ 373,125	Berlin Packaging LLC 4.28%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	368,304
175,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	172,573
99,750	Pretium PKG Holdings, Inc. 4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	96,708
		637,585
	Pharmaceuticals - 0.2%
	Bausch Health Cos., Inc.
380,000	0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%(13)	367,175
152,120	3.51%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	151,055
76,591	3.76%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	76,128
197,397	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	196,914
301,687	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	295,276
247,184	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	246,104
17,003	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	16,894
228,275	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	227,818
255,504	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	254,068
221,793	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	219,622
		2,051,054
	Pipelines - 0.0%
171,447	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	170,226

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Real Estate - 0.0%
EUR 130,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	$ 134,327
	Retail - 0.3%
$ 134,325	At Home Group, Inc. 4.97%, 07/24/2028, 1 mo. USD LIBOR + 4.000%	120,221
246,255	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	241,278
298,753	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	295,018
	EG Group Ltd.
144,040	5.25%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	140,871
EUR 150,000	7.00%, 04/10/2027, 3 mo. EURIBOR + 7.000%	155,276
$ 419,703	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	414,982
	IRB Holding Corp.
98,750	3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	97,269
125,427	3.76%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	124,208
340,208	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	320,363
143,414	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	130,462
183,150	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	181,188
267,975	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	265,161
372,188	SRS Distribution, Inc. 4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	358,231
223,038	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	213,459
421,755	White Cap Buyer LLC 4.45%, 10/19/2027, 1 mo. USD SOFR + 3.750%	411,342
		3,469,329
	Semiconductors - 0.1%
235,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(13)	234,927
	MKS Instruments, Inc.
225,000	0.00%, 10/21/2028(14)	223,875
300,000	0.00%, 04/08/2029(13)	298,500
		757,302
	Software - 0.4%
	Athenahealth, Inc.
52,899	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(15)	52,105
312,101	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	307,420
EUR 185,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	193,458
$ 388,618	DCert Buyer, Inc. 4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	386,675
437,269	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	433,552
197,244	Emerald TopCo, Inc. 4.74%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	194,250
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.0%(12) - (continued)
	Software - 0.4% - (continued)
$ 300,885	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	$ 299,585
400,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	389,000
275,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	270,361
98,494	Navicure, Inc. 4.76%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	98,309
323,375	Polaris Newco LLC 4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	319,601
269,625	SS&C European Holdings S.a.r.l. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	265,489
934,924	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	921,318
195,490	Ultimate Software Group, Inc. 4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	194,411
388,556	Zelis Healthcare Corp. 3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	385,681
		4,711,215
	Telecommunications - 0.1%
143,550	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	140,919
	Lorca Finco plc
EUR 245,000	3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	251,970
270,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	281,504
$ 124,375	Xplornet Communications, Inc. 4.76%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	122,199
198,352	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	196,699
376,980	Zayo Group Holdings, Inc. 3.76%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	357,117
		1,350,408
	Textiles - 0.0%
290,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	282,872
	Transportation - 0.0%
259,525	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	254,335
	Total Senior Floating Rate Interests (cost $33,629,729)	$ 32,844,060
U.S. GOVERNMENT AGENCIES - 40.1%
	Mortgage-Backed Agencies - 40.1%
	FHLMC - 3.5%
3,112,816	0.64%, 01/25/2034(3)(4)	$ 133,317
1,575,002	0.75%, 10/25/2026(3)(4)	36,515
6,579,088	0.81%, 12/25/2030(3)(4)	332,547
3,339,345	0.89%, 06/25/2027(3)(4)	108,112
1,477,067	0.97%, 11/25/2030(3)(4)	88,543
733,445	1.00%, 10/25/2040	634,588
2,593,956	1.12%, 10/25/2030(3)(4)	176,622
4,272,780	1.21%, 06/25/2030(3)(4)	314,939

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.1% - (continued)
	Mortgage-Backed Agencies - 40.1% - (continued)
	FHLMC - 3.5% - (continued)
$ 3,444,927	1.25%, 01/25/2030(3)(4)	$ 241,074
3,323,882	1.54%, 05/25/2030(3)(4)	311,715
2,078,217	1.68%, 05/25/2030(3)(4)	211,432
290,153	1.75%, 10/15/2042	263,816
214,331	2.00%, 12/01/2040	194,155
1,224,989	2.00%, 05/01/2041	1,101,617
1,369,797	2.00%, 12/01/2041	1,231,816
1,023,315	2.00%, 02/01/2051	907,086
4,964,786	2.00%, 03/01/2051	4,398,736
1,397,643	2.00%, 01/01/2052	1,236,344
625,034	2.00%, 02/01/2052	552,901
7,043,999	2.00%, 03/01/2052	6,232,232
3,923,306	2.00%, 04/01/2052	3,470,546
384,676	2.47%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(2)	384,676
3,462,050	2.50%, 04/25/2036(4)	373,915
608,793	2.50%, 05/01/2050	558,212
723,678	2.50%, 06/01/2050	662,950
608,769	2.50%, 09/01/2050	559,191
460,997	2.52%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	459,838
477,009	2.72%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	477,604
1,667,319	3.00%, 10/01/2032	1,654,276
5,032	3.00%, 05/15/2041	4,898
504,350	3.00%, 07/15/2045	471,552
106,895	3.00%, 07/01/2047	102,595
155,941	3.00%, 01/01/2048	148,567
925,096	3.00%, 08/01/2050	875,924
1,140,174	3.02%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	1,147,877
161,528	3.12%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	162,241
1,659,013	3.50%, 01/15/2033(4)	194,270
747,685	3.50%, 05/15/2034(4)	66,938
844,423	3.50%, 10/15/2042	813,323
235,320	3.50%, 10/15/2045	230,468
768,910	3.50%, 12/01/2046	758,544
557,678	3.50%, 01/01/2047	555,667
238,883	3.50%, 03/15/2047	231,569
151,048	3.50%, 06/01/2047	148,823
183,664	3.50%, 12/01/2047	180,634
216,230	3.50%, 01/01/2048	212,848
290,421	3.50%, 12/01/2048	284,455
438,788	4.00%, 05/01/2038	442,790
541,098	4.00%, 05/25/2040(4)	74,141
11,866	4.00%, 01/01/2042	12,014
193,990	4.00%, 03/01/2042	196,626
5,485	4.00%, 04/01/2042	5,553
9,882	4.00%, 06/01/2042	9,864
250,936	4.00%, 11/01/2047	252,628
494,505	4.00%, 12/01/2047	506,180
587,079	4.92%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	598,812
119,008	5.00%, 09/01/2035	125,917
398,714	5.00%, 09/15/2036(4)	74,557
1,284,502	5.00%, 03/15/2045(4)	283,184
183,027	5.00%, 02/15/2048(4)	39,584
64,584	5.00%, 09/01/2048	67,283
37,183	5.00%, 02/01/2049	38,694
14,244	5.50%, 02/01/2029	14,879
16,768	5.50%, 12/01/2038	17,523
550,393	5.50%, 05/15/2040(4)	110,750
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.1% - (continued)
	Mortgage-Backed Agencies - 40.1% - (continued)
	FHLMC - 3.5% - (continued)
$ 511,944	5.50%, 06/15/2046(4)	$ 96,667
464,820	5.50%, 10/15/2046(4)	91,689
407,625	5.50%, 02/01/2049	426,733
46,543	5.50%, 03/01/2049	48,722
274,898	5.82%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	289,808
359,886	6.01%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(2)	382,674
		38,107,780
	FNMA - 8.3%
170,498	0.00%, 06/25/2041(14)(16)	142,020
2,461,751	0.41%, 01/25/2030(3)(4)	43,724
6,694,224	1.32%, 06/25/2034(3)(4)	606,168
4,324,789	1.50%, 11/25/2035(4)	249,534
3,310,549	1.56%, 05/25/2029(3)(4)	270,670
2,693,348	2.00%, 12/01/2040	2,428,065
715,338	2.00%, 04/01/2041	643,367
255,106	2.00%, 05/01/2041	229,495
3,521	2.00%, 09/25/2041	3,378
997,699	2.00%, 10/01/2041	897,205
5,771	2.00%, 12/25/2041	5,510
643,460	2.00%, 02/01/2042	580,144
428,141	2.00%, 03/25/2044	411,409
435,622	2.00%, 05/25/2044	415,674
2,635,378	2.00%, 10/01/2050	2,336,863
1,141,904	2.00%, 12/01/2050	1,012,923
2,917,228	2.00%, 02/01/2051	2,584,698
6,777,593	2.00%, 03/01/2051	6,003,189
7,043,798	2.00%, 04/01/2051	6,240,045
1,674,429	2.00%, 09/01/2051	1,488,427
486,117	2.00%, 01/01/2052	430,016
2,086,246	2.00%, 02/01/2052	1,845,555
1,334,028	2.00%, 03/01/2052	1,180,065
12,256,333	2.00%, 04/01/2052	10,841,851
5,167	2.50%, 12/25/2041	5,025
10,318	2.50%, 03/25/2046	9,975
507,781	2.50%, 07/01/2050	465,324
1,705,742	2.50%, 10/01/2050	1,574,352
446,962	2.50%, 08/01/2051	412,163
694,434	2.50%, 10/01/2051	635,197
7,366,313	2.50%, 11/01/2051	6,768,192
1,838,936	2.50%, 12/01/2051	1,682,060
1,090,327	2.50%, 01/01/2052	997,919
4,911,862	2.50%, 02/01/2052	4,495,278
1,386,802	2.50%, 01/01/2057	1,268,512
370,000	2.88%, 11/01/2027	361,872
993,346	3.00%, 04/25/2033(4)	68,493
252,425	3.00%, 08/01/2033	250,573
1,572,139	3.00%, 06/01/2038	1,524,425
433,577	3.00%, 08/25/2042	413,500
578,765	3.00%, 11/25/2042	551,409
8,278	3.00%, 02/25/2043	8,222
883,890	3.00%, 03/25/2043	838,184
955,478	3.00%, 01/25/2045	894,010
92,256	3.00%, 01/25/2046	90,260
1,234,241	3.00%, 02/25/2047	1,180,319
58,927	3.00%, 05/25/2047	57,736
446,833	3.00%, 08/25/2049	427,000
1,974,767	3.00%, 07/01/2050	1,875,504
471,735	3.00%, 08/01/2050	447,924
1,981,380	3.00%, 12/01/2050	1,880,307
1,025,525	3.00%, 05/01/2051	974,576

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.1% - (continued)
	Mortgage-Backed Agencies - 40.1% - (continued)
	FNMA - 8.3% - (continued)
$ 1,673,402	3.00%, 07/01/2051	$ 1,585,413
717,191	3.00%, 10/01/2051	679,479
917,841	3.00%, 12/01/2051	869,579
26,114	3.00%, 12/25/2054	25,720
345,000	3.16%, 08/01/2027	342,150
2,059,890	3.50%, 07/25/2033(4)	189,465
731,597	3.50%, 08/25/2033(4)	83,794
575,832	3.50%, 04/25/2034(4)	36,808
1,209,437	3.50%, 05/01/2037	1,197,088
915,704	3.50%, 11/25/2039(4)	106,140
4,972	3.50%, 05/25/2042	4,924
141,388	3.50%, 07/25/2044	140,990
274,359	3.50%, 12/01/2045	271,217
244,378	3.50%, 01/01/2046	241,635
189,592	3.50%, 03/01/2046	187,562
925,828	3.50%, 12/01/2046	916,333
321,910	3.50%, 05/01/2047	317,499
526,204	3.50%, 09/01/2047	517,424
322,105	3.50%, 01/01/2048	314,119
349,566	3.50%, 02/01/2048	343,172
41,919	3.50%, 02/25/2048	41,462
90,749	3.50%, 06/01/2048	88,825
490,624	3.50%, 07/01/2048	485,064
102,844	3.50%, 11/01/2048	100,975
335,877	3.50%, 03/25/2049	327,967
806,212	3.50%, 04/25/2049	802,237
823,610	3.50%, 05/01/2056	810,083
315,484	3.50%, 05/25/2056	309,201
753,364	3.50%, 11/25/2057	743,671
1,299,397	3.50%, 05/01/2058	1,278,026
76,524	4.00%, 08/01/2038	78,902
2,905	4.00%, 11/01/2040	2,941
34,381	4.00%, 02/01/2041	34,806
476,046	4.00%, 06/01/2041	480,367
5,984	4.00%, 09/01/2041	6,052
8,938	4.00%, 10/01/2041	9,048
197,657	4.00%, 01/01/2042	199,942
257,153	4.00%, 02/01/2042	260,420
73,422	4.00%, 05/01/2042	74,336
3,004	4.00%, 09/01/2042	3,074
1,134,189	4.00%, 01/01/2043	1,148,312
22,147	4.00%, 10/01/2043	22,420
621,191	4.00%, 10/01/2047	625,034
324,156	4.00%, 11/01/2047	325,657
575,680	4.00%, 01/01/2049	576,034
740,594	4.00%, 09/01/2049	740,438
541,489	4.50%, 04/01/2048	552,222
470,378	4.50%, 09/25/2048(4)	68,957
242,745	4.50%, 04/01/2049	247,721
950,446	4.50%, 01/01/2051	997,670
398,615	5.00%, 06/25/2048(4)	69,289
431,241	5.50%, 04/25/2044(4)	80,377
326,767	6.50%, 03/25/2045(4)	81,533
		91,091,880
	GNMA - 8.1%
126,558	1.75%, 09/20/2043	121,898
217,361	2.00%, 01/20/2042	213,727
184,683	2.00%, 06/16/2042	174,540
2,690,000	2.00%, 05/19/2052(17)	2,442,856
83,875	2.50%, 05/20/2040	83,017
1,138,278	2.50%, 09/20/2051	1,060,751
3,756,400	2.50%, 10/20/2051	3,500,198
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.1% - (continued)
	Mortgage-Backed Agencies - 40.1% - (continued)
	GNMA - 8.1% - (continued)
$ 19,355,000	2.50%, 05/19/2052(17)	$ 17,992,590
1,202,318	3.00%, 01/16/2044	1,153,805
756,970	3.00%, 02/20/2047	728,715
168,665	3.00%, 10/20/2047	167,516
2,879,057	3.00%, 08/20/2051	2,757,214
569,810	3.00%, 10/20/2051	545,204
3,837,562	3.00%, 12/20/2051	3,671,529
34,314,000	3.00%, 05/19/2052(17)	32,755,126
307,389	3.50%, 11/20/2042	306,267
632,553	3.50%, 06/20/2046	627,984
138,005	3.50%, 07/20/2046	136,939
143,911	3.50%, 10/20/2046	142,900
633,913	3.50%, 02/20/2047	627,473
170,466	3.50%, 05/20/2047	168,597
176,358	3.50%, 07/20/2047	174,427
128,828	3.50%, 11/20/2047	127,414
159,468	3.50%, 03/20/2048	157,722
10,503,000	3.50%, 05/19/2052(17)	10,288,017
390,922	3.88%, 08/15/2042	400,399
1,117,485	4.00%, 09/16/2042(4)	253,720
440,145	4.00%, 09/20/2042(4)	58,186
268,667	4.00%, 12/20/2044(4)	43,778
601,264	4.00%, 08/20/2045	610,719
87,253	4.00%, 09/20/2047	88,451
23,396	4.00%, 04/20/2048	23,717
1,216,183	4.00%, 07/20/2048	1,229,066
1,157,588	4.50%, 02/20/2040	1,216,293
897,947	4.50%, 06/16/2043(4)	160,863
432,332	4.50%, 05/20/2045(4)	70,179
615,982	4.50%, 08/20/2045(4)	107,924
705,165	4.50%, 12/16/2046(4)	124,617
442,278	4.50%, 05/20/2048(4)	65,615
300,391	4.50%, 06/20/2048(4)	54,111
1,735,000	4.50%, 05/19/2052(17)	1,768,876
364,931	5.00%, 12/20/2043(4)	73,573
1,010,327	5.00%, 07/16/2044(4)	165,165
350,648	5.00%, 11/16/2046(4)	63,530
337,314	5.00%, 06/16/2047(4)	65,414
426,285	5.00%, 11/16/2047(4)	90,663
1,286,631	5.00%, 11/20/2049	1,333,522
304,903	5.50%, 02/20/2044(4)	56,210
241,613	5.50%, 09/15/2045	265,765
335,346	5.50%, 09/20/2045(4)	72,819
		88,589,601
	UMBS - 20.2%
4,770,000	1.50%, 05/17/2037(17)	4,365,761
4,500,000	1.50%, 05/12/2052(17)	3,799,687
9,670,000	2.00%, 05/12/2052(17)	8,539,819
52,000,000	2.00%, 06/13/2052(17)	45,835,490
18,165,000	2.50%, 05/17/2037(17)	17,390,855
46,924,000	2.50%, 05/12/2052(17)	42,854,809
52,585,000	2.50%, 06/13/2052(17)	47,926,026
2,026,000	3.00%, 05/17/2037(17)	1,986,910
9,267,000	3.00%, 05/12/2052(17)	8,747,541
18,071,000	3.50%, 05/12/2052(17)	17,545,812
18,450,000	4.00%, 05/12/2052(17)	18,364,597
4,700,000	4.50%, 05/12/2052(17)	4,779,836
		222,137,143
	Total U.S. Government Agencies (cost $454,833,239)	$ 439,926,404

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.2%
	U.S. Treasury Securities - 22.2%
	U.S. Treasury Bonds - 9.0%
$ 6,528,071	0.88%, 02/15/2047(18)	$ 7,136,593
23,740,000	1.25%, 05/15/2050	15,905,800
13,000,000	1.63%, 11/15/2050	9,601,211
7,325,000	2.50%, 02/15/2045	6,505,516
3,145,000	2.88%, 08/15/2045	2,989,593
2,525,000	3.00%, 11/15/2045	2,456,647
11,845,000	3.00%, 02/15/2047	11,584,502
1,395,000	3.00%, 02/15/2048	1,376,527
8,365,000	3.13%, 02/15/2043	8,286,251
2,645,000	3.13%, 08/15/2044	2,617,930
1,390,000	3.13%, 05/15/2048	1,407,484
6,010,000	3.38%, 05/15/2044	6,189,596
2,209,900	3.63%, 08/15/2043	2,363,125
11,575,000	3.63%, 02/15/2044(19)	12,385,250
7,618,100	3.75%, 11/15/2043	8,297,480
		99,103,505
	U.S. Treasury Notes - 13.2%
24,730,000	0.63%, 08/15/2030	20,610,910
10,115,000	0.75%, 05/31/2026	9,266,683
10,000,000	0.88%, 06/30/2026	9,195,703
1,000,000	0.88%, 09/30/2026	914,961
3,251,896	0.88%, 01/15/2029(18)	3,488,547
7,000,000	1.25%, 09/30/2028	6,302,734
4,050,000	1.25%, 08/15/2031	3,512,110
2,675,000	1.38%, 10/31/2028	2,425,891
47,765,000	1.38%, 11/15/2031	41,771,985
4,650,000	1.50%, 11/30/2028	4,247,121
23,885,000	1.63%, 05/15/2031	21,495,567
11,800,000	2.38%, 03/31/2029	11,387,000
9,830,000	2.88%, 08/15/2028	9,782,770
		144,401,982
	Total U.S. Government Securities (cost $275,928,915)	$ 243,505,487
COMMON STOCKS - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC*	$ 15,879
	Total Common Stocks (cost $8,444)	$ 15,879
	Total Long-Term Investments (Cost $1,501,085,438)	$ 1,385,182,023
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.5%
5,487,063	Fixed Income Clearing Corp. Repurchase Agreement dated 4/29/2022 at 0.24%, due on 05/02/2022 with a maturity value of $5,487,173; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $5,596,813	$ 5,487,063
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.1%
522,940	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(20)		$ 522,940
1,268,546	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(20)		1,268,546
			1,791,486
	Total Short-Term Investments (cost $7,278,549)		$ 7,278,549
	Total Investments (cost $1,508,363,987)	126.8%	$ 1,392,460,572
	Other Assets and Liabilities	(26.8)%	(294,706,947)
	Total Net Assets	100.0%	$ 1,097,753,625
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $340,447,342, representing 31.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $23,269,568, representing 2.1% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Represents entire or partial securities on loan.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

(10)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At April 30, 2022, the aggregate fair value of this security was $5, which represented 0.0% of total net assets.
(11)	Investment valued using significant unobservable inputs.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Security is a zero-coupon bond.
(15)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $52,105, which represents 0.0% of total net assets.
(16)	Security disclosed is principal-only strips.
(17)	Represents or includes a TBA transaction.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $5,590,750.
(20)	Current yield as of period end.

OTC Swaptions Outstanding at April 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.38.V1*	GSC	72.50%	Pay	05/18/2022	USD	(85,970,000)	$ (22,151)	$ (154,746)	$ 132,595
CDX.NA.IG.38.V1*	GSC	77.50%	Pay	05/18/2022	USD	(85,970,000)	(74,778)	(137,552)	62,774
							$ (96,929)	$ (292,298)	$ 195,369
Put
CDX.NA.IG.38.V1*	GSC	72.50%	Receive	05/18/2022	USD	(85,970,000)	$ (498,165)	$ (229,970)	$ (268,195)
CDX.NA.IG.38.V1*	GSC	77.50%	Receive	05/18/2022	USD	(85,970,000)	(348,924)	(223,522)	(125,402)
							$ (847,089)	$ (453,492)	$ (393,597)
Total Written Option Contracts OTC swaption contracts							$ (944,018)	$ (745,790)	$ (198,228)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	551	06/30/2022	$ 116,157,687	$ (13,571)
U.S. Treasury 5-Year Note Future	297	06/30/2022	33,463,547	(271,348)
United Kingdom Long Gilt Bond Futures	1	06/28/2022	148,702	(4,935)
Total				$ (289,854)
Short position contracts:
Euro-BUND Future	274	06/08/2022	$ 44,396,168	$ 2,875,236
Euro-BUXL 30-Year Bond Future	34	06/08/2022	6,132,763	1,034,703
U.S. Treasury 10-Year Note Future	480	06/21/2022	57,195,000	803,700
U.S. Treasury 10-Year Ultra Future	658	06/21/2022	84,882,000	4,177,272
U.S. Treasury Long Bond Future	178	06/21/2022	25,042,375	2,296,886
U.S. Treasury Ultra Bond Future	33	06/21/2022	5,294,438	(27,810)
Total				$ 11,159,987
Total futures contracts				$ 10,870,133

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 2.50%	$ 2,800,000	05/17/2037	$ (2,680,671)	$ 27,891
Total TBA sale commitments (proceeds receivable $2,708,563)			$ (2,680,671)	$ 27,891
At April 30, 2022, the aggregate market value of TBA Sale Commitments represents (0.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Brazil Republic	USD	1,965,000	(1.00%)	06/20/2027	Quarterly	$ 111,258	$ 109,075	$ (2,183)
CDX.EM.37.V1	USD	7,515,000	(1.00%)	06/20/2027	Quarterly	445,226	580,265	135,039
Total centrally cleared credit default swap contracts						$ 556,484	$ 689,340	$ 132,856

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
261,000	EUR	286,762	USD	BOA	06/15/2022	$ (10,817)
1,257,000	EUR	1,344,584	USD	BCLY	06/15/2022	(15,604)
541,000	EUR	593,126	USD	NWM	06/15/2022	(21,147)
1,281,000	EUR	1,387,201	USD	SSG	06/15/2022	(32,848)
849,000	EUR	942,378	USD	SCB	06/15/2022	(44,761)
1,029,000	EUR	1,134,950	USD	MSC	06/15/2022	(47,027)
4,769,020	USD	24,735,000	BRL	GSC	06/15/2022	(154,103)
3,477,678	USD	3,255,000	EUR	BCLY	05/31/2022	39,329
31,668,721	USD	28,260,000	EUR	DEUT	06/15/2022	1,790,471
1,350,618	USD	1,228,000	EUR	MSC	06/15/2022	52,300
4,557,697	USD	96,759,000	MXN	CBK	06/15/2022	(140,972)
Total foreign currency contracts						$ 1,414,821
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 251,795,237	$ —	$ 251,795,237	$ —
Corporate Bonds	349,200,445	—	349,200,445	—
Foreign Government Obligations	53,013,249	—	53,013,244	5
Municipal Bonds	14,881,262	—	14,881,262	—
Senior Floating Rate Interests	32,844,060	—	32,844,060	—
U.S. Government Agencies	439,926,404	—	439,926,404	—
U.S. Government Securities	243,505,487	—	243,505,487	—
Common Stocks
Energy	15,879	—	15,879	—
Short-Term Investments	7,278,549	1,791,486	5,487,063	—
Foreign Currency Contracts(2)	1,882,100	—	1,882,100	—
Futures Contracts(2)	11,187,797	11,187,797	—	—
Swaps - Credit Default(2)	135,039	—	135,039	—
Total	$ 1,405,665,508	$ 12,979,283	$ 1,392,686,220	$ 5
Liabilities
Foreign Currency Contracts(2)	$ (467,279)	$ —	$ (467,279)	$ —
Futures Contracts(2)	(317,664)	(317,664)	—	—
Swaps - Credit Default(2)	(2,183)	—	(2,183)	—
TBA Sale Commitments	(2,680,671)	—	(2,680,671)	—
Written Options	(944,018)	—	(944,018)	—
Total	$ (4,411,815)	$ (317,664)	$ (4,094,151)	$ —

(1)	For the period ended April 30, 2022, investments valued at $3,468,584 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2022 is not presented.
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Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
SSG	State Street Global Markets LLC
CBK	Citibank NA
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
RUB	Russia Ruble
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCP	State Credit Enhancement Program
SD CRED PROG	School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

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Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments
 April 30, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value ("NAV") of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees (the "Board") of the Hartford Funds Exchange-Traded Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the close of the relevant exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the close of the relevant exchange. Over-the-counter derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
74

Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments – (continued)
 April 30, 2022  (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange -traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.
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